UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536.

Name and address of agent for service:

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

Enhanced Income Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 1.8%
Banks — 0.2%
State Street Capital Trust IV, Capital Securities,
5.99%, 6/15/37(b)	$70	$54,306

Finance — 1.3%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.89%(b)(c)	195	157,950
Lehman Brothers Holdings, Inc., Capital Securities,
6.37%(b)(c)	100	80,031
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(b)(d)	100	96,795

		334,776

Yankee — 0.3%
Finance — 0.3%
Credit Suisse (Guernsey), Unsecured Notes,
5.56%(b)(c)(e)	90	77,400

TOTAL TRUST PREFERRED STOCKS
(Cost $556,660)		466,482

Mortgage Pass-Throughs — 7.7%
Federal Home Loan Mortgage Corp. ARM,
5.43%, 7/01/34(b)	133	133,647
4.28%, 11/01/34(b)	314	310,730
4.85%, 5/01/35(b)(f)	576	574,506
Federal National Mortgage Assoc.,
7.50%, 9/01/35	218	232,326
Federal National Mortgage Assoc. ARM,
4.86%, 6/01/35(b)	306	305,419
5.33%, 10/01/35(b)	346	344,195
Government National Mortgage Assoc. II ARM,
6.12%, 11/20/29(b)	29	28,994
5.62%, 8/20/31(b)	48	47,957

TOTAL MORTGAGE PASS-THROUGHS
(Cost $1,983,842)		1,977,774

Collateralized Mortgage Obligations — 44.2%
Adjustable Rate Mortgage Trust, Series 04-4, Class 5A3,
5.24%, 3/25/35(b)	44	42,409
American Home Mortgage Assets, Series 05-1, Class 3A11,
5.14%, 11/25/35(b)	196	189,328
Banc of America Funding Corp., Series 04-C, Class 4A2,
5.29%, 12/20/34(b)	164	163,356
Banc of America Mortgage Securities, Inc.,
Series 06-B, Class 3A1,
6.16%, 11/20/36(b)	321	323,294
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
5.22%, 1/25/35(b)	151	145,903
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
5.24%, 11/25/34(b)	142	140,128
Countrywide Home Loans, Series 03-37, Class 2A1,
4.24%, 9/25/33(b)	330	324,777
Countrywide Home Loans, Series 04-29, Class 1A1,
5.14%, 2/25/35(b)	83	81,126
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1,
7.50%, 5/25/32	29	28,651
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.21%, 2/25/33(b)	268	269,070
Deutsche Alt-A Securities, Inc., Series 06-AF1, Class A1,
4.94%, 4/25/36(b)	102	101,291
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(g)	640	156,619
Federal Home Loan Mortgage Corp., Series 2485, Class AE,
5.50%, 8/15/17	439	444,208
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	594	599,743
Federal National Mortgage Assoc., Series 93-188, Class K,
6.00%, 10/25/08	70	70,374
Federal National Mortgage Assoc., Series 02-39, Class FB,
5.55%, 3/18/32(b)	31	30,611
Federal National Mortgage Assoc., Series 04-25, Class PA,
5.50%, 10/25/30	67	67,111
Federal National Mortgage Assoc., Series 04-36, Class BS,
5.50%, 11/25/30	91	92,299
Federal National Mortgage Assoc., Series 05-68, Class PB,
5.75%, 7/25/35	176	177,959
Federal National Mortgage Assoc., Series 05-84, Class XE,
5.75%, 1/25/26(b)	106	105,954
Federal National Mortgage Assoc., Series 05-84, Class XK,
5.75%, 8/25/23	33	33,042
Federal National Mortgage Assoc., Series 06-60, Class LK,
6.50%, 7/25/36	275	278,433
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(g)	636	159,333
First Horizon Trust, Series 04-AR2, Class 2A1,
4.58%, 5/25/34(b)	519	519,924
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1,
4.21%, 9/25/34	188	187,232
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 2A1,
4.92%, 1/25/35(b)	491	490,109
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.60%, 9/25/35(b)	403	401,759
GSAA Home Equity Trust, Series 04-8, Class A3A,
5.24%, 9/25/34(b)	86	85,828
Harborview Mortgage Loan Trust, Series 06-4, Class 2AB1,
5.21%, 11/19/36(b)	305	285,209
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
5.16%, 11/19/36(b)	381	357,420
Homebanc Mortgage Trust, Series 05-4, Class A1,
5.14%, 10/25/35(b)	471	460,352
Mortgage IT Trust, Series 04-1, Class A1,
5.26%, 11/25/34(b)	233	231,386

DECEMBER 31, 2007	1

Enhanced Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
4.96%, 4/25/36(b)	$166	$165,338
Residential Accredit Loans, Inc., Series 01-QS19, Class A1,
6.00%, 12/25/16	1	1,142
Sequoia Mortgage Trust, Series 04-1, Class A,
5.12%, 2/20/34(b)	158	155,911
Structured Mortgage Loan Trust, Series 04-13, Class A2,
5.16%, 9/25/34(b)	125	122,153
Structured Mortgage Loan Trust, Series 04-3AC, Class A2,
4.92%, 3/25/34(b)	138	137,523
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class A6,
4.83%, 10/25/35(b)	475	470,542
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR5, Class A6,
4.67%, 5/25/35(b)	550	545,008
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR12, Class 1A4,
6.07%, 10/25/36(b)	378	383,374
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class A1,
4.96%, 2/25/37(b)	325	323,447
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OC1, Class A1,
5.10%, 5/25/37(b)	356	335,497
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1,
4.75%, 4/25/19	304	299,369
Wells Fargo Mortgage Backed Securities Trust, Series 04-V, Class 1A2,
3.84%, 10/25/34(b)	623	621,367
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.65%, 7/25/36(b)	336	338,020
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	464	469,394

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,397,660)		11,412,323

Commercial Mortgage Backed Securities — 21.1%
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1,
3.88%, 9/11/36	367	361,752
Bear Stearns Commercial Mortgage Securities, Series 00-WF, Class A1,
7.11%, 10/15/32	67	66,990
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10	311	324,970
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C1, Class A1B,
6.48%, 5/17/40	138	138,150
Credit Suisse First Boston Mortgage Securities Corp., Series 00-C1, Class A1,
7.32%, 4/15/42	45	45,556
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	332	350,252
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	119	122,411
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	324	339,966
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO),
0.24%, 5/10/40(b)(d)(g)	5,583	10,022
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	314	314,300
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1,
6.41%, 12/15/19	2	2,089
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	395	400,330
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A2,
4.57%, 6/15/29(b)	535	533,547
Nationslink Funding Corp., Series 99, Class 1,
6.32%, 1/20/31	361	363,336
Nationslink Funding Corp., Series 99-2, Class E,
6.32%, 6/20/31(d)	500	506,680
Structured Asset Receivable Trust, Series 04-1,
5.89%, 4/21/11(b)(d)	390	386,427
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(b)	334	338,643
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)	365	373,895
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/35	306	303,088
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(d)	45	44,693
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.09%, 5/25/36(b)(d)(g)	2,959	118,801

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $5,500,146)		5,445,898

Asset Backed Securities — 11.7%
Aames Mortgage Investment Trust, Series 06-1, Class A1,
5.19%, 4/25/36(b)	35	34,434
Ace Securities Corp., Series 06-HE3, Class A2A,
4.92%, 6/25/36(b)(h)	133	130,925
Bear Stearns, Inc., Series 05-HE12, Class 1A1,
4.96%, 12/25/35(b)	58	57,602
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
4.96%, 1/25/30(b)	38	37,717
Bear Stearns, Inc., Series 06-HE3, Class A1,
4.94%, 4/25/36(b)	141	139,767
Bear Stearns, Inc., Series 06-PC1, Class A1,
4.94%, 1/25/29(b)	6	5,540
Bear Stearns, Inc., Series 07-HE1, Class 1A1,
4.98%, 2/25/37(b)	127	122,423
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(d)	202	202,490
Centex Home Equity Loan Trust, Series 06-A, Class AV1,
4.92%, 6/25/36(b)	62	61,144

2	DECEMBER 31, 2007

Enhanced Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities (Continued)
Discover Card Master Trust I, Series 01-1, Class A,
5.25%, 1/15/08(b)	$500		$500,053
Fieldstone Mortgage Investment Corp., Series 05-3, Class 2A1,
4.98%, 2/25/36(b)	18		18,175
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A,
4.94%, 2/25/36(b)	114		112,223
Ford Credit Auto Owner Trust, Series 06-C, Class A2A,
5.29%, 12/15/09	261		261,788
Ford Credit Auto Owner Trust, Series 06-C, Class A2B,
4.67%, 12/15/09(b)	261		261,028
Green Tree Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	124		124,420
GSAA Home Equity Trust, Series 06-2N, Class N,
6.00%, 12/25/35(d)	17		4,180
Master Asset Backed Securities Trust, Series 06-FRE1, Class A1,
4.94%, 12/25/35(b)	5		4,822
Morgan Stanley Capital I, Inc., Series 07-NC2, Class A2A,
4.98%, 2/25/37(b)	354		342,998
Novastar Home Equity Loan, Series 06-2, Class A2A,
4.92%, 6/25/36(b)	42		41,918
Option One Mortgage Loan Trust, Series 01-4, Class A,
5.46%, 1/25/32(b)	10		8,850
Soundview Home Equity Loan Trust, Series 07-NS1, Class A1,
4.91%, 1/25/37(b)	231		219,395
Structured Asset Investment Loan Trust, Series 05-10, Class A3,
4.96%, 12/25/35(b)	4		4,143
Structured Asset Investment Loan Trust, Series 06-2, Class A1,
4.92%, 4/25/36(b)	103		102,031
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2,
4.94%, 3/25/36(b)	73		72,573
Structured Asset Securities Corp., Series 06-BC1, Class A3,
5.19%, 3/25/36(b)	105		103,909
USAA Auto Owner Trust, Series 05-1, Class A3,
3.90%, 7/15/09	38		37,986

TOTAL ASSET BACKED SECURITIES
(Cost $3,064,647)			3,012,534

Corporate Bonds — 5.3%
Entertainment & Leisure — 0.6%
Time Warner Cable, Inc., Unsecured Notes,
5.40%, 7/02/12	150		150,302

Finance — 2.2%
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.17%, 5/25/10(b)	210		201,868
Morgan Stanley, Senior Notes,
5.62%, 1/09/12	350		356,036

			557,904

Real Estate — 0.5%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
8.25%, 7/15/08	140		142,300

Telecommunications — 0.5%
Lenfest Communications, Inc., Senior Notes,
7.62%, 2/15/08	125		125,305

Yankee — 1.5%
Banks — 0.7%
Glitnir Banki HF (Iceland), Unsecured Notes,
5.63%, 4/20/10(b)(e)	200		195,714

Telecommunications — 0.8%
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(e)	75		77,152
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.32%, 2/27/12(b)(e)	125		122,238

			199,390

TOTAL CORPORATE BONDS
(Cost $1,383,611)			1,370,915

	Number of Shares
Short Term Investment — 6.0%
Galileo Money Market Fund, 4.32%(i)
(Cost $1,560,223)(i)	1,560,223		1,560,223

	Number of Contracts
Call Options Purchased — 0.0%
U.S. Dollar Versus Korean Won, Strike Price 935 KRW, Expires 1/31/08	48		3,043
U.S. Dollar Versus Korean Won, Strike Price 935 KRW, Expires 1/31/08	48		3,043

TOTAL CALL OPTIONS PURCHASED
(Cost $4,301)			6,086

Call Swaption Purchased — 0.2%
Deutsche Bank, Strike Rate 5.560%, Expires 11/21/12
(Cost $34,999)	68	(j)	38,475

Put Swaption Purchased — 0.1%
Deutsche Bank, Strike Rate 5.560%, Expires 11/21/12
(Cost $34,999)	68	(j)	31,118

DECEMBER 31, 2007	3

Enhanced Income Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

			Value
TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 98.1%
(Cost $25,521,088)			$25,321,828

	Par (000)
Affiliated Investments — 2.0%
Asset Backed Securities — 0.1%
Merrill Lynch Mortgage Investors Trust, Series 05-FF6, Class N1,
4.50%, 3/25/36(d)	$89		18,788

Collateralized Mortgage Obligations — 1.7%
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(b)	360		361,240
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A,
5.44%, 11/25/29(b)	99		95,085

			456,325

Commercial Mortgage Backed Securities — 0.2%
Merrill Lynch Mortgage Investors Trust, Series 02-MW1, Class XP (IO),
1.77%, 7/12/34(b)(d)(g)	1,990		44,018

TOTAL AFFILIATED INVESTMENTS
(Cost $580,952)			519,131

TOTAL INVESTMENTS BEFORE OUTSTANDING SWAPTIONS WRITTEN — 100.1%
(Cost $26,102,040(a))			25,840,959

	Number of Contracts
Call Swaption Written — (0.1)%
Deutsche Bank, Strike Rate 4.960%, Expires 5/12/08
(Premiums received $9,500)	(80	)(j)	(27,384)

Put Swaption Written — 0.0%
Deutsche Bank, Strike Rate 5.460%, Expires 5/12/08
(Premiums received $9,500)	(80	)(j)	(3,232)

TOTAL SWAPTIONS WRITTEN — (0.1)%
(Premiums received $19,000)			(30,616)

TOTAL INVESTMENTS NET OF OUTSTANDING SWAPTIONS WRITTEN — 100.0%
(Cost $26,083,040)			25,810,343
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (2.0)%			(516,000)
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			525,087

NET ASSETS — 100.0%			$25,819,430

(a)	Cost for federal income tax purposes is $26,103,547. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$165,508
Gross unrealized depreciation	(428,096)

$(262,588)

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 7.0% of its net assets, with a current market value of $1,806,789, in securities restricted as to resale.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security, or a portion thereof, with a market value of $536,418, has been pledged as collateral for reverse repurchase agreements.
(g)	The rate shown is the effective yield as of December 31, 2007.
(h)	Security, or a portion thereof, pledged as collateral with a value of $47,609 on 56 short U.S. Treasury Note futures contracts and 22 long Euro-Bobl futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $10,153,348, with an unrealized loss of $82,469 (including commissions of $41).
(i)	Represents current yield as of December 31, 2007.
(j)	Each swaption contract is equivalent to $10,000 notional amount.

4	DECEMBER 31, 2007

Low Duration Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Trust Preferred Stocks — 1.3%
Banks — 0.1%
State Street Capital Trust IV, Capital Securities,
5.99%, 6/15/37(b)	$1,955	$1,516,695

Finance — 1.0%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.89%(b)(c)	5,305	4,297,050
Lehman Brothers Holdings, Inc., Capital Securities,
6.37%(b)(c)	2,110	1,688,652
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(b)(d)	2,900	2,807,043
ZFS Finance (USA) Trust IV, Unsecured Notes,
5.88%, 5/09/32(b)(d)	3,345	3,117,975

		11,910,720

Yankee — 0.2%
Finance — 0.2%
Credit Suisse (Guernsey), Unsecured Notes,
5.56%(b)(c)(e)	2,540	2,184,400

TOTAL TRUST PREFERRED STOCKS
(Cost $18,203,638)		15,611,815

U.S. Government & Agency Obligation — 0.0%
Small Business Administration Participation Certificates, Series 97, Class A,
5.35%, 8/15/22(b)(d)
(Cost $422,789)	430	402,575

Mortgage Pass-Throughs — 19.1%
Federal Home Loan Mortgage Corp. ARM,
7.66%, 5/01/15(b)	167	171,322
7.04%, 1/01/16(b)	47	47,956
6.90%, 1/01/19(b)	437	438,977
7.20%, 9/01/19(b)	374	379,182
6.85%, 3/01/20(b)	308	312,573
7.16%, 6/01/20(b)	1,991	2,036,036
7.19%, 10/01/23(b)	310	313,177
6.94%, 8/01/31(b)	210	211,265
7.17%, 8/01/32(b)(f)	1,023	1,027,983
5.29%, 7/01/34(b)	1,136	1,163,437
5.43%, 7/01/34(b)	758	763,508
4.28%, 11/01/34(b)	11,279	11,151,603
4.64%, 4/01/35(b)	5,105	5,058,048
5.03%, 12/01/35(b)	20,114	20,214,994
Federal Home Loan Mortgage Corp. Gold,
4.00%, 9/01/08	2,896	2,877,775
4.50%, 4/01/10	3,161	3,141,194
7.00%, 11/01/15-12/01/16	955	995,741
6.50%, 6/01/16-9/01/30(g)	4,652	4,815,124
6.00%, 11/01/33	1,780	1,810,643
Federal National Mortgage Assoc.,
6.50%, 11/01/08-10/01/37(f)(h)	45,971	47,264,089
5.50%, 2/01/09-7/01/37(h)	22,991	23,322,159
6.00%, 2/01/09-2/01/17	792	808,595
7.00%, 3/01/15-7/01/32	3,865	4,037,501
7.50%, 4/01/15-9/01/35(f)	7,930	8,420,808
5.00%, 2/01/17-4/01/21	4,871	4,882,777
4.00%, 7/01/19	6,474	6,209,360
8.00%, 11/01/30-5/01/32	850	907,266
Federal National Mortgage Assoc. 1Year CMT,
7.45%, 12/01/30(b)	316	320,259
6.75%, 12/01/31(b)	616	631,743
5.46%, 8/01/32(b)	1,013	1,031,246
5.59%, 1/01/33(b)	2,195	2,229,078
Federal National Mortgage Assoc. ARM,
6.72%, 12/01/18(b)	633	633,758
6.62%, 12/01/21(b)	283	291,209
7.04%, 12/01/21(b)	181	183,540
7.21%, 9/01/32(b)	997	1,012,641
6.74%, 7/01/33(b)	1,154	1,159,306
4.04%, 10/01/33(b)	792	788,891
4.27%, 1/01/34(b)	539	535,095
4.00%, 4/01/34(b)	3,797	3,837,492
3.91%, 5/01/34(b)	14,395	14,261,270
4.54%, 2/01/35(b)	19,365	19,417,955
4.86%, 6/01/35(b)	10,331	10,296,727
5.27%, 9/01/35(b)	1,287	1,296,441
5.09%, 11/01/35(b)	2,728	2,738,922
5.15%, 11/01/35(b)	1,624	1,628,631
6.18%, 4/01/40(b)	1,542	1,593,082
Government National Mortgage Assoc. I,
6.00%, 12/15/08-2/15/11	150	151,429
6.50%, 6/15/09	70	70,142
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(b)	8,320	8,318,699
3.75%, 6/20/34(b)	12,284	12,281,123

TOTAL MORTGAGE PASS-THROUGHS
(Cost $236,151,159)		237,491,772

Collateralized Mortgage Obligations — 32.6%
American Home Mortgage Assets, Series 05-1, Class 3A11,
5.14%, 11/25/35(b)	5,481	5,287,672
Banc of America Funding Corp., Series 06-7, Class 1A1,
5.49%, 9/25/36(b)	10,557	10,214,390
Banc of America Funding Corp., Series 06-I, Class 1A1,
4.59%, 12/20/36(b)	11,026	10,975,045
Banc of America Mortgage Securities, Inc., Series 03-J, Class 2A1,
4.09%, 11/25/33(b)	3,863	3,879,593
Banc of America Mortgage Securities, Inc., Series 05-D, Class 2A7,
4.78%, 5/01/35(b)	6,071	6,062,336
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.16%, 11/20/36(b)	9,410	9,476,544
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
5.22%, 1/25/35(b)	2,722	2,633,940
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
5.24%, 11/25/34(b)	4,264	4,222,331
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.31%, 10/25/34(b)	5,649	5,630,875
Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 1A5A,
5.81%, 7/01/36	12,132	12,072,938
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
4.98%, 3/25/37(b)	10,902	10,536,700
Countrywide Alternative Loan Trust, Series 05-CB, Class 2A3,
5.50%, 7/25/35	8,607	8,636,604
Countrywide Home Loans, Series 03-37, Class 2A1,
4.24%, 9/25/33(b)	8,104	7,975,075

DECEMBER 31, 2007	5

Low Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Home Loans, Series 04-29, Class 1A1,
5.14%, 2/25/35(b)	$1,640	$1,607,518
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.21%, 2/25/33(b)	11,966	12,005,658
Deutsche Alt-A Securities, Inc., Series 06-AF1, Class A1,
4.94%, 4/25/36(b)	2,462	2,454,826
Federal Home Loan Mortgage Corp. Strip Notes, Series 19, Class F,
5.90%, 6/01/28(b)	1,178	1,175,286
Federal Home Loan Mortgage Corp., Series 1165, Class LD,
7.00%, 11/15/21	1,187	1,183,426
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(i)	8,987	2,164,023
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(i)	19,155	4,688,775
Federal Home Loan Mortgage Corp., Series 2391, Class QG,
5.50%, 12/15/16	7,713	7,838,919
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	13,751	13,880,796
Federal Home Loan Mortgage Corp., Series 3303, Class SG (IO),
1.07%, 4/15/37(i)	330,031	16,286,029
Federal Home Loan Mortgage Corp., Series 3309, Class SA (IO),
1.06%, 4/15/37(i)	18,868	904,690
Federal Home Loan Mortgage Corp., Series 3348, Class QA,
6.00%, 6/15/28	11,416	11,621,691
Federal National Mortgage Assoc., Series 93-188, Class K,
6.00%, 10/25/08	1,865	1,866,991
Federal National Mortgage Assoc., Series 97-20, Class FB,
5.44%, 3/25/27(b)	1,645	1,619,482
Federal National Mortgage Assoc., Series 01-60, Class JZ,
6.00%, 3/25/31	105	104,810
Federal National Mortgage Assoc., Series 02-57, Class ND,
5.50%, 9/25/17	6,125	6,233,918
Federal National Mortgage Assoc., Series 03-17, Class QR,
4.50%, 11/25/25	4,222	4,208,052
Federal National Mortgage Assoc., Series 05-84, Class XK,
5.75%, 8/25/23	1,749	1,745,734
Federal National Mortgage Assoc., Series 06, Class WA,
6.00%, 5/25/28	7,483	7,577,998
Federal National Mortgage Assoc., Series 07-32, Class SG (IO),
1.24%, 4/25/37(i)	56,967	2,768,181
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 11/01/34(b)(i)	7,678	1,839,565
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(i)	5,819	1,456,759
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 03-J10, Class A1,
4.75%, 1/25/19	10,825	10,632,192
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A,
5.30%, 6/20/24(b)(d)	458	456,239
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
5.67%, 8/25/34(b)	7,388	7,406,544
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 1A1,
5.78%, 1/25/35(b)	2,893	2,866,194
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.60%, 9/25/35(b)	9,797	9,761,509
Goldman Sachs Residential Mortgage Loan Trust, Series 07-AR1, Class 2A1,
6.01%, 3/25/37(b)	10,992	10,999,369
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.89%, 8/25/34(b)	11,631	11,517,926
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.76%, 7/25/35(b)	13,078	13,054,819
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(b)	12,096	12,006,602
Mortgage IT Trust, Series 04-1, Class A1,
5.26%, 11/25/34(b)	7,555	7,497,549
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
4.96%, 4/25/36(b)	3,946	3,931,377
Residential Accredit Loans, Inc., Series 01-QS19, Class A1,
6.00%, 12/25/16	3	2,952
Structured Asset Receivables Trust, Series 03-1,
5.96%, 1/21/10(b)(d)(j)	9,181	9,089,244
Structured Mortgage Loan Trust, Series 04-13, Class A2,
5.16%, 9/25/34(b)	1,712	1,669,678
Structured Mortgage Loan Trust, Series 04-3AC, Class A2,
4.92%, 3/25/34(b)	7,779	7,770,033
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class A6,
4.83%, 10/25/35(b)	11,500	11,392,070
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR12, Class 1A4,
6.07%, 10/25/36(b)	10,954	11,098,876
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	13,585	13,522,060
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class IA1,
7.42%, 11/25/30(b)	483	481,363
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1,
4.75%, 4/25/19	15,155	14,918,553
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.65%, 7/25/36(b)	15,651	15,760,202
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR8, Class 2A1,
5.24%, 4/01/36(b)	12,836	12,838,066

6	DECEMBER 31, 2007

Low Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	$13,222	$13,367,936

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $385,864,459)		404,878,523

Commercial Mortgage Backed Securities — 14.1%
Capco America Securitization Corp., Series 98-D7, Class A1B,
6.26%, 10/15/30	1,745	1,753,587
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO),
1.43%, 10/15/30(d)(i)	29,462	208,842
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31	7,596	7,856,476
Citigroup Commercial Mortgage Trust, Series 05-EMG, Class A1,
4.15%, 9/20/51(d)	1,625	1,609,385
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 12/10/49(b)	14,000	14,395,970
Commercial Capital Access One, Inc., Series 3A, Class A2,
6.62%, 11/15/28(d)	4,109	4,175,905
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10	8,281	8,640,372
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2,
6.30%, 11/11/30	6,726	6,764,932
Credit Suisse First Boston Mortgage Securities Corp., Series 01-Ck1, Class A3,
6.38%, 12/18/10	2,121	2,201,982
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	7,952	8,377,661
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,589	1,518,968
Federal National Mortgage Assoc., Series 06-M2, Class A1A,
4.86%, 7/01/16(b)	6,654	6,785,678
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.64%, 4/15/09	13,086	13,271,935
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	6,737	6,944,352
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	8,346	8,353,500
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO),
0.86%, 1/10/40(d)(i)	161,053	2,610,727
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2,
4.84%, 4/16/19(b)	188	185,077
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	6,685	6,886,285
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2,
7.95%, 5/15/25	12,408	13,103,011
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1,
6.41%, 12/15/19	56	56,284
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	12,650	12,820,693
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C3, Class XCP (IO),
0.65%, 2/15/37(d)(i)	23,343	560,742
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO),
0.83%, 4/15/37(d)(i)	97,754	1,367,398
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO),
0.48%, 3/18/30(i)	14,926	3,772
Nationslink Funding Corp., Series 99, Class 1,
6.32%, 1/20/31	8,846	8,899,810
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.69%, 8/15/39(b)	10,577	10,739,813
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(d)	8,510	8,717,379
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/35	6,872	6,796,410
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.93%, 5/15/43(b)	6,025	6,220,735
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(d)	1,203	1,193,612
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.09%, 5/25/36(b)(d)(i)	70,860	2,844,507

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $177,094,251)		175,865,800

Asset Backed Securities — 18.8%
Ace Securties Corp., Series 05-HE6, Class A2B,
5.06%, 10/25/35(b)	1,727	1,703,819
Amresco Independence Funding, Inc., Series 99-1, Class A,
5.25%, 6/15/20(b)(d)	3,005	2,641,505
Asset Backed Securities Corp. Home Equity Trust, Series 06-HE7, Class A2,
4.92%, 11/25/36(b)	15,274	15,086,647
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
4.96%, 1/25/30(b)	921	914,009
Bear Stearns, Inc., Series 06-PC1, Class A1,
4.94%, 1/25/29(b)	140	139,381
Business Loan Express, Inc., Series 98-1, Class A,
6.50%, 1/15/25(b)(d)	844	832,378
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	2,924	2,921,532
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(d)	5,378	5,382,848
Capital Auto Receivables Asset Trust, Series 07-4A, Class A3A,
4.67%, 11/15/11	12,780	12,706,004

DECEMBER 31, 2007	7

Low Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
DaimlerChrysler Auto Trust, Series 06, Class A3,
5.33%, 8/08/10	$8,287	$8,313,575
Discover Card Master Trust I, Series 01-1, Class A,
5.25%, 1/15/08(b)	14,325	14,326,508
Fieldstone Mortgage Investment Corp., Series 05-3, Class 2A1,
4.98%, 2/25/36(b)	642	641,790
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A,
4.94%, 2/25/36(b)	2,489	2,451,662
Ford Credit Auto Owner Trust, Series 05, Class A4,
4.36%, 6/15/10	15,825	15,783,809
Ford Credit Auto Owner Trust, Series 06, Class A4,
5.07%, 12/15/10	12,375	12,460,253
Ford Credit Auto Owner Trust, Series 06-B, Class A3,
5.26%, 10/15/10	12,575	12,631,413
Green Tree Financial Corp., Series 93-4, Class A5,
7.05%, 1/15/19	1,070	1,038,935
Green Tree Financial Corp., Series 95-5, Class M1,
7.65%, 9/15/26	594	596,726
Green Tree Financial Corp., Series 96-8, Class A6,
7.60%, 10/15/27	2,523	2,624,226
Green Tree Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	3,849	3,848,870
GSAA Home Equity Trust, Series 04-11, Class 2A2,
5.11%, 12/25/34(b)	3,732	3,724,911
GSAA Home Equity Trust, Series 06-8N, Class N1,
6.00%, 10/26/36(d)(k)	312	93,530
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
5.33%, 11/19/35(b)	8,954	8,380,945
Harborview Mortgage Loan Trust, Series 06- 12,Class 2A2B,
5.22%, 1/19/38(b)	8,123	7,425,917
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A,
5.12%, 7/15/24(b)(d)	1,757	1,581,092
Home Equity Asset Trust, Series 07-1, Class 2A1,
4.85%, 5/25/37(b)	7,933	7,661,234
Honda Auto Receivables Owner Trust, Series 05-4, Class A3,
4.46%, 5/21/09	3,319	3,316,395
JPMorgan Mortgage Acquisition Corp., Series 07-CH5, Class A2,
5.92%, 11/25/29(b)	13,978	13,588,817
Master Asset Backed Securities Trust, Series 06-FRE1, Class A1,
4.94%, 12/25/35(b)	106	105,491
Morgan Stanley Capital I, Inc., Series 07-HE2, Class A2,
4.90%, 1/25/37(b)	7,099	6,928,076
Morgan Stanley Capital I, Inc., Series 07-HE6, Class A1,
4.85%, 5/25/37(b)	10,603	10,246,522
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3,
3.99%, 7/15/09	4,406	4,394,052
PMC Capital LP, Series 98-1, Class A,
6.75%, 4/01/21(b)(d)	2,350	2,256,280
Securitized Asset Backed Receivables LLC Trust, Series 06-FR3, Class A1,
4.92%, 5/25/36(b)	2,836	2,796,393
Securitized Asset Backed Receivables LLC Trust, Series 07-NC2, Class A2A,
4.83%, 1/25/37(b)	6,807	6,615,471
Soundview Home Equity Loan Trust, Series 07-OPT3, Class 2A1,
4.85%, 8/25/37(b)	7,450	7,279,059
Structured Asset Investment Loan Trust, Series 05-10, Class A3,
4.96%, 12/25/35(b)	109	108,843
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2,
4.94%, 3/25/36(b)	1,599	1,584,519
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A2,
5.17%, 7/25/22(b)	9,550	9,421,075
SWB Loan-Backed Certificates, Series 98-1, Class AV,
5.25%, 9/15/24(b)(d)	2,417	2,324,203
USAA Auto Owner Trust, Series 05-1, Class A3,
3.90%, 7/15/09	1,012	1,011,019
USAA Auto Owner Trust, Series 05-2, Class A3,
4.00%, 12/15/09	5,715	5,700,143
Wells Fargo Home Equity Trust, Series 07-2, Class A1,
4.88%, 4/25/37(b)	9,968	9,632,959

TOTAL ASSET BACKED SECURITIES
(Cost $235,034,405)		233,222,836

Collateralized Debt Obligation — 0.0%
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
5.75%, 1/15/24(b)(d)
(Cost $560,228)	564	558,610

Corporate Bonds — 5.2%
Computer & Office Equipment — 0.2%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	2,745	2,837,677

Computer Software & Services — 0.1%
Oracle Corp., Unsecured Notes,
5.00%, 1/15/11	1,700	1,722,481

Finance — 1.5%
Household Finance Corp., Unsecured Notes,
4.12%, 12/15/08(f)	4,375	4,334,938
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.17%, 5/25/10(b)	5,520	5,306,243
Morgan Stanley, Senior Notes,
5.62%, 1/09/12	9,104	9,261,017

		18,902,198

Food & Agriculture — 0.2%
Kraft Foods, Inc., Senior Unsecured Notes,
5.62%, 8/11/10(b)	1,795	1,845,328

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.39%, 9/15/09(b)(g)	4,175	4,110,388
Transocean, Inc., Senior Unsecured Notes,
5.25%, 12/04/12	2,270	2,275,030

		6,385,418

Real Estate — 0.3%
AvalonBay Communities, Inc., Senior Unsecured Notes (REIT),
8.25%, 7/15/08	3,945	4,009,821

8	DECEMBER 31, 2007

Low Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds (Continued)
Retail Merchandising — 0.1%
Federated Department Stores, Inc., Senior Unsecured Notes,
6.62%, 9/01/08	$800		$806,091

Telecommunications — 0.3%
Lenfest Communications, Inc., Senior Notes,
7.62%, 2/15/08	3,850		3,859,386

Yankee — 2.0%
Banks — 0.4%
Glitnir Banki HF (Iceland), Unsecured Notes,
5.63%, 4/20/10(b)(e)	5,225		5,113,028

Finance — 0.8%
Eksportfinans ASA (Norway), Unsecured Notes,
3.38%, 1/15/08(e)	9,315		9,306,188

Oil & Gas — 0.2%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
5.34%, 4/09/09(b)(e)	3,040		3,035,319

Telecommunications — 0.6%
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	2,325		2,488,571
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.32%, 2/27/12(b)(e)	4,535		4,434,794

			6,923,365

TOTAL CORPORATE BONDS
(Cost $65,060,613)			64,746,300

Foreign Bonds — 0.5%
Canada — 0.3%
Province of Manitoba, Senior Unsecured Notes (NZD),
6.38%, 9/01/15	1,300		920,771
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	4,540		3,175,737

			4,096,508

Germany — 0.2%
Bundesrepublic Deutschland (EUR),
4.25%, 7/04/39	1,625		2,241,116

TOTAL FOREIGN BONDS
(Cost $6,344,587)			6,337,624

	Par/Shares (000)
Short Term Investments — 10.6%
Apreco LLC,
5.75%, 1/30/08(l)	$25,000		24,888,195
Cafco LLC,
4.70%, 1/07/08(l)	5,000		4,996,736
Chariot Funding LLC,
5.95%, 1/23/08(l)	32,000		31,888,933
Charta Corp.,
4.80%, 1/16/08(l)	4,900		4,890,853
Ranger Funding Co. LLC,
4.85%, 1/14/08(l)	11,541		11,522,342
Yorktown Capital LLC,
4.85%, 3/19/08(l)	10,000		9,896,264
Galileo Money Market Fund, 4.32%(m)	43,622		43,622,150

TOTAL SHORT TERM INVESTMENTS
(Cost $131,705,473)			131,705,473

	Number of Contracts
Call Options Purchased — 0.0%
U.S. Dollar Versus Korean Won, Strike Price 935 KRW, Expires 1/31/08	1,367		86,668
U.S. Dollar Versus Korean Won, Strike Price 935 KRW, Expires 1/31/08	1,367		86,668

TOTAL CALL OPTIONS PURCHASED
(Cost $122,483)			173,336

Call Swaptions Purchased — 0.4%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	3,320	(n)	1,820,356
Deutsche Bank, Strike Rate 5.560%, Expires 11/21/12	2,826	(n)	1,610,820
Goldman Sachs & Co., Strike Rate 5.150%, Expires 11/26/10	2,440	(n)	1,111,908

TOTAL CALL SWAPTIONS PURCHASED
(Cost $3,917,921)			4,543,084

Put Swaptions Purchased — 0.3%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	3,320	(n)	1,545,460
Deutsche Bank, Strike Rate 5.560%, Expires 11/21/12	2,826	(n)	1,302,786
Goldman Sachs & Co., Strike Rate 5.150%, Expires 11/26/10	2,440	(n)	1,156,804

TOTAL PUT SWAPTIONS PURCHASED
(Cost $3,917,921)			4,005,050

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 102.9%
(Cost $1,264,399,927)			1,279,542,798

DECEMBER 31, 2007	9

Low Duration Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Affiliated Investments — 1.2%
Collateralized Mortgage Obligations — 1.2%
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(b)	$8,935		$8,962,485
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3,
4.44%, 6/25/35(b)	5,400		5,323,619
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A,
5.41%, 3/15/25(b)	806		788,764

			15,074,868

Commercial Mortgage Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	5		5,003

TOTAL AFFILIATED INVESTMENTS
(Cost $14,790,818)			15,079,871

TOTAL INVESTMENTS BEFORE OUTSTANDING SWAPTIONS WRITTEN — 104.1%
(Cost $1,279,190,745(a))			1,294,622,669

Call Swaptions Written — (0.4)%
Deutsche Bank, Strike Rate 4.960%, Expires 5/12/08	(2,070	)(n)	(708,561)
Deutsche Bank, Strike Rate 5.480%, Expires 10/26/09	(2,480	)(n)	(1,500,400)
Deutsche Bank, Strike Rate 5.720%, Expires 10/11/12	(3,490	)(n)	(2,186,136)
First Manhattan, Strike Rate 5.38%, Expires 12/14/10	(1,730	)(n)	(928,318)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $3,440,352)			(5,323,415)

Put Swaptions Written — (0.4)%
Deutsche Bank, Strike Rate 3.250%, Expires 6/19/08	(1,990	)(n)	(1,702,047)
Deutsche Bank, Strike Rate 5.460%, Expires 5/12/08	(2,070	)(n)	(83,628)
Deutsche Bank, Strike Rate 5.480%, Expires 10/26/09	(2,480	)(n)	(610,576)
Deutsche Bank, Strike Rate 5.720%, Expires 10/11/12	(3,490	)(n)	(1,433,343)
Deutsche Bank, Strike Rate 5.765%, Expires 6/19/08	(1,990	)(n)	(51,740)
First Manhattan, Strike Rate 5.38%, Expires 12/14/10	(1,730	)(n)	(691,308)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $4,733,853)			(4,572,642)

TOTAL SWAPTIONS WRITTEN — (0.8)%
(Premiums received $8,174,205)			(9,896,057)

TOTAL INVESTMENTS NET OF OUTSTANDING SWAPTIONS WRITTEN — 103.3%
(Cost $1,271,016,540)			$1,284,726,612
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (4.0)%			(50,351,000)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			9,372,931

NET ASSETS — 100.0%			$1,243,748,543

(a)	Cost for federal income tax purposes is $1,279,238,012. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$25,310,438
Gross unrealized depreciation	(9,926,781)

$15,383,657

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 4.4% of its net assets, with a current market value of $54,832,019, in securities restricted as to resale.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security, or a portion thereof, with a market value of $2,985,803, has been pledged as collateral for swap and swaption contracts.
(g)	Security, or a portion thereof, pledged as collateral with a value of $2,418,202 on 178 short U.S. Treasury Note futures contracts, 1,940 long U.S. Treasury Note futures contracts, 4 long U.S. Treasury Bond futures contracts, 103 short Euro-dollar futures contracts, 155 long Euro-Bund futures contracts and 530 long Euro-Bobl futures contracts expiring March 2008, 85 short Euro-dollar futures contracts expiring June 2008, 85 short Euro-dollar futures contracts expiring September 2008, 85 short Euro-dollar futures contracts expiring December 2008, 85 short Euro-dollar futures contracts expiring March 2009, 63 short Euro-dollar futures contracts expiring June 2009, 63 short Euro-dollar futures contracts expiring September 2009, 63 short Euro-dollar futures contracts expiring December 2009 and 63 short Euro-dollar futures contracts expiring March 2010. The notional value of such contracts on December 31, 2007 was $703,209,429, with an unrealized loss of $3,581,046 (including commissions of $6,594).
(h)	Security, or a portion thereof, with a market value of $52,234,726, has been pledged as collateral for reverse repurchase agreements.
(i)	The rate shown is the effective yield as of December 31, 2007.
(j)	Security is illiquid. As of December 31, 2007, the Portfolio held 0.7% of its net assets, with a current market value of $9,089,244, in these securities.
(k)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $93,530, which represents less than 0.1% of net assets.
(l)	The rate shown is the effective yield at the time of purchase.
(m)	Represents current yield as of December 31, 2007.
(n)	Each swaption contract is equivalent to $10,000 notional amount.

10	DECEMBER 31, 2007

Intermediate Government Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations — 32.7%
Federal Home Loan Bank, Unsecured Bonds,
2.75%, 1/09/08	$4,410	$4,408,390
3.01%, 4/02/08(b)	10,000	9,960,590
3.00%, 6/25/08	4,015	3,986,767
2.90%, 7/15/08	2,000	1,984,322
3.25%, 7/30/08	17,955	17,841,614
3.35%, 1/23/09	2,000	1,987,224
4.00%, 2/19/09	1,200	1,199,380
Federal Home Loan Mortgage Corp., Unsecured Notes,
3.50%, 5/19/08-5/21/08	17,305	17,221,480
3.06%, 7/15/08	3,155	3,132,912
Housing & Urban Development, Section 108 Government Guaranteed Participation Certificates, Series 03-A,
4.44%, 8/01/11	2,099	2,153,051
U.S. Treasury Bonds,
5.00%, 5/15/37	1,500	1,634,883
U.S. Treasury Inflation Protected Bonds,
2.42%, 1/15/27	3,440	3,768,979
U.S. Treasury Notes,
4.25%, 9/30/12-11/15/17(c)	40,135	40,854,095
3.88%, 10/31/12(c)	6,400	6,525,498
3.38%, 11/30/12(c)	26,975	26,884,391
3.62%, 12/31/12	19,500	19,646,250

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $162,150,348)		163,189,826

Mortgage Pass-Throughs — 52.2%
Federal Home Loan Mortgage Corp. ARM,
3.72%, 7/01/34(d)	1,656	1,658,068
5.43%, 7/01/34(b)(d)	739	744,606
5.01%, 8/01/34(b)(d)	4,271	4,268,656
4.39%, 11/01/34(d)	2,114	2,108,332
4.35%, 3/01/35(d)	6,616	6,541,747
4.77%, 3/01/35-9/01/35(d)	15,721	15,711,100
4.75%, 4/01/35(d)	7,958	7,950,153
5.54%, 4/01/36(d)	3,411	3,415,513
6.00%, 10/01/36(d)	3,469	3,518,375
Federal Home Loan Mortgage Corp. Gold,
9.00%, 12/01/09	85	85,908
5.00%, 10/01/20-3/01/21	25,692	25,716,971
6.00%, 12/01/36	9,478	9,620,642
Federal National Mortgage Assoc.,
8.00%, 4/01/08-6/01/08	13	13,068
6.50%, 5/01/08-12/01/29	7,084	7,331,504
8.50%, 2/01/09-8/01/09	75	76,102
9.00%, 5/01/09-4/01/16	120	121,659
5.01%, 1/25/12	10,994	11,211,617
5.24%, 4/01/12	4,500	4,624,467
6.00%, 4/01/16-10/01/36	12,010	12,198,263
7.00%, 1/01/17-4/01/32	931	973,211
5.00%, 6/01/18-7/01/35	9,905	9,690,927
4.50%, 10/01/18	14	13,942
5.50%, 1/01/24-7/01/37	29,475	29,476,650
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/23	3,800	3,848,678
Federal National Mortgage Assoc. 30 Year TBA,
6.50%, 1/01/38	26,000	26,723,060
Federal National Mortgage Assoc. ARM,
4.79%, 3/01/33(d)	3,137	3,148,687
4.28%, 5/01/33(d)	2,036	2,038,148
4.02%, 9/01/33(d)	1,815	1,806,210
7.13%, 10/01/33(d)	1,168	1,181,802
4.00%, 4/01/34(d)	1,745	1,763,172
3.88%, 5/01/34(d)	1,590	1,599,826
4.37%, 6/01/34(d)	4,672	4,651,221
3.76%, 7/01/34(d)	1,854	1,851,058
4.46%, 7/01/34(d)	5,537	5,498,148
4.83%, 8/01/34(d)	2,128	2,105,966
4.64%, 2/01/35(d)	9,215	9,259,396
4.59%, 3/01/35(d)	4,691	4,684,360
4.71%, 7/01/35(d)	4,708	4,690,736
4.95%, 7/01/35(d)	11,156	11,153,975
5.00%, 7/01/35(d)	2,968	2,972,871
Government National Mortgage Assoc. I,
6.00%, 2/15/11	97	97,619
Government National Mortgage Assoc. II ARM,
3.75%, 6/20/34(d)	1,991	1,990,387
4.50%, 7/20/34-2/20/35(d)	6,008	5,965,319
5.00%, 5/20/35(d)	5,991	6,014,392

TOTAL MORTGAGE PASS-THROUGHS
(Cost $257,692,657)		260,116,512

Collateralized Mortgage Obligations — 15.2%
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
5.24%, 11/25/34(d)	705	697,721
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.35%, 8/25/35(d)	5,417	5,259,021
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
4.98%, 3/25/37(d)	1,298	1,254,369
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1,
5.59%, 6/25/34(d)	350	352,696
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA,
5.50%, 1/15/27	4,186	4,228,255
Federal Home Loan Mortgage Corp., Series 2668, Class AD,
4.00%, 1/15/15	1,687	1,670,931
Federal Home Loan Mortgage Corp., Series 2718, Class MR,
4.00%, 8/15/13	780	776,254
Federal Home Loan Mortgage Corp., Series 2931, Class DE,
4.00%, 2/15/20	10,000	9,395,324
Federal Home Loan Mortgage Corp., Series 3131, Class MA,
5.50%, 11/15/27	2,223	2,247,793
Federal Home Loan Mortgage Corp., Series 3143, Class NA,
5.50%, 7/15/26	3,788	3,827,514
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26	3,761	3,814,082
Federal National Mortgage Assoc., Series 01-T2, Class B,
6.02%, 11/25/10	3,600	3,737,101
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32	5,436	5,563,587
Federal National Mortgage Assoc., Series 05-29, Class JB,
4.50%, 4/25/35	8,849	8,799,776

DECEMBER 31, 2007	11

Intermediate Government Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	$1,835	$1,847,374
Federal National Mortgage Assoc., Series 05-68, Class PC,
5.50%, 7/25/35	4,197	4,262,550
Federal National Mortgage Assoc., Series 06-39, Class G1,
5.50%, 11/25/25	4,244	4,267,757
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(e)	5,653	1,203,265
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
5.67%, 8/25/34(d)	1,385	1,388,712
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(d)	5,513	5,339,666
Mortgage IT Trust, Series 04-1, Class A1,
5.26%, 11/25/34(d)	1,247	1,237,272
Structured Mortgage Loan Trust, Series 04-13, Class A2,
5.16%, 9/25/34(d)	224	218,873
Summit Mortgage Trust, Series 00-1, Class B1,
6.63%, 12/28/12(d)(f)(g)	9	9,210
Washington Mutual Mortgage Loan Trust, Series 03-AR4, Class A6,
3.42%, 5/25/33(d)	2,731	2,730,657
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR4, Class 2A4,
5.77%, 4/25/36(d)	1,500	1,476,832

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $74,932,899)		75,606,592

Commercial Mortgage Backed Securities — 12.1%
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	3,380	3,543,780
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36	1,421	1,445,223
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1,
4.36%, 6/11/41	1,423	1,415,464
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	925	958,707
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46	3,755	3,888,327
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 4/15/10	3,600	3,756,268
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 11/15/36	2,680	2,712,824
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	421	402,206
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.64%, 4/15/09	5,220	5,294,425
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	3,590	3,787,625
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	3,540	3,727,444
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO),
1.28%, 7/15/29(d)(e)	2,176	120,791
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	1,075	1,108,317
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	3,580	3,707,666
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33	1,598	1,657,686
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1,
6.41%, 12/15/19	11	11,431
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3,
5.64%, 4/15/11	1,979	2,003,526
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2,
3.25%, 3/15/29	2,100	2,065,235
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A1,
3.82%, 6/15/29	316	314,779
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(d)	3,075	3,180,316
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	2,725	2,795,191
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
5.05%, 7/15/25(d)	412	395,574
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39	1,272	1,281,848
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.70%, 12/12/49	1,650	1,687,373
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(d)(f)	1,173	1,161,419
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1,
2.99%, 6/15/35	1,822	1,760,663
Wachovia Bank Commercial Mortgage Trust, Series 04-C12, Class A1,
3.40%, 7/15/41	1,051	1,037,287
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
6.10%, 2/15/51	3,735	3,899,809
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.09%, 5/25/36(d)(e)(f)	29,720	1,193,057

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $60,477,720)		60,314,261

Project Loan — 0.1%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23
(Cost $515,902)	504	514,245

12	DECEMBER 31, 2007

Intermediate Government Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities — 2.5%
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
4.96%, 1/25/30(d)	$403		$400,219
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	3,100		3,174,977
Citibank OMNI Master Trust, Series 07, Class A9,
5.65%, 12/23/13(d)(f)	3,700		3,700,000
Green Tree Financial Corp., Series 97-5, Class A7,
7.13%, 5/15/29	1,313		1,377,754
IndyMac Residential Trust, Series 06-E, Class 2A1,
4.93%, 4/25/37(d)	2,747		2,663,753
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
4.99%, 11/25/35(d)	725		723,213
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(f)	472		458,022

TOTAL ASSET BACKED SECURITIES
(Cost $12,469,786)			12,497,938

Collateralized Debt Obligations — 0.7%
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16	950		985,368
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	745		773,414
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	1,694		1,723,778

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $3,388,606)			3,482,560

Corporate Bonds — 3.2%
Finance — 1.7%
General Electric Capital Corp., Unsecured Notes,
4.88%, 10/21/10(h)	1,990		2,019,581
5.00%, 11/15/11(b)	1,390		1,406,839
Private Export Funding Corp., Senior Unsecured Notes,
3.38%, 2/15/09	5,250		5,220,789

			8,647,209

Insurance — 0.4%
TIAA Global Markets, Unsecured Notes,

5.12%, 10/10/12	2,150		2,191,422

Oil & Gas — 0.4%
ENSCO Offshore Co. Bonds,
6.36%, 12/01/15	1,853		2,025,379

Yankee — 0.7%
Banks — 0.7%
International Bank for Reconstruction & Development (Multiple Countries), Unsecured Notes,
1.00%, 2/05/15(i)	4,100		3,250,020

TOTAL CORPORATE BONDS
(Cost $ 15,852,939)			16,114,030

Taxable Municipal Bond — 0.5%
Stanislaus County California Taxable Pension Obligation Refunding Revenue Bonds, Series 95,
7.15%, 8/15/13
(Cost $2,565,000)	2,565		2,774,253

	Par/Shares (000)
Short Term Investments — 4.1%
Federal Home Loan Bank, Discount Notes,
3.25%, 1/02/08(j)	10,700		10,700,000
Galileo Money Market Fund, 4.32%(k)(l)	9,945		9,945,288

TOTAL SHORT TERM INVESTMENTS
(Cost $20,645,288)			20,645,288

	Number of Contracts
Call Swaptions Purchased — 0.9%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,510	(m)	827,933
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	770	(m)	444,367
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	1,160	(m)	629,648
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	910	(m)	476,840
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,062	(m)	799,686
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	1,480	(m)	1,140,932

TOTAL CALL SWAPTIONS PURCHASED
(Cost $2,723,197)			4,319,406

Put Option Purchased — 0.0%
U.S. Dollar Versus Euro, Strike Price 1.400 EUR, Expires 1/10/08
(Cost $52,745)	516		1

DECEMBER 31, 2007	13

Intermediate Government Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Contracts		Value
Put Swaptions Purchased — 0.5%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,510	(m)	$702,905
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	770	(m)	277,123
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	1,160	(m)	335,936
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	910	(m)	440,622
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,062	(m)	338,991
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	1,480	(m)	461,612
Morgan Stanley & Co., Strike Rate 5.500%, Expires 1/25/08	1,000	(m)	300

TOTAL PUT SWAPTIONS PURCHASED
(Cost $2,739,397)			2,557,489

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 124.7%
(Cost $616,206,484)			$622,132,401

	Par (000)
Affiliated Investment — 0.1%
Commercial Mortgage Backed Securities — 0.1%
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/01/22
(Cost $140,552)	$138,334		141,101

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 124.8%
(Cost $616,347,036(a))			622,273,502

Mortgage Pass-Through TBA Sale Commitments — (17.6)%
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
5.00%, 1/01/23	(25,600)		(25,624,064)
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 1/01/38	(9,000)		(9,132,210)
Federal National Mortgage Assoc. 15 Year,
5.50%, 1/01/23	(3,800)		(3,848,678)
Federal National Mortgage Assoc. 30 Year,
5.50%, 1/01/38	(28,700)		(28,655,228)
6.00%, 1/01/38	(12,000)		(12,187,440)
5.00%, 2/01/38	(8,300)		(8,092,500)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS (Proceeds $86,998,352)			(87,540,120)

	Number of Contracts
Call Option Written — 0.0%
March 5 Year U.S. Treasury Notes futures, Strike Price $112, Expires 2/22/08 (Premiums received $27,422)	(48)		(21,000)

Call Swaptions Written — (0.5)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(970	)(m)	(418,652)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(450	)(m)	(289,080)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,100	)(m)	(668,030)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(390	)(m)	(268,359)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(910	)(m)	(365,547)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(680	)(m)	(369,988)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $1,642,865)			(2,379,656)

Put Swaptions Written — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(970	)(m)	(73,817)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(450	)(m)	(36,360)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,100	)(m)	(269,390)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(390	)(m)	(86,385)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(910	)(m)	(51,051)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(680	)(m)	(267,308)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $1,642,865)			(784,311)

TOTAL OPTION AND SWAPTIONS WRITTEN — (0.6)%
(Premiums received $3,313,152)			(3,184,967)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 106.6%
(Cost $526,035,532)			531,548,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%			(32,796,187)

NET ASSETS — 100.0%			$498,752,228

14	DECEMBER 31, 2007

Intermediate Government Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Also cost for federal income tax purposes is $616,347,036. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$8,036,323
Gross unrealized depreciation	(2,109,857)

$5,926,466

(b)	Security, or a portion thereof, with a market value of $2,677,966, has been pledged as collateral for swap and swaption contracts.
(c)	Security, or a portion thereof, subject to financing transactions.
(d)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(e)	The rate shown is the effective yield as of December 31, 2007.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.3% of its net assets, with a current market value of $6,521,708, in securities restricted as to resale.
(g)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $9,210, which represents less than 0.1% of net assets.
(h)	Security, or a portion thereof, pledged as collateral with a value of $2,019,581 on 96 short U.S. Treasury Note futures contracts, 1,140 long U.S. Treasury Note futures contracts, 361 short U.S. Treasury Bond futures contracts, 120 long Euro-Bund futures contracts and 39 long Euribor futures contracts expiring March 2008, 72 long Euro-dollar futures contracts expiring September 2008 and 72 short Euro-dollar futures contracts expiring September 2009. The notional value of such contracts on December 31, 2007 was $258,187,104, with an unrealized gain of $327,765 (including commissions of $4,499).
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	The rate shown is the effective yield at the time of purchase.
(k)	A portion of this security was purchased with cash collateral received for swap contracts.
(l)	Represents current yield as of December 31, 2007.
(m)	Each swaption contract is equivalent to $10,000 notional amount.

DECEMBER 31, 2007	15

Intermediate Bond Portfolio II
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Preferred Stocks — 2.3%
Banks — 1.0%
Wachovia Corp.,
8.00%	325,000	$8,222,500

Government — 1.3%
Federal Home Loan Mortgage Corp.,
8.38%	190,100	4,971,115
Federal National Mortgage Assoc.,
8.25%	260,000	6,695,000

		11,666,115

TOTAL PREFERRED STOCKS
(Cost $19,377,500)		19,888,615

	Par (000)
Trust Preferred Stocks — 2.3%
Banks — 0.4%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.62%, 5/23/36	$535	520,493
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37	875	841,287
Mellon Captial IV, Capital Securities,
6.24%(b)(c)	1,575	1,461,794
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(b)(c)	475	511,848
USB Capital IX, Unsecured Notes,
6.19%(b)(c)	300	271,504

		3,606,926

Finance — 0.3%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(c)	3,180	2,831,234

Insurance — 0.4%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	950	926,641
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(b)	1,580	1,466,823
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37	1,000	937,787

		3,331,251

Yankee — 1.2%
Banks — 0.7%
Barclays Bank Plc (United Kingdom), Subordinated Notes,
7.38%(b)(c)(d)(e)	1,500	1,552,915
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(b)(c)(d)(e)	1,675	1,740,578
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(b)(c)(d)(e)	2,575	2,564,932

		5,858,425

Finance — 0.5%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%(c)(d)(f)	5,160	4,619,222

TOTAL TRUST PREFERRED STOCKS
(Cost $21,491,709)		20,247,058

U.S. Government & Agency Obligations — 3.2%
Federal Home Loan Bank, Unsecured Bonds,
4.12%, 2/15/08(g)	4,500	4,497,021
Federal National Mortgage Assoc., Subordinated Notes,
5.25%, 8/01/12(h)	3,070	3,191,231
4.62%, 5/01/13	1,960	1,989,639
Federal National Mortgage Assoc., Unsecured Notes,
3.25%, 5/16/08(h)(i)	8,594	8,551,881
U.S. Treasury Bonds,
5.00%, 5/15/37	4,250	4,632,168
U.S. Treasury Inflation Protected Bonds,
2.42%, 1/15/27(g)(i)	1,515	1,659,885
U.S. Treasury Notes,
4.25%, 8/15/14-11/15/17(i)	3,395	3,488,431

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $27,738,340)		28,010,256

Mortgage Pass-Throughs — 25.7%
Federal Home Loan Mortgage Corp. ARM,
4.97%, 10/01/35(b)(h)	10,498	10,504,871
6.00%, 10/01/36(b)(g)	6,938	7,036,750
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 1/01/38	4,000	3,991,240
Federal National Mortgage Assoc.,
8.50%, 8/01/09	32	31,866
6.00%, 5/01/16-10/01/36	7,272	7,389,471
5.50%, 1/01/20-8/01/37(g)(h)	72,373	72,367,126
5.00%, 6/01/34-10/12/37(h)	35,884	35,032,114
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/23	200	202,562
Federal National Mortgage Assoc. 30 Year,
6.00%, 1/01/38	3,000	3,046,860
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 2/01/38	66,000	65,855,460
Federal National Mortgage Assoc. ARM,
4.00%, 4/01/34(b)	4,060	4,102,544
4.78%, 1/01/35(b)(h)	3,517	3,524,292
4.82%, 9/01/35(b)	3,639	3,635,139
Government National Mortgage Assoc. II,
6.00%, 7/20/37	5,903	6,023,700

TOTAL MORTGAGE PASS-THROUGHS
(Cost $219,177,557)		222,743,995

Collateralized Mortgage Obligations — 12.8%
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
5.22%, 1/25/35(b)	1,595	1,543,504
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
5.24%, 11/25/34(b)	2,115	2,094,136
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
5.31%, 10/25/34	2,896	2,886,522
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.35%, 8/25/35(b)	667	647,264
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
4.98%, 3/25/37(b)	2,293	2,216,052
Countrywide Home Loans, Series 04-29, Class 1A1,
5.14%, 2/25/35(b)	947	928,497

16	DECEMBER 31, 2007

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Federal Home Loan Mortgage Corp., Series 2626, Class NA,
5.00%, 6/15/23	$9,466	$9,505,167
Federal Home Loan Mortgage Corp., Series 3131, Class MA,
5.50%, 11/15/27	3,558	3,597,928
Federal Home Loan Mortgage Corp., Series 3200, Class AD,
5.50%, 5/15/29	11,765	11,892,680
Federal Home Loan Mortgage Corp., Series 3294, Class NA,
5.50%, 7/15/27	6,440	6,532,647
Federal National Mortgage Assoc., Series 89-16, Class B (PO),
10.60%, 3/25/19(j)	72	64,108
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32	12,118	12,401,338
Federal National Mortgage Assoc., Series 05-29, Class AT,
4.50%, 4/25/35	3,109	3,092,208
Federal National Mortgage Assoc., Series 05-29, Class WB,
4.75%, 4/25/35	7,456	7,452,289
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	2,425	2,440,656
Federal National Mortgage Assoc., Series 05-62, Class CQ,
4.75%, 7/25/35	9,561	9,548,944
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(j)	9,746	2,074,429
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	680	658,315
GSAA Home Equity Trust, Series 04-8, Class A3A,
5.24%, 9/25/34(b)	316	315,845
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(b)	6,851	6,798,144
Mortgage IT Trust, Series 04-1, Class A1,
5.26%, 11/25/34(b)	3,941	3,911,066
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
4.92%, 7/25/36(b)	3,685	3,675,478
Structured Mortgage Loan Trust, Series 04-13, Class A2,
5.16%, 9/25/34(b)	849	828,096
Structured Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(b)	7,412	7,337,275
Summit Mortgage Trust, Series 00-1, Class B1,
6.63%, 12/28/12(b)(e)(k)	15	15,328
Wells Fargo Mortgage Backed Securities Trust, Series 04-5, Class A1,
4.53%, 6/25/34(b)	8,467	8,340,884

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $109,588,958)		110,798,800

Commercial Mortgage Backed Securities — 14.6%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	4,365	4,554,040
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32	2,005	2,113,201
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	1,800	1,865,592
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 12/10/49(b)	1,825	1,876,618
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46(b)	7,460	7,724,879
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 11/15/36	4,050	4,099,603
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	6,185	6,191,587
Deutsche Alt-A Securities, Inc., Series 06-AR3, Class A3,
4.96%, 8/25/36(b)	6,068	5,922,510
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09	5,549	5,703,942
Federal Home Loan Mortgage Corp., Series 2643, Class LC,
4.50%, 7/15/18	3,630	3,524,289
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,182	1,129,599
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C,
7.79%, 12/15/31(e)	5,690	6,003,279
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32(b)	4,370	4,609,665
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11	6,761	7,072,828
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	4,850	5,106,809
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO),
1.28%, 7/15/29(b)(j)	3,257	180,812
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	3,325	3,427,512
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	4,307	4,540,720
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 9/15/35	6,040	6,376,606
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.30%, 5/10/40(b)	5,830	5,996,444
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	5,120	5,274,163
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class E,
7.61%, 9/15/29	4,896	5,284,084

DECEMBER 31, 2007	17

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1,
6.41%, 12/15/19	$24	$24,448
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(b)	6,150	6,360,631
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	4,825	4,949,282
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
5.05%, 7/15/25(b)	794	761,847
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.70%, 12/12/49	2,945	3,011,704
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(e)	2,431	2,407,135
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
6.10%, 2/15/51(b)	7,420	7,747,413
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(e)	700	694,283
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.09%, 5/25/36(b)(e)(j)	44,978	1,805,556

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $125,795,258)		126,341,081

Project Loan — 0.1%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23
(Cost $492,452)	496	505,815

Certificate of Deposit — 0.1%
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost $1,375,000)	1,375	1,363,805

Asset Backed Securities — 9.0%
Amresco Independence Funding, Inc., Series 00-1, Class A,
5.90%, 1/15/27(b)(e)	845	743,961
Bear Stearns Securities, Inc., Series 06-3, Class A1,
5.02%, 8/25/36(b)	4,449	4,296,883
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(e)	3,928	3,931,673
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1,
4.92%, 1/25/31(b)	2,749	2,711,319
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	5,500	5,633,023
Citibank OMNI Master Trust, Series 07, Class A9,
5.65%, 12/23/13(b)(e)	6,395	6,395,000
Citigroup Mortgage Loan Trust, Inc., Series 06-HE2, Class A2A,
4.83%, 8/25/36(b)	3,576	3,552,507
Countrywide Certificates, Series 07-12, Class 2A1,
5.70%, 5/25/09	6,813	6,691,733
Discover Card Master Trust I, Series 05-1, Class A,
5.04%, 9/16/10(b)	5,650	5,647,338
First Franklin Mortgage Loan Certificates, Series 06-FF10, Class A2,
4.92%, 7/25/36(b)	2,186	2,144,710
Fremont Home Loan Trust, Series 06-2, Class 2A1,
4.92%, 2/25/36(b)	1,497	1,484,588
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	718	746,754
MBNA Credit Card Master Notes Trust, Series 98-E, Class A,
5.39%, 9/15/10(b)	6,525	6,527,989
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	6,575	6,621,782
The Money Store Small Business Loan Backed Certificates, Series 97-2, Class A,
5.55%, 2/15/29(b)	865	827,126
Novastar Home Equity Loan, Series 06-2, Class A2A,
4.92%, 6/25/36(b)	618	615,527
PMC Capital LP, Series 98-1, Class A,
6.75%, 4/01/21(b)(e)	1,327	1,273,798
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1,
4.92%, 11/25/36(b)	3,434	3,409,567
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
4.99%, 11/25/35(b)	968	965,546
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
4.92%, 10/25/30(b)	3,776	3,638,873
Structured Asset Securities Corp., Series 03-AL1, Class A,
3.36%, 4/25/31(e)	1,906	1,769,135
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4,
4.25%, 1/25/28	7,375	7,313,050
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(e)	1,005	975,143

TOTAL ASSET BACKED SECURITIES
(Cost $78,591,285)		77,917,025

Collateralized Debt Obligations — 0.3%
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
5.75%, 1/15/24(b)(e)	397	392,878
Small Business Administration Participation Certificates, Series 92-20H, Class 1,
7.40%, 8/01/12	361	366,460
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16	1,083	1,123,666
Small Business Administration Participation Certificates, Series 01-P10B, Class 1,
6.34%, 8/01/11(b)	652	668,659

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $2,497,149)		2,551,663

Corporate Bonds — 43.2%
Banks — 9.5%
Bank of America Corp., Senior Unsecured Notes,
4.88%, 1/15/13	2,280	2,258,538
6.00%, 9/01/17	2,400	2,452,013
5.75%, 12/04/17	4,825	4,865,868

18	DECEMBER 31, 2007

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Banks (Continued)
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	$2,300	$2,350,575
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	1,115	1,181,679
Bank of New York Co., Inc., Senior Subordinated Notes,
3.80%, 2/01/08	1,400	1,399,518
5.45%, 10/14/09(b)	8,780	8,758,796
BankBoston N.A., Subordinated Bank Notes,
6.38%, 4/15/08	2,575	2,579,808
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	10,325	10,459,948
Citigroup, Inc., Unsecured Notes,
4.12%, 2/22/10	4,745	4,675,566
4.62%, 8/03/10	860	855,310
JPMorgan Chase & Co., Senior Notes,
2.62%, 6/30/08	60	59,305
JPMorgan Chase & Co., Senior Unsecured Notes,
3.70%, 1/15/08	2,325	2,323,728
5.38%, 10/01/12	4,250	4,325,608
JPMorgan Chase & Co., Subordinated Notes,
6.25%, 2/15/11	1,500	1,567,614
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	6,400	6,485,050
SunTrust Bank, Inc., Senior Unsecured Notes,
4.00%, 10/15/08	1,100	1,092,891
U.S. Bank N.A., Senior Bank Notes,
3.75%, 2/06/09	850	839,894
U.S. Bank N.A., Subordinated Notes,
6.30%, 7/15/08	1,360	1,367,295
U.S. Central Credit Union, Unsecured Notes,
2.75%, 5/30/08	1,915	1,898,140
UBS AG, Senior Notes,
5.88%, 12/20/17	4,165	4,194,343
Wachovia Corp., Subordinated Notes,
5.62%, 12/15/08	2,150	2,145,823
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	675	670,735
Wells Fargo & Co., Unsecured Notes,
4.62%, 8/09/10	3,150	3,152,441
4.88%, 1/12/11	830	841,159
5.25%, 10/23/12	9,500	9,658,004

		82,459,649

Broadcasting — 0.3%
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10	295	314,660
7.12%, 10/01/12	900	959,824
News America Holdings, Inc., Senior Debentures,
9.50%, 7/15/24	550	702,952
News America, Inc., Senior Debentures,
8.50%, 2/23/25	650	774,596

		2,752,032

Computer & Office Equipment — 0.3%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	2,250	2,325,965

Computer Software & Services — 0.4%
Oracle Corp., Unsecured Notes,
5.00%, 1/15/11	3,650	3,698,268

Energy & Utilities — 1.5%
Dominion Resources, Inc., Senior Unsecured Notes,
5.12%, 12/15/09	455	459,263
NiSource Finance Corp., Secured Notes,
7.88%, 11/15/10	2,400	2,547,598
NiSource Finance Corp., Unsecured Notes,
5.58%, 11/23/09(b)	2,450	2,426,340
PECO Energy Co., First Refunding Mortgages,
5.95%, 11/01/11	1,900	1,965,387
Virginia Electric & Power Co., Unsecured Notes,
5.73%, 11/25/08	2,514	2,527,156
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17	2,700	2,832,621

		12,758,365

Entertainment & Leisure — 1.5%
Comcast Cable Communications Corp., Senior Unsecured Notes,
5.45%, 11/15/10	4,000	4,081,628
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13	735	805,488
8.75%, 8/01/15	965	1,122,493
Comcast Corp., Unsecured Notes,
5.90%, 3/15/16	1,250	1,257,614
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17	4,050	4,059,995
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	1,110	1,156,106
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13	300	336,875

		12,820,199

Finance — 12.9%
Aetna, Inc., Senior Unsecured Notes,
6.00%, 6/15/16	4,170	4,210,503
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18	7,205	7,252,178
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15	680	660,297
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	3,460	3,557,572
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09	3,500	3,389,099
5.50%, 8/15/11	1,725	1,703,253
6.40%, 10/02/17	1,075	1,038,622
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.12%, 1/15/10	1,025	1,028,701
Federated Retail Holdings, Inc., Senior Unsecured Notes,
5.90%, 12/01/16	695	654,548
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	8,730	8,880,659
5.88%, 2/15/12	690	718,914
6.00%, 6/15/12	1,775	1,866,750
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	2,125	2,194,024
General Electric Capital Corp., Unsecured Notes,
4.88%, 10/21/10(f)	4,120	4,181,244
5.00%, 11/15/11	8,255	8,355,001
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	7,945	7,947,725

DECEMBER 31, 2007	19

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.75%, 4/25/11-7/18/11	$4,500	$4,541,482
6.20%, 9/26/14	3,905	3,977,118
6.69%, 9/15/22(b)	1,525	1,521,447
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	2,550	2,628,283
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.17%, 5/25/10(b)	4,950	4,758,316
5.00%, 1/14/11	1,865	1,837,588
5.25%, 2/06/12	1,015	1,004,330
Morgan Stanley, Senior Notes,
5.49%, 1/09/12(b)(g)	13,745	13,283,017
5.55%, 4/27/17	505	492,460
6.25%, 8/28/17	5,775	5,870,882
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	350	366,850
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	4,855	4,854,456
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12	3,800	3,940,954
Principal Life Global Funding, Inc., Unsecured Notes,
3.62%, 4/30/08	1,085	1,078,160
Prudential Funding LLC, Senior Unsecured Notes,
6.60%, 5/15/08	810	813,005
Student Loan Marketing Corp., Senior Unsecured Notes,
4.84%, 1/31/14(b)	3,750	3,068,100

		111,675,538

Food & Agriculture — 0.8%
Kraft Foods, Inc., Senior Unsecured Notes,
6.00%, 2/11/13	1,280	1,315,974
6.50%, 8/11/17	5,025	5,198,594

		6,514,568

Insurance — 2.8%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08	320	316,310
Metropolitan Life Global Funding, Inc., Unsecured Notes,
2.60%, 6/19/08	1,540	1,523,607
Monumental Global Funding II, Unsecured Notes,
5.21%, 6/16/10(b)	4,940	4,618,900
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09	2,945	2,927,919
5.25%, 10/16/12	4,650	4,699,011
Prudential Financial, Inc., Senior Unsecured Notes,
3.75%, 5/01/08	1,375	1,367,336
5.80%, 6/15/12	2,175	2,228,970
TIAA Global Markets, Senior Unsecured Notes,
3.88%, 1/22/08	520	519,923
TIAA Global Markets, Unsecured Notes,
5.12%, 10/10/12	3,775	3,847,729
WellPoint, Inc., Unsecured Notes,
5.00%, 1/15/11	1,925	1,927,776

		23,977,481

Medical & Medical Services — 0.8%
Amgen, Inc., Senior Unsecured Notes,
5.13%, 11/28/08(b)	3,780	3,775,434
UnitedHealth Group, Inc., Unsecured Notes,
5.25%, 3/15/11	2,600	2,629,086

		6,404,520

Motor Vehicles — 0.5%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes,
5.75%, 9/08/11	2,125	2,156,556
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.88%, 6/15/10	2,000	1,991,112
6.50%, 11/15/13	475	496,378

		4,644,046

Oil & Gas — 1.7%
Anadarko Petroleum Corp., Senior Unsecured Notes,
3.25%, 5/01/08	1,600	1,589,338
5.95%, 9/15/16	4,000	4,072,920
ConocoPhillips, Senior Unsecured Notes,
8.75%, 5/25/10	2,400	2,629,342
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	1,850	1,901,711
Oneok, Inc., Senior Unsecured Notes,
5.51%, 2/16/08	2,410	2,408,325
Transocean, Inc., Senior Unsecured Notes,
5.25%, 12/04/12	2,025	2,029,487

		14,631,123

Pharmaceuticals — 0.3%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11	1,880	1,947,011
Schering-Plough Corp., Senior Notes,
5.30%, 12/01/13(b)	795	804,364

		2,751,375

Real Estate — 0.2%
The Rouse Co., Unsecured Notes (REIT),
3.62%, 3/15/09	600	571,655
5.38%, 11/26/13	1,405	1,213,422

		1,785,077

Retail Merchandising — 0.1%
Federated Department Stores, Inc., Senior Unsecured Notes,
6.62%, 9/01/08	820	826,243

Telecommunications — 1.1%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,235	1,385,526
Lenfest Communications, Inc., Senior Notes,
7.62%, 2/15/08	1,815	1,819,425
SBC Communications, Inc., Senior Unsecured Notes,
5.88%, 2/01/12	130	134,146
Sprint Capital Corp., Senior Unsecured Notes,
7.62%, 1/30/11	1,125	1,172,361
Verizon New Jersey, Inc., Senior Debentures,
5.88%, 1/17/12	5,015	5,164,437

		9,675,895

Transportation — 0.5%
Union Pacific Corp., Unsecured Notes,
7.25%, 11/01/08	1,750	1,781,593
United Technologies Corp., Unsecured Notes,
5.19%, 6/01/09(b)	2,825	2,807,129

		4,588,722

Yankee — 8.0%
Banks — 1.5%
Deutsche Bank AG (United Kingdom) Bonds,
5.38%, 10/12/12(d)	4,725	4,841,509

20	DECEMBER 31, 2007

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds (Continued)
Yankee (Continued)
Banks (Continued)
HBOS Treasury Services Plc (United Kingdom), Unsecured Notes,
3.75%, 9/30/08(d)	$1,360		$1,350,008
Swedish Export Credit Corp. (Sweden), Unsecured Notes,
3.50%, 1/15/08(d)	6,625		6,621,747

			12,813,264

Energy & Utilities — 0.5%
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(d)	810		805,069
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(d)	2,300		2,289,535
SP PowerAssets Ltd. (Singapore), Unsecured Notes,
3.80%, 10/22/08(d)	1,325		1,316,267

			4,410,871

Entertainment & Leisure — 0.3%
Rogers Cable, Inc. (Canada), Senior Secured Notes,
6.25%, 6/15/13(d)	2,575		2,642,357

Finance — 2.3%
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(d)	3,950		3,968,032
EDP Finance BV (Netherlands), Senior Notes,
5.38%, 11/02/12(d)	10,200		10,210,914
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(d)	980		1,004,162
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes,
2.55%, 7/15/08(d)	2,535		2,505,487
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(d)	350		349,682
Xstrata Finance Ltd. (Canada), Unsecured Notes,
5.80%, 11/15/16(d)	2,350		2,304,589

			20,342,866

Government — 0.1%
United Mexican States (Mexico), Senior Unsecured Notes,
5.62%, 1/15/17(d)	730		739,855

Oil & Gas — 0.4%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
5.34%, 4/09/09(b)(d)	3,523		3,517,575
EnCana Corp. (Canada), Unsecured Notes,
4.60%, 8/15/09(d)	175		174,666

			3,692,241

Telecommunications — 2.6%
Cable & Wireless Optus Finance Ltd. (Australia), Unsecured Notes,
8.00%, 6/22/10(d)	1,425		1,551,664
Telecom Italia Capital (Italy), Senior Unsecured Notes,
5.25%, 11/15/13(d)	3,540		3,498,688
Telecom Italia Capital (Italy), Unsecured Notes,
6.20%, 7/18/11(d)	3,875		3,982,446
5.25%, 10/01/15(d)	600		584,549
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(d)	3,500		3,600,408
5.86%, 2/04/13(d)	1,875		1,929,233
6.42%, 6/20/16(d)	2,200		2,315,192
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(d)	510		545,880
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
3.95%, 1/30/08(d)(g)	2,595		2,592,683
7.75%, 2/15/10(d)	1,845		1,946,270
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 9/15/15(d)	110		106,016

			22,653,029

Transportation — 0.3%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
4.25%, 8/01/09(d)	2,075		2,065,110

TOTAL CORPORATE BONDS
(Cost $371,666,946)			373,648,659

Taxable Municipal Bonds — 0.4%
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B,
3.83%, 10/15/09	1,280		1,265,369
Wisconsin General Revenue Bonds, Series 03, Class A,
4.80%, 5/01/13	1,910		1,922,740

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,186,156)			3,188,109

	Number of Contracts
Call Option Purchased — 0.0%
U.S. Dollar Versus Euro, Strike Price 1.400 EUR, Expires 1/10/08 (Cost $93,852)	913		1
Call Swaptions Purchased — 0.7%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,860	(l)	1,568,138
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	1,380	(l)	796,398
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	2,070	(l)	1,123,596
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,610	(l)	843,640
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,989	(l)	1,497,341

TOTAL CALL SWAPTIONS PURCHASED
(Cost $3,892,915)			5,829,113

DECEMBER 31, 2007	21

Intermediate Bond Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Contracts		Value
Put Swaptions Purchased — 0.4%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,860	(l)	$1,331,330
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	1,380	(l)	496,662
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	2,070	(l)	599,472
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,610	(l)	779,562
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,989	(l)	634,729
Morgan Stanley & Co., Strike Rate 5.500%, Expires 1/25/08	1,780	(l)	534

TOTAL PUT SWAPTIONS PURCHASED
(Cost $3,921,751)			3,842,289

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 115.1%
(Cost $988,886,828(a))			996,876,284

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (16.3)%
Federal National Mortgage Assoc. 30 Year,
5.50%, 1/01/38-2/01/38	$(138,000)		(137,741,061)
6.00%, 1/01/38	(900)		(914,058)
5.00%, 2/01/38	(2,200)		(2,145,000)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $139,404,187)			(140,800,119)

	Number of Contracts
Call Option Written — 0.0%
March 5 Year U.S. Treasury Notes futures, Strike Price $112, Expires 2/22/08
(Premiums received $48,559)	(85)		(37,187)

Call Swaptions Written — (0.5)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(1,220	)(l)	(526,552)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(890	)(l)	(571,736)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(2,220	)(l)	(1,348,206)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,250	)(l)	(860,125)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(1,610	)(l)	(646,737)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,180	)(l)	(642,038)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $3,094,380)			(4,595,394)

Put Swaptions Written — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(1,220	)(l)	(92,842)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(890	)(l)	(71,912)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(2,220	)(l)	(543,678)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,250	)(l)	(276,875)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(1,610	)(l)	(90,321)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,180	)(l)	(463,858)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $3,094,380)			(1,539,486)

TOTAL OPTION AND SWAPTIONS WRITTEN — (0.6)%
(Premiums received $6,237,319)			(6,172,067)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 98.2%
(Cost $843,245,322)			849,904,098
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (4.7)%			(40,466,138)
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.5%			56,445,995

NET ASSETS — 100.0%			$865,883,955

(a)	Cost for federal income tax purposes is $988,891,334. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$14,648,115
Gross unrealized depreciation	(6,663,165)

$7,984,950

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 3.7% of its net assets, with a current market value of $32,265,594, in securities restricted as to resale.
(f)	Security, or a portion thereof, pledged as collateral with a value of $3,580,792 on 264 short U.S. Treasury Note futures contracts, 1,906 long U.S. Treasury Note futures contracts and 693 short U.S. Treasury Bond futures contracts, 136 long Euro-Bund futures contracts, 132 long Euro-Bobl futures contracts and 69 long Euribor futures contracts expiring March 2008, 672 long Euro-dollar futures contracts expiring June 2008, 124 long Euro-dollar futures contracts expiring September 2008 and 124 short Euro-dollar futures contracts expiring September 2009. The notional value of such contracts on December 31, 2007 was $633,987,266, with an unrealized gain of $2,813,451 (including commissions of $9,865).
(g)	Security, or a portion thereof, with a market value of $6,410,915, has been pledged as collateral for swap and swaption contracts.
(h)	Security, or a portion thereof, with a market value of $41,843,938, has been pledged as collateral for reverse repurchase agreements.
(i)	Security, or a portion thereof, subject to financing transactions.
(j)	The rate shown is the effective yield as of December 31, 2007.

22	DECEMBER 31, 2007

Intermediate Bond Portfolio II
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(k)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $15,328, which represents less than 0.1% of net assets.
(l)	Each swaption contract is equivalent to $10,000 notional amount.

DECEMBER 31, 2007	23

Long Duration Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Preferred Stocks — 1.5%
Banks — 0.6%
Wachovia Corp.,
8.00%	15,000	$379,500

Government — 0.9%
Federal Home Loan Mortgage Corp.,
8.38%	8,600	224,890
Federal National Mortgage Assoc.,
8.25%	12,075	310,931

		535,821

TOTAL PREFERRED STOCKS
(Cost $891,875)		915,321

	Par (000)
Trust Preferred Stocks — 2.6%
Banks — 1.1%
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37	$575	552,846
SunTrust Capital VIII, Trust Preferred Securities,
6.10%, 12/15/36	50	41,611
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(b)(c)	15	16,163
USB Capital IX, Unsecured Notes,
6.19%(b)(c)	75	67,876

		678,496

Finance — 0.1%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(c)	65	57,872
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(c)	20	17,825

		75,697

Insurance — 0.6%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	75	73,156
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66	50	50,201
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36	75	68,737
Reinsurance Group of America, Inc., Junior Subordinated Debentures,
6.75%, 12/15/65	50	44,924
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37	95	89,090

		326,108

Yankee — 0.8%
Banks — 0.5%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(c)(d)(e)	200	207,830
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%(c)(d)	100	102,810

		310,640

Finance — 0.3%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%(c)(d)	160	143,231

TOTAL TRUST PREFERRED STOCKS
(Cost $1,599,400)		1,534,172

U.S. Government & Agency Obligations — 17.7%
Federal National Mortgage Assoc., Unsecured Notes,
5.38%, 6/12/17	185	196,521
U.S. Treasury Bonds,
4.75%, 2/15/37	50	52,328
5.00%, 5/15/37	2,675	2,915,541
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	75	87,276
U.S. Treasury Notes,
4.25%, 9/30/12-11/15/17(f)	4,800	4,905,696
3.38%, 11/30/12	2,400	2,391,938

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $10,488,354)		10,549,300

Mortgage Pass-Throughs — 18.1%
Federal Home Loan Mortgage Corp. Gold,
4.50%, 5/01/18-6/01/19	255	250,441
4.00%, 5/01/19	71	68,473
7.00%, 12/01/29-4/01/32	29	30,534
6.00%, 7/01/36	82	83,506
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
4.50%, 1/01/23	400	393,248
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 1/01/38	100	99,781
6.00%, 2/01/38	800	811,000
Federal National Mortgage Assoc.,
6.50%, 2/01/17	40	41,105
5.00%, 12/01/17-11/01/35	1,540	1,529,128
4.00%, 9/01/18	62	59,572
4.50%, 11/01/18	30	29,816
5.50%, 11/01/18-3/01/36(g)	1,433	1,441,683
7.00%, 1/01/31	12	12,910
6.00%, 12/01/32-7/01/36	583	593,610
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/23	100	101,281
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 1/01/38	2,100	2,048,802
5.50%, 1/01/38	2,600	2,595,944
Federal National Mortgage Assoc. ARM,
4.56%, 1/01/35(b)	285	286,184
Government National Mortgage Assoc. I,
7.00%, 9/15/31-5/15/32	51	53,626
5.50%, 4/15/33-8/15/33	71	71,528
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(b)	175	175,432

TOTAL MORTGAGE PASS-THROUGHS
(Cost $11,293,458)		10,777,604

24	DECEMBER 31, 2007

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations — 8.8%
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1,
5.00%, 8/25/19	$127	$124,510
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.35%, 8/25/35(b)	583	566,356
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5,
5.32%, 9/25/34(b)	55	54,078
Countrywide Home Loans, Series 04-29, Class 1A1,
5.14%, 2/25/35(b)	35	34,233
Federal Home Loan Mortgage Corp., Series 2630, Class FJ,
5.00%, 6/15/18(b)	84	84,550
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	153	156,482
Federal Home Loan Mortgage Corp., Series 3291, Class NE,
5.50%, 3/15/37	310	304,044
Federal Home Loan Mortgage Corp., Series 3346, Class NE (IO),
1.52%, 10/15/33(h)	2,506	227,452
Federal National Mortgage Assoc., Series 99-7, Class AB,
6.00%, 3/25/29	73	74,051
Federal National Mortgage Assoc., Series 03-49, Class YD,
5.50%, 6/25/23	428	436,718
Federal National Mortgage Assoc., Series 04-101, Class HB,
5.00%, 1/25/20	230	229,670
Federal National Mortgage Assoc., Series 04-60, Class LB,
5.00%, 4/25/34	132	131,258
Federal National Mortgage Assoc., Series 04-M1, Class A,
4.70%, 6/25/13	113	113,168
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	91	91,645
Federal National Mortgage Assoc., Series 05-80, Class PB,
5.50%, 4/25/30	192	194,557
Federal National Mortgage Assoc., Series 06-45, Class NX,
5.50%, 6/25/36	640	643,024
Federal National Mortgage Assoc., Series 06-48, Class TE,
5.50%, 6/25/36	280	276,682
Federal National Mortgage Assoc., Series 07-61, Class PE,
5.50%, 7/25/37	170	167,606
Federal National Mortgage Assoc., Series 363, Class 2 (IO),
5.50%, 11/01/35(h)	160	38,618
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(h)	538	114,894
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4A,
4.75%, 7/10/39	100	95,857
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	604	585,169
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.89%, 8/25/34(b)	487	482,426

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,217,438)		5,227,048

Commercial Mortgage Backed Securities — 10.7%
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	260	263,039
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	280	293,568
Banc of America Commercial Mortgage, Inc., Series 04-1, Class A3,
4.43%, 11/10/39	270	266,920
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(b)	275	282,200
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41	70	66,892
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50	175	178,687
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	175	181,377
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46(b)	345	357,250
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	370	370,394
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	360	377,052
General Electric Capital Commercial Mortgage Corp., Series 02-3A, Class A2,
5.00%, 12/10/37	385	388,158
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A3,
4.58%, 6/10/48	240	235,107
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C2, Class A2,
6.94%, 9/15/33	213	217,837
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.99%, 8/10/45(b)	290	299,939
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class AAB,
4.62%, 8/10/42	265	259,843
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43	50	50,278
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49	100	102,211
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 2/15/51	75	76,519
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(b)	235	244,896

DECEMBER 31, 2007	25

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.20%, 4/15/30	$100	$93,252
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A4,
4.95%, 9/15/30	90	87,471
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	130	130,448
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40	200	200,881
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	248	250,344
Morgan Stanley Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	248	259,849
Morgan Stanley Capital I, Inc., Series 06-HE8, Class A2A,
4.92%, 10/25/36(b)	220	216,582
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.63%, 4/12/49(b)	35	35,554
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class AM,
6.08%, 7/11/17	150	152,341
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.70%, 12/12/49	130	132,944
Nomura Asset Securities Corp., Series 06-AF1, Class 1A1A,
5.23%, 5/25/36(b)	176	168,794
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.93%, 5/15/43(b)	130	134,223

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $6,340,051)		6,374,850

Asset Backed Securities — 5.9%
Aames Mortgage Investment Trust, Series 06-1, Class A1,
5.19%, 4/25/36(b)	23	22,560
Ace Securities Corp., Series 06-HE1, Class A2A,
4.94%, 2/25/36(b)	44	43,690
Bear Stearns Asset Backed Securities Trust, Series 06-HE10, Class 21A1,
4.94%, 12/25/36(b)	217	209,620
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
4.93%, 5/25/36(b)	169	166,455
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
4.96%, 1/25/30(b)	38	37,717
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	86	85,425
Carrington Mortgage Loan Trust, Series 06-NC5, Class A1,
4.92%, 1/25/37(b)	267	261,417
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	200	204,837
Citibank OMNI Master Trust, Series 07, Class A9,
5.65%, 12/23/13(b)(e)	440	440,000
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
5.20%, 3/25/36(b)	195	182,341
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
4.92%, 6/25/36(b)	162	155,999
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
5.33%, 11/19/35(b)	157	146,559
Home Equity Asset Trust, Series 07-2, Class 2A1,
4.98%, 7/25/37(b)	122	117,314
Honda Auto Receivables Owner Trust, Series 05-6, Class A3,
4.85%, 10/19/09	276	275,681
HSI Asset Securitization Corp Trust, Series 06-OPT4, Class 2A1,
4.92%, 3/25/36(b)	67	66,682
Nationstar Home Equity Loan Trust, Series 06-B, Class AV1,
4.94%, 9/25/36(b)	98	97,394
Novastar Home Equity Loan, Series 06-1, Class A2A,
4.93%, 5/25/36(b)	7	7,167
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1,
4.99%, 11/25/35(b)	65	64,370
Structured Asset Investment Loan Trust, Series 06-1, Class A1,
5.21%, 1/25/36(b)	40	39,523
Structured Asset Securities Corp., Series 06-AM1, Class A2,
5.19%, 4/25/36(b)	134	131,005
Structured Asset Securities Corp., Series 06-BC1, Class A3,
5.19%, 3/25/36(b)	110	108,857
Structured Asset Securities Corp., Series 06-BC6, Class A2,
5.21%, 1/25/37(b)	260	246,819
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12(g)	400	400,306

TOTAL ASSET BACKED SECURITIES
(Cost $3,559,615)		3,511,738

Collateralized Debt Obligations — 0.3%
Small Business Administration Participation Certificates, Series 02-P10B, Class 1,
5.20%, 8/10/12	70	71,947
Small Business Administration Participation Certificates, Series 04-P10A, Class 1,
4.50%, 2/01/14	141	136,721

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $214,242)		208,668

Corporate Bonds — 33.7%
Banks — 6.1%
Bank of America Corp., Senior Unsecured Notes
6.00%, 9/01/17	525	536,378
5.75%, 12/04/17	360	363,049
Bank of America Corp., Subordinated Bank Notes
6.10%, 6/15/17	100	102,199

26	DECEMBER 31, 2007

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Banks (Continued)
Bank of America Corp., Subordinated Notes
7.80%, 2/15/10	$30	$31,794
Citigroup, Inc., Senior Unsecured Notes
5.30%, 10/17/12	175	177,277
6.00%, 8/15/17	150	153,036
5.88%, 5/29/37	200	186,653
Citigroup, Inc., Unsecured Notes
3.62%, 2/09/09	450	443,968
4.12%, 2/22/10	115	113,317
6.12%, 11/21/17	300	308,158
JPMorgan Chase & Co., Senior Notes
2.62%, 6/30/08	55	54,363
JPMorgan Chase & Co., Senior Unsecured Notes
3.62%, 5/01/08	55	54,691
UBS AG, Senior Notes
5.88%, 12/20/17	275	276,937
Wachovia Bank N.A., Subordinated Notes
6.60%, 1/15/38	300	301,506
Wells Fargo & Co., Senior Unsecured Notes
4.20%, 1/15/10	85	84,463
Wells Fargo & Co., Unsecured Notes
4.62%, 8/09/10	150	150,116
4.88%, 1/12/11	50	50,672
Wells Fargo Bank N.A., Subordinated Notes
5.95%, 8/26/36	250	234,883

		3,623,460

Broadcasting — 0.7%
Cox Communications, Inc., Senior Unsecured Notes
7.75%, 11/01/10	25	26,666
News America, Inc., Senior Debentures
7.62%, 11/30/28	65	72,030
8.15%, 10/17/36	45	52,051
News America, Inc., Senior Unsecured Notes
6.40%, 12/15/35	250	252,911

		403,658

Business Services — 0.3%
Kimberly-Clark Corp., Senior Unsecured Notes
6.62%, 8/01/37	150	166,025

Chemicals — 0.1%
Momentive Performance Materials, Inc., Senior Unsecured Notes
10.12%, 12/01/14(i)	30	27,450

Computer & Office Equipment — 0.7%
IBM Corp., Unsecured Notes
5.70%, 9/14/17	400	413,505

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes
6.38%, 10/15/15	5	4,925

Energy & Utilities — 3.3%
CenterPoint Energy, Inc., Senior Unsecured Notes
7.25%, 9/01/10	25	26,491
Consolidated Edison Co. of New York, Debentures
6.20%, 6/15/36	50	50,928
Dominion Resources, Inc., Senior Unsecured Notes
5.12%, 12/15/09	150	151,405
Energy East Corp., Unsecured Notes
6.75%, 7/15/36	200	202,228
Florida Power & Light Co., First Mortgage Bonds
4.95%, 6/01/35	45	39,600
MidAmerican Energy Holdings Co. Bonds
5.95%, 5/15/37	50	48,499
MidAmerican Energy Holdings Co., Debentures
6.12%, 4/01/36	400	399,047
Midwest Generation LLC, Pass-Through Certificates
8.56%, 1/02/16	17	17,823
NRG Energy, Inc., Senior Unsecured Notes
7.38%, 2/01/16	15	14,625
Ohio Edison Co., Senior Unsecured Notes
6.88%, 7/15/36	200	206,705
Orion Power Holdings, Inc., Senior Unsecured Notes
12.00%, 5/01/10	15	16,350
Progress Energy Florida Inc., First Mortgage Bonds
6.35%, 9/15/37	150	158,040
Public Service Co., First Mortgage Bonds
6.25%, 9/01/37	175	181,458
Virginia Electric & Power Co., Senior Unsecured Notes
6.00%, 5/15/37	200	195,609
XTO Energy, Inc., Senior Unsecured Notes
6.75%, 8/01/37	250	268,158

		1,976,966

Entertainment & Leisure — 1.0%
Comcast Cable Holdings LLC, Senior Debentures
8.75%, 8/01/15	100	116,321
Comcast Corp., Senior Unsecured Notes
7.05%, 3/15/33	25	27,309
Comcast Corp., Unsecured Notes
6.50%, 11/15/35	20	20,409
6.95%, 8/15/37	350	377,745
CSC Holdings, Inc., Senior Unsecured Notes
8.12%, 7/15/09-8/15/09	20	20,338
Time Warner Cos., Inc., Senior Debentures
7.57%, 2/01/24	15	16,268
Time Warner Entertainment Corp., Senior Debentures
8.38%, 3/15/23	25	29,447
Time Warner, Inc., Senior Debentures
7.62%, 4/15/31	15	16,599

		624,436

Finance — 7.2%
Arch Western Finance, Senior Notes
6.75%, 7/01/13	60	58,200
BAE Systems Holdings, Inc., Unsecured Notes
5.20%, 8/15/15	60	58,262
The Bear Stearns Cos., Inc., Senior Unsecured Notes
5.60%, 7/19/10(b)	60	56,387
6.95%, 8/10/12	160	164,512
The Bear Stearns Cos., Inc., Unsecured Notes
6.40%, 10/02/17	50	48,308
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.38%, 10/15/08	75	74,336
4.12%, 1/15/10	65	65,235
General Electric Capital Corp., Senior Unsecured Notes
5.00%, 12/01/10-4/10/12	155	157,567
5.88%, 2/15/12	35	36,467
General Electric Capital Corp., Unsecured Notes
5.00%, 11/15/11	690	698,359
6.15%, 8/07/37	560	594,960
The Goldman Sachs Group, Inc., Senior Unsecured Notes
5.25%, 10/15/13	285	285,098
The Goldman Sachs Group, Inc., Subordinated Notes
6.75%, 10/01/37	250	244,944
The Goldman Sachs Group, Inc., Unsecured Notes
5.45%, 11/01/12	250	254,865

DECEMBER 31, 2007	27

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
Lehman Brothers Holdings, Inc., Senior Notes
7.00%, 9/27/27	$50	$50,748
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
6.62%, 1/18/12	100	103,860
Lehman Brothers Holdings, Inc., Subordinated Notes
6.88%, 7/17/37	75	73,326
Lehman Brothers Holdings, Inc., Unsecured Notes
5.25%, 2/06/12	90	89,054
6.00%, 7/19/12	125	127,279
4.80%, 3/13/14	125	116,337
Morgan Stanley, Senior Notes
6.25%, 8/28/17	385	391,392
Morgan Stanley, Senior Unsecured Notes
6.75%, 4/15/11	50	52,407
Morgan Stanley, Unsecured Notes
5.05%, 1/21/11	250	249,972
Student Loan Marketing Corp., Senior Unsecured Notes
5.12%, 8/27/12	125	111,805
Student Loan Marketing Corp., Unsecured Notes
5.40%, 10/25/11	75	68,355
Travelport LLC, Senior Unsecured Notes
9.88%, 9/01/14	5	5,075
UnitedHealth Group, Inc., Unsecured Notes
5.80%, 3/15/36	70	64,031

		4,301,141

Food & Agriculture — 0.6%
Kraft Foods, Inc., Senior Unsecured Notes
6.50%, 8/11/17	130	134,491
7.00%, 8/11/37	100	105,031
6.88%, 2/01/38	100	103,819

		343,341

Insurance — 1.5%
ASIF Global Financing, Unsecured Notes
3.90%, 10/22/08	65	64,250
CHUBB Corp., Senior Unsecured Notes
6.00%, 5/11/37	100	94,472
Lincoln National Corp., Senior Unsecured Notes
6.30%, 10/09/37	75	72,931
MetLife, Inc., Senior Unsecured Notes
5.70%, 6/15/35	355	324,169
Prudential Financial, Inc., Senior Notes
6.62%, 12/01/37	260	262,184
TIAA Global Markets, Senior Unsecured Notes
3.88%, 1/22/08	70	69,990

		887,996

Manufacturing — 0.3%
3M Co., Senior Unsecured Notes
5.70%, 3/15/37	125	127,501
Belvoir Land LLC, Unsecured Notes
5.27%, 12/15/47	25	22,166
Georgia-Pacific Corp., Senior Unsecured Notes
7.12%, 1/15/17	55	53,488

		203,155

Medical & Medical Services — 1.3%
Abbott Laboratories, Senior Unsecured Notes
6.15%, 11/30/37	150	158,275
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
7.50%, 8/15/13	5	5,050
6.12%, 12/15/14	15	14,437
CVS Caremark Corp., Senior Unsecured Notes
6.25%, 6/01/27	200	200,433
Johnson & Johnson, Unsecured Notes
5.95%, 8/15/37	150	161,881
Schering-Plough Corp., Senior Unsecured Notes
6.55%, 9/15/37	200	211,911

		751,987

Metal & Mining — 0.2%
AK Steel Corp., Senior Unsecured Notes
7.75%, 6/15/12	15	15,075
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes
8.25%, 4/01/15	35	37,100
8.38%, 4/01/17	65	69,713

		121,888

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Notes
4.75%, 1/15/08	15	14,996
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%, 6/04/08	5	4,981

		19,977

Oil & Gas — 1.1%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.95%, 9/15/16	250	254,558
6.45%, 9/15/36	150	152,750
Chesapeake Energy Corp., Senior Unsecured Notes
6.38%, 6/15/15	10	9,675
6.25%, 1/15/18	5	4,800
6.88%, 11/15/20	10	9,600
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%, 11/15/15	5	5,205
Enterprise Products Operating LP, Senior Unsecured Notes
4.95%, 6/01/10	50	50,033
KCS Energy, Inc., Senior Unsecured Notes
7.12%, 4/01/12	5	4,813
Sabine Pass LNG LP, Notes
7.50%, 11/30/16	20	19,100
Tennessee Gas Pipeline Co., Senior Debentures
7.00%, 10/15/28	15	15,142
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%, 7/15/12	30	33,900
Transocean, Inc., Senior Unsecured Notes
6.80%, 3/15/38	100	102,013

		661,589

Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co., Unsecured Notes
5.88%, 11/15/36	75	74,529
Eli Lilly & Co., Unsecured Notes
5.55%, 3/15/37	200	193,748
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes
6.15%, 2/01/36	200	198,613
Wyeth, Unsecured Notes
5.95%, 4/01/37	200	200,531

		667,421

Real Estate — 0.5%
American Real Estate Partners LP, Senior Unsecured Notes
7.12%, 2/15/13	130	122,200
The Rouse Co., Senior Unsecured Notes (REIT)
6.75%, 5/01/13	75	69,670

28	DECEMBER 31, 2007

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Real Estate (Continued)
The Rouse Co., Unsecured Notes (REIT)
5.38%, 11/26/13	$125	$107,956

		299,826

Semiconductors & Related Devices — 0.0%
Freescale Semiconductor, Inc., Senior Unsecured Notes
9.57%, 12/15/14	5	4,250

Telecommunications — 2.1%
AT&T Broadband Corp., Unsecured Notes
8.38%, 3/15/13	120	134,626
AT&T, Inc., Unsecured Notes
6.50%, 9/01/37	500	522,839
6.30%, 1/15/38	175	177,799
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%, 7/15/13	5	5,012
Citizens Communications Co., Senior Unsecured Notes
6.25%, 1/15/13	20	19,375
Embarq Corp., Unsecured Notes
8.00%, 6/01/36	100	105,384
New England Telephone & Telegraph Co., Debentures
7.88%, 11/15/29	25	28,621
New Jersey Bell Telephone, Debentures
7.85%, 11/15/29	45	51,388
PanAmSat Corp., Senior Debentures
6.88%, 1/15/28	30	24,900
Qwest Communications International, Inc., Senior Unsecured Notes
7.50%, 2/15/14	55	54,862
Qwest Corp., Unsecured Notes
8.94%, 6/15/13	30	30,600
Windstream Corp., Senior Unsecured Notes
8.12%, 8/01/13	35	36,225
8.62%, 8/01/16	40	42,000

		1,233,631

Transportation — 0.0%
Overseas Shipholding Group, Inc., Senior Unsecured Notes
7.50%, 2/15/24	15	14,344

Waste Management — 0.0%
Aleris International, Inc., Senior Unsecured Notes
9.00%, 12/15/14(i)	15	12,525

Yankee — 5.6%
Banks — 0.6%
Bank of Scotland Plc (United Kingdom), Mortgage Notes
5.00%, 11/21/11(d)(e)	365	370,940

Energy & Utilities — 0.8%
ConocoPhillips Funding Co. (Canada), Unsecured Notes
5.95%, 10/15/36(d)	250	255,901
Suncor Energy, Inc. (Canada), Unsecured Notes
6.50%, 6/15/38(d)	200	213,844

		469,745

Finance — 0.6%
EDP Finance BV (Netherlands) Senior Notes
6.00%, 2/26/18(d)	100	97,534
Eksportfinans ASA (Norway), Unsecured Notes
3.38%, 1/15/08(d)	230	229,782
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes
10.75%, 12/01/15(d)	25	27,250

		354,566

Food & Agriculture — 0.3%
Tesco Plc (United Kingdom), Unsecured Notes
6.15%, 11/15/37(d)	175	170,964

Government — 0.8%
AID-Israel (Israel), Unsecured Notes
5.50%, 9/18/23(d)	325	349,720
Republic of Colombia Bonds
7.38%, 9/18/37(d)	100	111,250
Republic of Peru Bonds
6.55%, 3/14/37(d)	25	26,125

		487,095

Metal & Mining — 0.4%
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%, 4/01/14(d)	68	73,675
Teck Cominco Ltd. (Canada), Senior Unsecured Notes
6.12%, 10/01/35(d)	200	184,815

		258,490

Oil & Gas — 0.6%
Compton Petroleum Finance Corp. (Canada), Senior Notes
7.62%, 12/01/13(d)	5	4,650
EnCana Corp. (Canada), Senior Unsecured Notes
6.30%, 11/01/11(d)	70	73,129
EnCana Corp. (Canada), Unsecured Notes
6.62%, 8/15/37(d)	175	182,284
Gaz Capital Corp. (Russia), Unsecured Notes
7.29%, 8/16/37(d)	100	100,930

		360,993

Paper & Forest Products — 0.1%
Bowater Finance Corp. (Canada), Senior Unsecured Notes
7.95%, 11/15/11(d)	10	8,075
Domtar Corp. (Canada), Unsecured Notes
7.12%, 8/15/15(d)	20	19,600

		27,675

Telecommunications — 1.4%
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%, 3/15/15(d)	25	27,340
Telecom Italia Capital (Italy), Senior Unsecured Notes
6.00%, 9/30/34(d)	15	14,586
Telecom Italia Capital (Italy), Unsecured Notes
5.25%, 10/01/15(d)	100	97,425
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes
6.42%, 6/20/16(d)	75	78,927
7.04%, 6/20/36(d)	175	195,612
Vodafone Group Plc (United Kingdom), Unsecured Notes
5.00%, 12/16/13(d)	40	39,325
6.15%, 2/27/37(d)	400	395,048

		848,263

TOTAL CORPORATE BONDS
(Cost $20,098,628)		20,112,227

Taxable Municipal Bond — 0.3%
Illinois State Pension Funding General Obligation Bonds, Series 03,
5.10%, 6/01/33
(Cost $191,106)	200	194,258

DECEMBER 31, 2007	29

Long Duration Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares		Value
Short Term Investment — 15.2%
Galileo Money Market Fund, 4.32%(j)
(Cost $9,042,375)	9,042,375		$9,042,375

	Number of Contracts
Call Swaptions Purchased — 0.4%
Barclays Capital, Strike Rate 5.280%, Expires 11/19/10	70	(k)	35,056
Barclays Capital, Strike Rate 5.780%, Expires 8/09/10	150	(k)	107,100
Chase Securities, Strike Rate 5.335%, Expires 11/16/10	80	(k)	41,696
Chase Securities, Strike Rate 5.860%, Expires 8/15/11	100	(k)	71,210

TOTAL CALL SWAPTIONS PURCHASED
(Cost $ 165,902)			255,062

Put Swaptions Purchased — 0.2%
Barclays Capital, Strike Rate 5.280%, Expires 11/19/10	70	(k)	29,862
Barclays Capital, Strike Rate 5.780%, Expires 8/09/10	150	(k)	38,550
Chase Securities, Strike Rate 5.335%, Expires 11/16/10	80	(k)	32,592
Chase Securities, Strike Rate 5.860%, Expires 8/15/11	100	(k)	31,470

TOTAL PUT SWAPTIONS PURCHASED
(Cost $165,902)			132,474

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 115.4%
(Cost $69,268,346)			68,835,097

	Par (000)
Affiliated Investment — 0.2%
Collateralized Mortgage Obligations — 0.2%
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2,
7.56%, 11/15/31
(Cost $81,093)	$77,613		80,150

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION WRITTEN — 115.6%
(Cost $69,349,439(a))			68,915,247

Mortgage Pass-Through TBA Sale Commitments — (11.6)%
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 1/01/38	(100)		(99,781)
Federal National Mortgage Assoc. 15 Year,
5.00%, 1/01/23	(400)		(400,248)
Federal National Mortgage Assoc. 30 Year,
5.00%, 1/01/38-2/01/38	(2,600)		(2,536,302)
5.50%, 1/01/38-2/01/38	(3,400)		(3,393,436)
6.00%, 1/01/38	(500)		(507,810)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $6,898,211)			(6,937,577)

	Number of Contracts
Call Option Written — (0.1)%
March 5 Year U.S. Treasury Notes futures, Strike Price $112, Expires 2/22/08
(Premiums received $2,285)	(4)		(1,750)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION WRITTEN — 103.9%
(Cost $62,448,943)			61,975,920
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (6.3)%			(3,759,469)
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%			1,412,059

NET ASSETS — 100.0%			$59,628,510

(a)	Cost for federal income tax purposes is $69,354,852. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$786,484
Gross unrealized depreciation	(1,226,089)

$(439,605)

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.7% of its net assets, with a current market value of $1,018,770, in securities restricted as to resale.

(f)	Security, or a portion thereof, with a market value of $1,307,201, has been pledged as collateral for reverse repurchase agreements.

30	DECEMBER 31, 2007

Long Duration Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(g)	Security, or a portion thereof, pledged as collateral with a value of $921,865 on 228 short U.S. Treasury Note futures contracts and 314 long U.S. Treasury Bond futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $61,772,938, with an unrealized loss of $157,936 (including commissions of $1,190).
(h)	The rate shown is the effective yield as of December 31, 2007.
(i)	Payment in kind security.
(j)	Represents current yield as of December 31, 2007.
(k)	Each swaption contract is equivalent to $10,000 notional amount.

DECEMBER 31, 2007	31

Total Return Portfolio II
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Preferred Stocks — 2.4%
Banks — 1.0%
Wachovia Corp.,
8.00%	1,220,000	$30,866,000

Government — 1.4%
Federal Home Loan Mortgage Corp.,
8.38%	701,300	18,338,995
Federal National Mortgage Assoc.,
8.25%	957,750	24,662,063

		43,001,058

Telecommunications — 0.0%
Centaur Funding Corp.,
9.08%	205	237,415

TOTAL PREFERRED STOCKS
(Cost $72,193,142)		74,104,473

	Par (000)
Trust Preferred Stocks — 3.7%
Banks — 1.3%
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/77(b)	$10,110	10,556,771
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37	20,475	19,686,119
Mellon Captial IV, Capital Securities,
6.24%(b)(c)	4,825	4,478,194
SunTrust Capital VIII, Trust Preferred Securities,
6.10%, 12/15/36	2,725	2,267,802
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(b)(c)	1,390	1,497,829
USB Capital IX, Unsecured Notes,
6.19%(b)(c)	225	203,628

		38,690,343

Finance — 0.5%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(b)(c)	12,185	10,848,610
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)(c)	1,270	1,131,888
NB Capital Trust IV, Capital Securities,
8.25%, 4/15/27	125	129,813
ZFS Finance (USA) Trust V, Capital Securities,
6.50%, 5/09/37(b)(d)	4,380	4,043,563

		16,153,874

Insurance — 0.9%
Allstate Corp., Junior Subordinated Debentures,
6.12%, 5/15/37(b)	2,700	2,605,008
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	6,575	6,413,334
Lincoln National Corp., Capital Securities,
6.05%, 4/20/67(b)(e)	3,000	2,800,677
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(b)	6,400	5,865,542
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37	5,440	5,050,327
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(b)	7,625	7,150,626

		29,885,514

Yankee — 1.0%
Banks — 0.5%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(b)(c)(d)(f)	4,600	4,780,095
HBOS Treasury Services Plc (United Kingdom), Subordinated Notes,
5.92%(b)(c)(d)(f)	20	17,444
Royal Bank of Scotland Capital Trust (United Kingdom), Bank Guaranteed Bonds,
6.80%(c)(f)	2,105	2,020,800
Royal Bank of Scotland Group Plc (United Kingdom), Preferred Stock,
6.99%(b)(c)(d)(f)	9,450	9,413,051

		16,231,390

Finance — 0.5%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%(b)(c)(f)	15,320	13,714,433

TOTAL TRUST PREFERRED STOCKS
(Cost $119,740,987)		114,675,554

U.S. Government & Agency Obligations — 5.2%
Federal Home Loan Mortgage Corp., Unsecured Notes,
4.62%, 5/28/13(e)	7,375	7,379,351
Overseas Private Investment Corp.,
4.09%, 5/29/12	357	344,280
4.30%, 5/29/12	1,000	1,014,672
4.64%, 5/29/12	752	772,707
4.68%, 5/29/12	425	411,230
4.87%, 5/29/12	3,221	3,342,413
5.40%, 5/29/12	384	378,616
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(g)	2,850	1,775,351
6.30%, 10/15/18(g)	2,850	1,753,209
U.S. Treasury Bonds,
4.75%, 2/15/37(h)	1,695	1,773,923
5.00%, 5/15/37(h)	23,975	26,130,880
U.S. Treasury Inflation Protected Notes,
2.50%, 7/15/16	75	82,746
2.38%, 1/15/25(h)	5,400	6,283,864
U.S. Treasury Notes,
3.88%, 10/31/12(h)	20,400	20,800,024
3.38%, 11/30/12(h)	77,100	76,841,021
4.25%, 11/15/17(h)	11,545	11,746,137

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $159,532,258)		160,830,424

Mortgage Pass-Throughs — 85.7%
Federal Home Loan Mortgage Corp. ARM,
4.97%, 10/01/35(b)	12,651	12,659,716
6.02%, 7/01/36(b)(e)	10,388	10,629,902
5.75%, 4/01/37(b)	17,824	18,092,777
Federal Home Loan Mortgage Corp. Gold,
4.00%, 7/01/10-5/01/19(e)	5,734	5,639,427
5.50%, 3/01/11-8/01/37(i)	165,645	165,453,994
6.00%, 10/01/11-12/01/32(j)	10,269	10,514,154
6.50%, 6/01/13-10/01/34	1,396	1,443,354
8.00%, 11/01/15-10/01/25	13	13,570

32	DECEMBER 31, 2007

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs (Continued)
5.00%, 1/01/18-6/01/36(e)	$20,476	$20,489,362
4.50%, 5/01/18-8/01/20(e)(i)	43,357	42,655,595
7.00%, 3/01/25-5/01/31	214	225,171
7.50%, 7/01/26-3/01/32	161	171,360
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
5.00%, 1/01/23	57,000	57,053,580
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 1/01/38	32,000	31,929,920
6.00%, 1/01/38-2/01/38	226,800	230,070,968
Federal National Mortgage Assoc.,
6.50%, 6/01/08-7/01/37(i)	124,010	127,583,863
7.00%, 11/01/08-8/01/36	4,411	4,609,914
5.50%, 6/01/11-5/01/37(i)	277,651	278,767,323
6.00%, 9/01/11-5/01/37(i)	33,962	34,641,834
4.00%, 6/01/14-3/01/20	24,472	23,473,411
4.50%, 1/01/18-7/01/37	54,733	52,531,944
5.00%, 1/01/18-2/01/36(e)(i)	186,728	182,969,653
5.91%, 5/01/37(b)	9,211	9,415,390
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/23	31,000	30,496,250
5.00%, 1/01/23	37,800	37,823,436
5.50%, 1/01/23	800	810,248
6.00%, 1/01/23	73,900	75,608,568
Federal National Mortgage Assoc. 30 Year TBA,
6.00%, 1/01/38-2/01/38	416,050	422,528,241
6.50%, 1/01/38	155,500	159,824,455
Federal National Mortgage Assoc. ARM,
6.44%, 1/01/31(b)	2,978	3,096,018
Government National Mortgage Assoc. I,
7.00%, 3/15/13-2/15/33	1,837	1,940,405
6.00%, 11/15/14-12/15/36	10,757	11,016,041
9.00%, 7/15/18	3	3,430
6.50%, 3/15/24-4/15/32	824	855,625
7.50%, 11/15/29	2	1,826
5.50%, 3/15/32-8/20/36(i)	57,604	57,767,200
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 1/01/38	80,000	82,600,000
Government National Mortgage Assoc. II,
6.00%, 11/20/33	1,276	1,303,343
5.50%, 3/20/36(i)	56,338	56,455,552
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 1/01/38	1,500	1,507,965
6.00%, 1/01/38	157,000	160,384,920
6.50%, 1/01/38	220,800	227,560,896

TOTAL MORTGAGE PASS-THROUGHS
(Cost $2,636,117,829)		2,652,620,601

Collateralized Mortgage Obligations — 16.0%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	7,110	6,905,087
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.35%, 8/25/35(b)	45,756	44,418,504
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.77%, 3/25/37(b)	46,612	46,997,699
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	21,199	21,106,310
Countrywide Alternative Loan Trust, Series 05-20CB, Class 3A3,
5.50%, 7/25/35	4,536	4,551,797
Countrywide Home Loans, Series 07-16, Class A1,
6.50%, 10/25/37	15,006	15,210,818
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37	16,176	15,606,372
Federal Home Loan Mortgage Corp., Series 1591, Class PK,
6.35%, 10/15/23	5,380	5,567,775
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(b)(k)	11,033	2,656,646
Federal Home Loan Mortgage Corp., Series 235 (IO),
5.50%, 2/01/36(b)(k)	24,635	5,998,556
Federal Home Loan Mortgage Corp., Series 2529, Class MB,
5.00%, 11/15/17	8,292	8,310,552
Federal Home Loan Mortgage Corp., Series 2594, Class TV,
5.50%, 3/15/14	5,459	5,558,103
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	12,866	13,045,877
Federal Home Loan Mortgage Corp., Series 2996, Class MK,
5.50%, 6/15/35	141	143,437
Federal Home Loan Mortgage Corp., Series 3200, Class AD,
5.50%, 5/15/29	42,661	43,125,084
Federal Home Loan Mortgage Corp., Series 3204, Class C,
5.50%, 4/15/29	7,788	7,870,326
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	14,889	15,029,701
Federal National Mortgage Assoc., Series 96-48, Class Z,
7.00%, 11/25/26	2,828	2,882,189
Federal National Mortgage Assoc., Series 03-16, Class BC,
5.00%, 3/25/18	4,440	4,437,463
Federal National Mortgage Assoc., Series 04-28, Class PB,
6.00%, 8/25/28	6,615	6,677,067
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34	10,397	10,760,040
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27	24,846	25,009,007
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(k)	31,612	6,728,658
Homebanc Mortgage Trust, Series 05-4, Class A1,
5.14%, 10/25/35(b)	9,448	9,240,633
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
4.92%, 7/25/36(b)	9,929	9,903,372
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
6.70%, 2/17/17(k)	131	24,516
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(k)	137	123,680

DECEMBER 31, 2007	33

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO),
11.00%, 3/06/17(k)	$92	$19,462
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO),
11.50%, 3/06/17(k)	92	81,052
Salomon Brothers Mortgage Securities VI, Series 87-3, Class A (PO),
13.00%, 10/23/17(k)	40	37,357
Summit Mortgage Trust, Series 00-1, Class B1,
6.63%, 12/28/12(b)(d)(l)	26	26,162
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(b)	61,436	61,697,420
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	31,318	31,173,610
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.48%, 7/25/34(b)	21,456	21,169,102
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(b)	37,007	36,309,879
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(b)	7,440	7,450,356

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $490,190,514)		495,853,669

Commercial Mortgage Backed Securities — 23.0%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	12,125	12,650,112
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43	21,920	22,176,251
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
4.87%, 11/10/42(b)	13,880	13,850,734
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	13,781	13,367,276
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(b)	16,575	17,008,992
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.82%, 11/11/41	4,495	4,448,803
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(b)	78,921	78,988,776
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO),
1.22%, 4/19/15(b)(k)	3,353	104,920
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32	9,592	9,968,970
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32	5,755	6,065,573
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	8,200	8,498,808
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 12/10/49(b)	6,825	7,018,036
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO),
1.52%, 6/20/29(b)(d)(k)	7,999	432,217
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO),
0.19%, 1/17/35(b)(k)	2,861	18,726
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1,
6.91%, 6/10/31	16,991	17,107,147
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	16,291	17,162,373
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	30,725	30,714,375
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(b)	11,284	11,280,286
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32	9,864	10,405,564
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	6,306	6,301,397
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	14,170	14,920,306
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36	16,200	16,521,669
General Electric Capital Commercial Mortgage Corp., Series 07-C1, Class A4,
5.54%, 12/10/49(b)	19,475	19,695,358
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO),
1.28%, 7/15/29(b)(k)	7,252	402,658
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	6,778	6,986,699
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33	15,765	16,526,411
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	10,217	10,771,885
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 9/15/35	18,700	19,742,142
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2,
6.46%, 4/15/34	16,309	17,038,744
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.30%, 5/10/40(b)	18,085	18,601,320
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3,
4.65%, 4/10/40	1,840	1,837,284
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A2,
6.62%, 10/18/30	19	19,304
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	4,335	4,338,811

34	DECEMBER 31, 2007

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38	$640	$653,530
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36	5,255	5,268,444
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39	1,250	1,257,380
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	14,370	14,882,446
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.46%, 11/15/35	16,870	17,813,752
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	18,750	19,314,563
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.99%, 6/15/49(b)	7,875	8,049,094
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 2/15/51	6,435	6,565,338
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO),
0.48%, 10/15/35(b)(k)	13,140	110,562
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.32%, 10/15/32	83	85,472
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1,
6.41%, 12/15/19	50	50,326
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.20%, 4/15/30(b)	7,250	6,760,761
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C7, Class A3,
5.35%, 11/15/38	21,575	21,583,578
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(b)	20,500	21,202,104
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	18,690	19,171,417
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	9,678	9,763,429
Morgan Stanley Capital I, Inc., Series 06-HE2, Class A2A,
4.94%, 3/25/36(b)	5,161	5,083,863
Morgan Stanley Capital I, Inc., Series 06-HE5, Class A2A,
4.94%, 8/25/36(b)	8,774	8,679,079
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.63%, 4/12/49(b)	2,845	2,890,036
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.70%, 12/12/49	10,885	11,131,545
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2,
6.60%, 5/10/34	16,800	17,684,848
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(d)	6,074	6,013,153
Structured Asset Securities Corp., Series 92-C1, Class A1 (IO),
6.70%, 2/25/28(k)	4,255	42,656
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.74%, 4/25/37	25,039	25,021,856
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6,
5.12%, 8/15/35	18,000	18,135,644
Wachovia Bank Commercial Mortgage Trust, Series 06-C27, Class A3,
5.76%, 7/15/45	2,145	2,201,048
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48	24,415	24,304,923
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(d)	2,263	2,245,806

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $707,548,139)		710,938,580

Certificate of Deposit — 0.1%
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost $3,795,000)	3,795	3,764,101

Asset Backed Securities — 12.4%
Ace Securities Corp., Series 06-HE1, Class A2A,
4.94%, 2/25/36(b)	2,078	2,053,427
Bank One Issuance Trust, Series 03, Class A3,
5.14%, 12/15/10(b)	24,225	24,232,788
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	4,606	4,601,555
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(b)(d)	12,459	12,469,984
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A3,
5.31%, 10/20/09(d)	26,150	26,188,809
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1,
4.93%, 7/25/36(b)	3,140	3,124,373
Chase Issuance Trust, Series 05, Class A5,
5.05%, 2/15/12(b)	5,805	5,788,655
Chase Issuance Trust, Series 06, Class A3,
5.02%, 7/15/11(b)	19,270	19,216,518
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	20,600	21,098,232
Citibank Credit Card Issuance Trust, Series 03, Class A6,
2.90%, 5/17/10	17,560	17,440,957
Citibank OMNI Master Trust, Series 07, Class A9,
5.65%, 12/23/13(b)(d)	23,290	23,290,000
Countrywide Certificates, Series 04-14, Class A4,
5.14%, 6/25/35(b)	1,289	1,113,476
Countrywide Certificates, Series 06-3, Class 2A1,
4.94%, 6/25/36(b)	3,005	2,991,056
Countrywide Certificates, Series 06-8, Class 2A1,
4.90%, 4/25/28(b)	7,841	7,740,516
Discover Card Master Trust I, Series 05-1, Class A,
5.04%, 9/16/10(b)	36,201	36,183,942

DECEMBER 31, 2007	35

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1,
4.94%, 6/25/36(b)	$7,531	$7,521,144
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
5.20%, 3/25/36(b)	16,787	15,670,626
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
4.92%, 6/25/36	332	320,208
Home Equity Asset Trust, Series 07-2, Class 2A1,
4.98%, 7/25/37(b)	14,767	14,255,715
Maryland Trust, Series 06-I, Class A,
5.55%, 12/10/65(d)	18,935	18,885,996
MBNA Credit Card Master Notes Trust, Series 98-E, Class A,
5.39%, 9/15/10(b)	20,210	20,219,258
MBNA Credit Card Master Notes Trust, Series 03, Class A7,
2.65%, 11/15/10	20,000	19,818,088
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	19,900	20,041,592
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4,
5.02%, 9/15/11(b)	27,000	26,932,935
Novastar Home Equity Loan, Series 06-2, Class A2A,
4.92%, 6/25/36(b)	1,964	1,956,890
Option One Mortgage Loan Trust, Series 07-5, Class 2A1,
4.96%, 5/25/37(b)	20,471	19,623,280
Structured Mortgage Loan Trust, Series 05-19XS, Class 1A1,
5.18%, 10/25/35(b)	6,269	5,936,370
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1,
5.08%, 1/25/18(b)	4,199	4,200,986

TOTAL ASSET BACKED SECURITIES
(Cost $384,586,378)		382,917,376

Collateralized Debt Obligations — 0.3%
Small Business Administration Participation Certificates, Series 92-20H, Class 1,
7.40%, 8/01/12	22	21,988
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	580	602,276
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	769	797,898
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13	6,579	6,545,509

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $7,960,419)		7,967,671

Corporate Bonds — 22.4%
Banks — 5.2%
Bank of America Corp., Senior Unsecured Notes,
5.62%, 10/14/16(e)	6,275	6,311,583
6.00%, 9/01/17	13,000	13,281,736
5.75%, 12/04/17	18,360	18,515,509
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	2,875	2,938,218
Bank of America Corp., Subordinated Notes,
6.25%, 4/01/08	1,385	1,390,893
Bank of New York Co., Inc., Senior Subordinated Notes,
3.80%, 2/01/08	3,100	3,098,934
Bank One Texas N.A., Subordinated Bank Notes,
6.25%, 2/15/08	3,225	3,229,141
BankBoston N.A., Subordinated Bank Notes,
6.38%, 4/15/08	675	676,260
BankBoston N.A., Subordinated Notes,
6.38%, 3/25/08	1,600	1,602,342
Citigroup, Inc., Senior Unsecured Notes,
3.50%, 2/01/08	11,660	11,645,017
6.20%, 3/15/09	1,700	1,723,353
5.30%, 10/17/12	8,050	8,155,214
5.88%, 5/29/37	5,800	5,412,925
Citigroup, Inc., Unsecured Notes,
3.62%, 2/09/09	1,080	1,065,523
4.12%, 2/22/10	8,765	8,636,742
4.62%, 8/03/10	4,505	4,480,434
JPMorgan Chase & Co., Senior Notes,
2.62%, 6/30/08	2,836	2,803,159
JPMorgan Chase & Co., Senior Unsecured Notes,
4.00%, 2/01/08	1,915	1,913,487
3.62%, 5/01/08	2,509	2,494,904
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17	11,975	12,098,822
SunTrust Bank, Inc., Senior Unsecured Notes,
4.00%, 10/15/08	3,000	2,980,611
UBS AG, Senior Notes,
5.88%, 12/20/17	15,300	15,407,789
Wachovia Bank N.A., Senior Bank Notes,
4.38%, 8/15/08	3,325	3,305,692
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	13,750	13,819,025
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	3,970	3,944,918
Wells Fargo & Co., Unsecured Notes,
4.62%, 8/09/10	6,825	6,830,289
4.88%, 1/12/11	2,680	2,716,030

		160,478,550

Broadcasting — 0.3%
News America, Inc., Senior Debentures,
7.75%, 1/20/24-12/01/45	1,395	1,564,557
8.50%, 2/23/25	1,900	2,264,203
7.12%, 4/08/28	1,175	1,241,799
7.62%, 11/30/28	2,010	2,227,386
8.45%, 8/01/34	840	1,015,236
6.75%, 1/09/38	30	32,736
8.25%, 10/17/96	45	52,266

		8,398,183

Computer & Office Equipment — 0.2%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	6,860	7,091,607

Computer Software & Services — 0.0%
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16	50	49,902

Energy & Utilities — 0.9%
CenterPoint Energy Resources Corp., Senior Unsecured Notes,
6.15%, 5/01/16	2,100	2,115,542

36	DECEMBER 31, 2007

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Energy & Utilities (Continued)
CenterPoint Energy Resources Corp., Unsecured Notes,
7.88%, 4/01/13	$205	$225,087
Detroit Edison Co., Senior Notes,
6.35%, 10/15/32	5	5,131
Detroit Edison Co., Senior Secured Notes,
6.12%, 10/01/10	210	217,716
Dominion Resources, Inc., Senior Unsecured Notes,
6.25%, 6/30/12	60	62,862
Energy East Corp., Unsecured Notes,
6.75%, 7/15/36	2,125	2,148,675
FirstEnergy Corp., Senior Unsecured Notes,
6.45%, 11/15/11	185	191,034
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35	2,225	1,958,002
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33	550	545,533
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	4,625	4,486,148
6.50%, 9/15/37	4,975	5,195,323
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	3,975	4,104,943
Tenaska Alabama II Partners LP, Senior Secured Notes,
6.12%, 3/30/23(d)	128	131,547
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17	2,100	2,203,150
6.75%, 8/01/37	4,065	4,360,241

		27,950,934

Entertainment & Leisure — 0.8%
Comcast Cable Holdings LLC, Senior Debentures,
9.80%, 2/01/12	260	300,312
7.88%, 8/01/13-2/15/26	2,855	3,215,544
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	1,315	1,436,459
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17-11/15/35	6,705	6,926,453
6.95%, 8/15/37	6,375	6,880,359
Time Warner Cable, Inc., Debentures,
6.55%, 5/01/37	4,000	4,082,784
Time Warner Cos., Inc., Senior Debentures,
9.12%, 1/15/13	605	687,327
8.05%, 1/15/16	70	78,074
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11	1,080	1,124,860

		24,732,172

Finance — 8.0%
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
5.60%, 7/19/10(b)	4,220	3,965,918
6.95%, 8/10/12	11,555	11,880,851
The Bear Stearns Cos., Inc., Unsecured Notes,
6.40%, 10/02/17	5,750	5,555,420
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.12%, 1/15/10(e)	975	978,521
4.75%, 5/15/12	3,290	3,331,247
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12(i)	47,210	48,016,872
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	7,900	8,156,608
General Electric Capital Corp., Unsecured Notes,
4.12%, 9/01/09	125	124,686
5.00%, 11/15/11(e)(j)	15,945	16,138,158
6.15%, 8/07/37	9,000	9,561,861
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	17,285	17,290,929
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
7.88%, 8/15/10	2,307	2,445,180
5.75%, 7/18/11	3,375	3,400,238
6.20%, 9/26/14	9,460	9,634,707
6.69%, 9/15/22(b)	5,075	5,063,175
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	9,425	9,714,338
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.17%, 5/25/10(b)	14,500	13,938,502
5.25%, 2/06/12	2,545	2,518,247
6.00%, 7/19/12	4,075	4,149,303
Morgan Stanley, Senior Notes,
5.49%, 1/09/12(b)(i)	45,640	44,105,994
5.62%, 1/09/12	250	254,312
5.55%, 4/27/17	660	643,611
6.25%, 8/28/17	8,725	8,869,861
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	2,150	2,253,505
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	6,770	6,769,242
Pricoa Global Funding, Inc., Senior Secured Notes,
4.35%, 6/15/08	2,735	2,722,039
Student Loan Marketing Corp., Unsecured Notes,
5.38%, 1/27/14(b)	6,640	5,676,337

		247,159,662

Food & Agriculture — 0.3%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	10,040	10,386,842

Industrial — 0.0%
Osprey Trust/Osprey, Inc., Senior Secured Notes,
7.80%, 1/15/03(b)(d)(m)(n)	2,375	516,562

Insurance — 1.0%
Hartford Life Global Funding Trust, Secured Notes,
5.16%, 9/15/09(b)	8,880	8,868,483
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34	900	888,782
Monumental Global Funding II, Unsecured Notes,
3.85%, 3/03/08	210	209,581
5.21%, 6/16/10(b)	16,090	15,044,150
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09	2,000	1,988,400
TIAA Global Markets, Senior Unsecured Notes,
3.88%, 1/22/08	1,605	1,604,762
WellPoint, Inc., Unsecured Notes,
5.95%, 12/15/34	1,905	1,793,177

		30,397,335

Manufacturing — 0.1%
Belvoir Land LLC, Unsecured Notes,
5.27%, 12/15/47	2,025	1,795,486

Medical & Medical Services — 0.3%
Amgen, Inc., Senior Unsecured Notes,
5.13%, 11/28/08(b)	10,995	10,981,718

DECEMBER 31, 2007	37

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.05%, 6/04/08	$205	$204,211

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16	7,900	8,044,017
6.45%, 9/15/36	3,970	4,042,794
Atlantic Richfield Co., Debentures,
9.12%, 3/01/11	4,960	5,620,171
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	2,575	2,626,835

		20,333,817

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/97	559	590,202
Bristol-Myers Squibb Co., Unsecured Notes,
5.88%, 11/15/36	4,050	4,024,586
Merck & Co., Inc., Senior Debentures,
6.40%, 3/01/28	1,000	1,070,881
Wyeth, Unsecured Notes,
5.50%, 2/15/16	75	76,221

		5,761,890

Railroad & Shipping — 0.1%
Union Pacific Corp., Senior Debentures,
7.12%, 2/01/28	2,000	2,177,386

Real Estate — 0.1%
Camden Property Trust, Unsecured Notes (REIT),
4.70%, 7/15/09	1,400	1,395,143
The Rouse Co., Unsecured Notes (REIT),
3.62%, 3/15/09	1,340	1,276,696
5.38%, 11/26/13	1,685	1,455,244

		4,127,083

Retail Merchandising — 0.0%
May Department Stores Co., Unsecured Notes,
4.80%, 7/15/09	50	49,716

Telecommunications — 0.5%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	2,505	2,810,317
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37	9,900	10,352,212
GTE Corp., Debentures,
6.94%, 4/15/28	475	508,795
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29(e)	1,355	1,551,235
Sprint Capital Corp., Senior Unsecured Notes,
8.38%, 3/15/12	55	59,566
Verizon Maryland, Inc., Debentures,
5.12%, 6/15/33	650	560,216

		15,842,341

Transportation — 0.3%
United Technologies Corp., Unsecured Notes,
5.19%, 6/01/09(b)(e)	8,650	8,595,280

Yankee — 3.4%
Banks — 0.9%
Anz National Bank International Ltd. (New Zealand), Unsecured Notes,
5.35%, 4/14/10(b)(f)	28,990	28,938,137

Energy & Utilities — 0.1%
Korea Electric Power Corp. (South Korea), Notes,
5.12%, 4/23/34(f)	75	75,803
Scottish Power Plc (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(f)	3,200	3,185,440
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(f)	285	304,727

		3,565,970

Finance — 0.9%
EDP Finance BV (Netherlands) Senior Notes,
6.00%, 2/26/18(f)	7,625	7,436,937
Eksportfinans ASA (Norway), Unsecured Notes,
3.38%, 1/15/08(f)	12,900	12,887,797
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes,
2.55%, 7/15/08(f)	3,740	3,696,459
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(f)	2,175	2,173,027
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(f)	1,105	1,168,537

		27,362,757

Government — 0.5%
AID-Israel (Israel), Unsecured Notes,
5.50%, 4/26/24-9/18/33(f)	12,210	13,324,350
United Mexican States (Mexico), Senior Unsecured Notes,
5.62%, 1/15/17(f)	1,600	1,621,600

		14,945,950

Metal & Mining — 0.1%
Teck Cominco Ltd. (Canada), Senior Unsecured Notes,
6.12%, 10/01/35(f)	2,375	2,194,674

Oil & Gas — 0.3%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
5.34%, 4/09/09(b)(f)	10,705	10,688,514

Telecommunications — 0.6%
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes,
8.25%, 6/15/30(b)(f)	20	24,955
France Telecom (France), Senior Unsecured Notes,
7.75%, 3/01/11(f)	600	644,895
Telecom Italia Capital (Italy), Senior Unsecured Notes,
5.25%, 11/15/13(f)	285	281,674
6.00%, 9/30/34(f)	385	374,376
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(f)	3,700	3,604,721
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(f)	2,400	2,525,664
7.04%, 6/20/36(f)	1,800	2,012,015
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(f)	1,970	2,108,595
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(f)	2,985	3,148,844

38	DECEMBER 31, 2007

Total Return Portfolio II
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds (Continued)
Yankee (Continued)
Telecommunications (Continued)
Vodafone Group Plc (United Kingdom), Unsecured Notes,
6.15%, 2/27/37(f)	$2,875		$2,839,408

			17,565,147

TOTAL CORPORATE BONDS
(Cost $689,545,774)			692,291,826

Foreign Bonds — 0.4%
Canada — 0.2%
Province of Manitoba, Senior Unsecured Notes (NZD),
6.38%, 9/01/15	2,695		1,891,990
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	6,105		4,270,458

			6,162,448

Germany — 0.2%
Bundesrepublic Deutschland (EUR),
4.25%, 7/04/39	4,600		6,344,082

TOTAL FOREIGN BONDS
(Cost $12,501,116)			12,506,530

Taxable Municipal Bond — 0.1%
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A,
5.30%, 12/15/35
(Cost $3,414,114)	3,415		3,186,878

	Number of Contracts
Call Swaptions Purchased — 0.7%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	9,550	(o)	5,236,265
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	5,110	(o)	2,948,981
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	5,510	(o)	2,887,240
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	6,847	(o)	5,155,415
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	9,760	(o)	7,523,984

TOTAL CALL SWAPTIONS PURCHASED
(Cost $14,703,303)			23,751,885

Put Option Purchased — 0.0%
U.S. Dollar Versus Euro, Strike Price 1.400 EUR, Expires 1/10/08
(Cost $ 386,984)	3,462		5

Put Swaptions Purchased — 0.4%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	9,550	(o)	4,445,525
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	5,110	(o)	1,839,089
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	5,510	(o)	2,667,942
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	6,847	(o)	2,185,403
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	9,760	(o)	3,044,144
Morgan Stanley & Co., Strike Rate 5.500%, Expires 1/25/08	6,590	(o)	1,977

TOTAL PUT SWAPTIONS PURCHASED
(Cost $ 14,810,061)			14,184,080

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 172.8%
(Cost $5,317,026,018)			5,349,593,653

	Par (000)
Affiliated Investments — 0.6%
Commercial Mortgage Backed Securities — 0.6%
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4,
5.24%, 11/12/35	$7,100		7,194,045
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
5.83%, 7/12/17(b)	8,150		8,248,947

TOTAL AFFILIATED INVESTMENTS
(Cost $15,493,127)			15,442,992

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 173.4%
(Cost $5,332,519,145(a))			5,365,036,645

Mortgage Pass-Through TBA Sale Commitments — (20.9)%
Federal Home Loan Mortgage Corp. Gold 15 Year,
4.50%, 1/01/23	(23,000)		(22,619,074)
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 1/01/38	(140,100)		(139,793,181)
6.00%, 1/01/38	(25,600)		(25,976,064)
Federal National Mortgage Assoc. 15 Year,
5.50%, 1/01/23	(59,200)		(59,958,352)
Federal National Mortgage Assoc. 30 Year,
5.00%, 1/01/38-2/01/38	(161,000)		(157,067,008)
5.50%, 1/01/38-2/01/38	(218,800)		(218,395,672)
6.00%, 1/01/38	(11,000)		(11,171,820)
Government National Mortgage Assoc. I 30 Year,
5.50%, 1/01/38	(7,300)		(7,352,487)
6.00%, 1/01/38	(3,000)		(3,070,320)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $643,293,504)			(645,403,978)

DECEMBER 31, 2007	39

Total Return Portfolio II
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Contracts		Value
Call Option Written — 0.0%
March 5 Year U.S. Treasury Notes futures, Strike Price $112, Expires 2/22/08
(Premiums received $179,956)	(315)		$(137,812)

Call Swaptions Written — (0.6)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(3,420	)(o)	(1,476,072)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(2,970	)(o)	(1,907,928)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(4,440	)(o)	(2,696,412)
Chase Securities, Strike Rate 5.740%, Expires 10/15/12	(7,500	)(o)	(4,752,750)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(3,270	)(o)	(2,250,087)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(5,510	)(o)	(2,213,367)
UBS Securities, Strike Rate 5.010%, Expires 11/20/08	(3,520	)(o)	(1,415,744)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(4,320	)(o)	(2,350,512)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $12,848,585)			(19,062,872)

Put Swaptions Written — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(3,420	)(o)	(260,262)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(2,970	)(o)	(239,976)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(4,440	)(o)	(1,087,356)
Chase Securities, Strike Rate 5.740%, Expires 10/15/12	(7,500	)(o)	(3,042,000)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(3,270	)(o)	(724,305)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(5,510	)(o)	(309,111)
UBS Securities, Strike Rate 5.010%, Expires 11/20/08	(3,520	)(o)	(810,656)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(4,320	)(o)	(1,698,192)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $12,848,585)			(8,171,858)

TOTAL OPTION AND SWAPTIONS WRITTEN — (0.9)%
(Premiums received $25,877,126)			(27,372,542)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 151.6%
(Cost $4,663,348,515)			4,692,260,125
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (18.0)%			(556,498,260)
LIABILITIES IN EXCESS OF OTHER ASSETS — (33.6)%			(1,040,600,251)

NET ASSETS — 100.0%			$3 ,095,161,614

(a)	Cost for federal income tax purposes is $5,333,292,761. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$58,808,990
Gross unrealized depreciation	(27,065,106)

$31,743,884

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 3.5% of its net assets, with a current market value of $108,454,389, in securities restricted as to resale.
(e)	Security, or a portion thereof, with a market value of $14,810,471, has been pledged as collateral for swap and swaption contracts.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	The rate shown is the effective yield at the time of purchase.
(h)	Security, or a portion thereof, subject to financing transactions.
(i)	Security, or a portion thereof, with a market value of $553,898,003, has been pledged as collateral for reverse repurchase agreements.
(j)	Security, or a portion thereof, pledged as collateral with a value of $4,875,443 on 4,106 short U.S. Treasury Note futures contracts, 1,395 long U.S. Treasury Note futures contracts, 741 short U.S. Treasury Bond futures contracts, 261 long Euro-Bobl futures contracts, 578 long Euro-Bund futures contracts and 258 long Euribor futures contracts expiring March 2008, 470 long Euro-dollar futures contracts expiring September 2008 and 470 short Euro-dollar futures contracts expiring September 2009. The notional value of such contracts on December 31, 2007 was $1,282,085,503, with an unrealized loss of $4,037,262 (including commissions of $16,330).
(k)	The rate shown is the effective yield as of December 31, 2007.
(l)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $26,162, which represents less than 0.1% of net assets.
(m)	Security in default.
(n)	As a result of bankruptcy proceedings, the issuer did not repay the principal amount of the security upon maturity.
(o)	Each swaption contract is equivalent to $10,000 notional amount.

40	DECEMBER 31, 2007

Government Income Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government & Agency Obligations — 34.6%
U.S. Treasury Notes,
3.62%, 10/31/09	$1,000		$1,009,844
3.88%, 10/31/12(b)	142,000		144,784,478
3.38%, 11/30/12(b)	108,600		108,235,213
4.75%, 8/15/17(b)	151,050		159,534,781
4.25%, 11/15/17(b)	139,250		141,676,013

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $550,839,129)			555,240,329

Mortgage Pass-Throughs — 165.2%
Federal Home Loan Mortgage Corp.,
13.00%, 9/01/10-2/01/16	154		175,427
11.00%, 4/01/12-9/01/20	81		92,460
12.00%, 6/01/13-6/01/20	98		113,193
11.50%, 7/01/13-6/01/20	108		119,023
12.50%, 12/01/15-7/01/19	139		148,573
10.00%, 7/01/19	—	(c)	255
Federal Home Loan Mortgage Corp. Gold,
8.00%, 1/01/08-8/01/32	1,370		1,452,594
7.50%, 5/01/09-12/01/32(d)(e)	9,975		10,631,776
6.00%, 10/01/09-1/01/21(d)(e)	5,455		5,583,337
5.50%, 5/01/22	485		491,298
8.50%, 1/01/25-7/01/25	202		217,029
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
6.00%, 1/01/23	100		102,219
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 1/01/38	12,600		12,572,406
6.00%, 1/01/38-2/01/38	32,800		33,281,644
6.50%, 1/01/38	9,700		9,972,764
Federal National Mortgage Assoc.,
7.00%, 8/01/09-12/01/11	6		6,356
11.00%, 2/01/11-8/01/20	194		222,151
8.50%, 8/01/12-7/15/23	693		751,573
5.10%, 2/01/13	39,220		40,094,119
13.00%, 9/01/13-3/01/15	177		205,514
8.00%, 8/01/14-9/01/27	22		22,991
5.97%, 8/01/16	13,834		14,735,418
4.50%, 9/01/20-3/01/37(e)	2,987		2,831,517
6.50%, 10/01/22-9/01/37(d)	74,863		77,012,270
7.50%, 9/01/25-12/01/32(e)	3,434		3,665,713
6.00%, 1/01/36-9/01/37(d)	178,076		180,865,050
5.00%, 1/01/37-4/01/37(e)	9,086		8,866,144
Federal National Mortgage Assoc. 15 Year TBA,
6.00%, 1/01/23	24,000		24,554,880
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 1/01/38	5,100		4,833,831
5.00%, 1/01/38	80,000		78,049,600
5.50%, 1/01/38	1,373,500		1,371,357,340
6.00%, 1/01/38	48,300		49,054,446
6.50%, 1/01/38	566,000		581,740,460
Federal National Mortgage Assoc. ARM,
4.85%, 9/01/35(f)	19,701		19,786,853
5.82%, 7/01/36(f)	17,482		17,576,691
5.48%, 12/01/36(f)	17,343		17,578,037
Government National Mortgage Assoc. I,
6.09%, 10/15/08	34,249		36,375,584
6.00%, 1/15/14-11/15/31	1,734		1,779,429
5.50%, 3/15/14-4/15/29(e)	530		535,390
10.50%, 1/15/16	2		2,299
7.00%, 6/15/23-4/15/32	2,544		2,697,076
7.50%, 2/15/25-12/15/31	3,006		3,206,149
8.00%, 1/15/32	15,809		17,116,837
Government National Mortgage Assoc. II,
8.00%, 4/20/13	53		55,290
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 1/01/38	23,900		24,026,909
6.50%, 1/01/38	300		309,186

TOTAL MORTGAGE PASS-THROUGHS
(Cost $2,637,658,650)			2,654,869,101

Collateralized Mortgage Obligations — 54.2%
Banc of America Funding Corp., Series 06-7, Class 1A7,
6.00%, 9/25/36	28,312		28,569,278
Banc of America Funding Corp., Series 06-B, Class 5A1,
5.81%, 3/20/36(f)	19,746		19,920,982
Chase Mortgage Finance Corp., Series 03-S3, Class A1,
5.00%, 3/25/18	3,408		3,355,463
Chase Mortgage Finance Corp., Series 03-S4, Class 2A1,
5.00%, 4/25/18	9,503		9,430,423
Countrywide Alternative Loan Trust, Series 06-18CB, Class A12,
5.46%, 7/25/36(f)	7,643		7,602,794
Countrywide Alternative Loan Trust, Series 06-19CB, Class A23,
5.26%, 8/25/36(f)	5,575		5,526,892
Countrywide Alternative Loan Trust, Series 06-25CB, Class A10,
5.46%, 10/25/36(f)	14,201		14,122,841
Countrywide Alternative Loan Trust, Series 06-41CB, Class 1A3,
6.00%, 1/01/37	6,954		6,991,554
Countrywide Alternative Loan Trust, Series 07-16CB, Class 5A3,
6.25%, 8/25/37	32,538		31,789,951
Countrywide Alternative Loan Trust, Series 07-19, Class 1A8,
6.00%, 8/01/37	14,210		13,823,493
Countrywide Alternative Loan Trust, Series 07-3T1, Class 1A7,
6.00%, 4/25/37	14,946		14,893,278
Countrywide Alternative Loan Trust, Series 07-A3, Class 1A7,
5.75%, 3/25/37	10,093		9,937,961
Countrywide Home Loans, Series 04-J4, Class 2A1,
5.00%, 5/25/19	1,790		1,773,367
Countrywide Home Loans, Series 06-20, Class 1A33,
6.00%, 2/25/37	30,089		30,563,013
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1,
5.00%, 9/25/18	14,624		14,520,838
Credit Suisse First Boston Mortgage Securities Corp., Series 03-8, Class 2A1,
5.00%, 4/25/18	6,976		6,923,203
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1,
5.25%, 10/25/19	1,424		1,394,560
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5,
6.00%, 12/25/35	9,723		9,747,779

DECEMBER 31, 2007	41

Government Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16,
5.50%, 6/25/35	$11,399	$11,299,723
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8,
5.50%, 7/25/35	7,531	7,553,310
Credit Suisse First Boston Mortgage Securities Corp., Series 4A1, Class 03-10,
5.00%, 5/25/18	8,924	8,797,580
Federal Home Loan Mortgage Corp., Series 1220, Class A,
5.04%, 2/15/22(f)	219	218,703
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO),
11.20%, 2/15/22(g)	1,778	21,567
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA,
5.50%, 1/15/27	6,502	6,567,890
Federal Home Loan Mortgage Corp., Series 2634, Class TH,
4.50%, 6/15/18	9,522	9,160,605
Federal Home Loan Mortgage Corp., Series 2656, Class AB,
5.50%, 8/15/33	10,746	10,791,717
Federal Home Loan Mortgage Corp., Series 2743, Class HE,
4.50%, 2/15/19	8,890	8,599,265
Federal Home Loan Mortgage Corp., Series 2746, Class EG,
4.50%, 2/15/19	7,800	7,535,430
Federal Home Loan Mortgage Corp., Series 2798, Class JK,
4.50%, 5/15/19	10,482	10,111,399
Federal Home Loan Mortgage Corp., Series 2827, Class DG,
4.50%, 7/15/19	11,152	10,724,867
Federal Home Loan Mortgage Corp., Series 2882, Class UW,
4.50%, 11/15/19	11,690	11,214,138
Federal Home Loan Mortgage Corp., Series 2899, Class KT,
4.50%, 12/15/19	7,962	7,612,250
Federal Home Loan Mortgage Corp., Series 2924, Class DB,
4.50%, 1/15/20	9,849	9,453,695
Federal Home Loan Mortgage Corp., Series 2948, Class KT,
4.50%, 3/15/20	6,561	6,256,598
Federal Home Loan Mortgage Corp., Series 2957, Class KN,
5.50%, 6/15/30	19,121	19,371,504
Federal Home Loan Mortgage Corp., Series 2958, Class MD,
5.50%, 1/15/31	15,000	15,170,772
Federal Home Loan Mortgage Corp., Series 2963, Class DL,
5.50%, 2/15/31	9,214	9,284,777
Federal Home Loan Mortgage Corp., Series 2971, Class GD,
5.00%, 5/15/20	16,450	16,347,480
Federal Home Loan Mortgage Corp., Series 2987, Class HE,
4.50%, 6/15/20	7,800	7,492,889
Federal Home Loan Mortgage Corp., Series 2995, Class JK,
4.50%, 6/15/20	6,045	5,791,588
Federal Home Loan Mortgage Corp., Series 3042, Class EA,
4.50%, 9/15/35	20,899	19,617,074
Federal Home Loan Mortgage Corp., Series 3136, Class PD,
6.00%, 12/15/34	9,000	9,171,924
Federal Home Loan Mortgage Corp., Series 3150, Class EK,
5.00%, 5/15/25	22,500	22,629,523
Federal Home Loan Mortgage Corp., Series 3192, Class GA,
6.00%, 3/15/27	23,302	23,649,099
Federal Home Loan Mortgage Corp., Series 3215, Class QH,
6.00%, 9/15/36	9,656	9,743,042
Federal Home Loan Mortgage Corp., Series 3218, Class BG,
6.00%, 9/15/36	9,740	9,892,670
Federal Home Loan Mortgage Corp., Series 3242, Class NC,
5.75%, 12/15/28	22,578	22,904,337
Federal Home Loan Mortgage Corp., Series SF4, Class B,
2.37%, 12/15/09	183	182,624
Federal National Mortgage Assoc., Series 98-M1, Class 2 (IO),
0.92%, 2/25/13(g)	1,664	108
Federal National Mortgage Assoc., Series 02-59, Class B,
5.50%, 9/25/17	10,635	10,818,132
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
2.14%, 8/25/28(g)	2,567	32,965
Federal National Mortgage Assoc., Series 03-28, Class TB,
5.00%, 8/25/22	3,890	3,872,572
Federal National Mortgage Assoc., Series 03-41, Class YF,
5.17%, 6/25/28(f)	10,670	10,667,758
Federal National Mortgage Assoc., Series 04-29, Class FW,
5.17%, 12/25/17(f)	4,265	4,283,081
Federal National Mortgage Assoc., Series 04-61, Class TF,
5.27%, 10/25/31(f)	11,455	11,489,132
Federal National Mortgage Assoc., Series 05-103, Class AT,
5.50%, 6/25/24	13,733	13,916,433
Federal National Mortgage Assoc., Series 05-25, Class PD,
5.50%, 11/25/30	13,934	14,074,395
Federal National Mortgage Assoc., Series 05-36, Class CD,
5.50%, 11/25/31	18,300	18,540,493
Federal National Mortgage Assoc., Series 06-106, Class PA,
5.50%, 6/01/30	31,251	31,672,113
Federal National Mortgage Assoc., Series 2618, Class PT,
4.50%, 10/15/31	15,000	14,279,096
Federal National Mortgage Assoc., Series 273, Class 2 (IO),
7.00%, 8/01/26(g)	163	36,665
Federal National Mortgage Assoc., Series 353, Class 2 (IO),
5.00%, 7/01/34(g)	34,133	8,514,553

42	DECEMBER 31, 2007

Government Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Federal National Mortgage Assoc., Series 370, Class 2 (IO),
6.00%, 5/25/36(g)	$21,654	$4,753,217
First Horizon Alternative Mortgage Securities Corp., Series 05-FA9, Class A5,
5.50%, 12/25/35	8,263	8,236,584
Government National Mortgage Assoc., Series 05-71, Class AB,
5.50%, 9/20/35	10,275	10,464,754
Government National Mortgage Assoc., Series 06-15 (IO),
0.83%, 4/16/46(g)	131,968	4,960,178
JPMorgan Alternative Loan Trust, Series 06-S1, Class 3A1A,
5.35%, 3/25/36(f)	4,606	4,607,610
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(f)	4,627	4,591,763
Master Asset Securitization Trust, Series 03-4, Class 2A7,
4.75%, 5/25/18	6,579	6,510,638
Master Asset Securitization Trust, Series 03-5, Class 2A1,
5.00%, 6/25/18	8,937	8,928,128
Master Asset Securitization Trust, Series 03-7, Class 2A1,
4.75%, 8/25/18	12,005	11,895,651
Master Asset Securitization Trust, Series 04-8, Class 3A1,
5.25%, 8/25/19	940	942,210
Residential Funding Mortgage Securities I, Inc., Series 03-S16, Class A3,
5.00%, 9/25/18	12,108	12,036,558
Residential Funding Mortgage Securities I, Inc., Series 06-S1, Class 1A5,
5.25%, 1/25/36	8,445	8,445,804
Residential Funding Mortgage Securities I, Inc., Series 07-S2, Class A3,
6.00%, 2/01/37	26,590	26,905,833
Residential Funding Mortgage Securities I, Inc., Series 07-S6, Class 2A12,
6.00%, 6/01/37	36,010	36,469,535
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(g)	23	4,308
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(g)	23	20,818
Structured Asset Securities Corp., Series 05-6, Class 5A6,
5.00%, 5/25/35	12,816	12,739,133
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A,
5.00%, 11/25/18	743	738,994
Washington Mutual Mortgage Loan Trust, Series 03-S3, Class 2A1,
5.00%, 5/25/18	8,820	8,875,341
Washington Mutual Mortgage Loan Trust, Series 03-S8, Class A2,
5.00%, 9/25/18	8,115	8,106,980

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $862,292,267)		870,487,243

Commercial Mortgage Backed Securities — 8.7%
Citimortgage Alternative Loan Trust, Series 07-A2, Class 1A5,
6.00%, 2/25/37	18,234	18,096,849
Federal National Mortgage Assoc. Grantor Trust, Series 04-T9, Class A1,
5.00%, 4/25/35(f)	3,979	3,980,186
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL,
7.25%, 3/25/26	720	738,694
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	18,719	18,712,527
Government National Mortgage Assoc., Series 01-58, Class C,
5.46%, 8/16/27(f)	20,000	20,412,474
Government National Mortgage Assoc., Series 04-10 (IO),
0.95%, 1/16/44(g)	55,515	1,730,757
Government National Mortgage Assoc., Series 04-77 (IO),
0.85%, 9/16/44(g)	135,947	4,234,831
Government National Mortgage Assoc., Series 04-97, Class C,
4.52%, 2/16/28(f)	8,400	8,217,681
Government National Mortgage Assoc., Series 05-10, Class ZB,
5.18%, 12/16/44(f)	3,184	2,895,031
Government National Mortgage Assoc., Series 05-12, Class C,
4.66%, 12/16/30	20,000	19,671,968
Government National Mortgage Assoc., Series 05-29, Class Z,
4.25%, 4/16/45(f)	5,039	3,888,627
Government National Mortgage Assoc., Series 05-50 (IO),
0.93%, 6/16/45(g)	31,215	1,337,838
Government National Mortgage Assoc., Series 05-59, Class ZA,
4.96%, 3/16/46(f)	9,717	8,566,177
Government National Mortgage Assoc., Series 05-67, Class Z,
4.72%, 8/16/45(f)	6,115	5,104,849
Government National Mortgage Assoc., Series 05-9 (IO),
0.75%, 1/16/45(g)	131,156	4,611,841
Government National Mortgage Assoc., Series 05-9, Class Z,
4.65%, 1/16/45(f)	5,703	4,782,107
Government National Mortgage Assoc., Series 05-90 (IO),
0.89%, 11/16/45(g)	131,835	5,218,783
Government National Mortgage Assoc., Series 06-30 (IO),
0.79%, 5/16/46(g)	49,763	2,008,419
Government National Mortgage Assoc., Series 06-5 (IO),
0.79%, 1/16/46(g)	127,887	5,135,455
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
5.05%, 7/15/25(f)	31	29,302
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(f)(h)	577	571,343

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $151,581,968)		139,945,739

DECEMBER 31, 2007	43

Government Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Project Loan — 0.0%
Government National Mortgage Assoc. I,
3.00%, 4/15/20
(Cost $99,921)	$98	$100,498

Asset Backed Securities — 0.2%
Countrywide Certificates, Series 04-K, Class 2A,
4.95%, 2/15/34(e)(f)	2,093	1,862,535
Option One Mortgage Loan Trust, Series 06-1, Class 2A1,
4.94%, 1/25/36(f)	736	732,797

TOTAL ASSET BACKED SECURITIES
(Cost $2,828,784)		2,595,332

Collateralized Debt Obligations — 0.0%
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	71	74,050
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	82	83,831
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13	820	816,264

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $974,104)		974,145

	Number of Shares
Short Term Investment — 6.4%
Galileo Money Market Fund, 4.32%(i)
(Cost $103,216,868)	103,216,868	103,216,868

	Number of Contracts
Call Swaptions Purchased — 0.6%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	3,200 (j)	1,754,560
Citibank, Strike Rate 5.335%, Expires 11/06/09	16,000 (j)	8,611,200

TOTAL CALL SWAPTIONS PURCHASED
(Cost $6,870,400)		10,365,760

Put Swaptions Purchased — 0.4%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	3,200 (j)	1,489,600
Citibank, Strike Rate 5.335%, Expires 11/06/09	16,000 (j)	4,665,600

TOTAL PUT SWAPTIONS PURCHASED
(Cost $6,870,400)		6,155,200

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 270.3%
(Cost $4,323,232,491)		4,343,950,215

	Par (000)
Affiliated Investments — 1.6%
Collateralized Mortgage Obligations — 1.6%
Merrill Lynch Mortgage Investors Trust, Series 06-A3, Class 3A1,
5.83%, 5/01/36(f)	$24,768	25,046,803

Commercial Mortgage Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22	1	607

TOTAL AFFILIATED INVESTMENTS
(Cost $24,722,479)		25,047,410

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 271.9%
(Cost $4,347,954,970(a))		4,368,997,625

Mortgage Pass-Through TBA Sale Commitments — (65.7)%
Federal Home Loan Mortgage Assoc. Gold 15 Year,
6.00%, 1/01/23	(5,500)	(5,622,045)
Federal National Mortgage Assoc. 30 Year,
5.50%, 1/01/38	(925,500)	(924,056,220)
6.00%, 1/01/38	(105,600)	(107,249,472)
6.50%, 1/01/38	(16,800)	(17,267,208)
Government National Mortgage Assoc. I 30 Year,
5.50%, 1/01/38	(300)	(302,157)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $1,050,098,305)		(1,054,497,102)

44	DECEMBER 31, 2007

Government Income Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Contracts		Value
Call Swaptions Written — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(610	)(j)	$(263,276)
Citibank, Strike Rate 4.885%, Expires 11/27/09	(12,080	)(j)	(4,393,496)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(3,400	)(j)	(1,414,400)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $6,850,420)			(6,071,172)

Put Swaptions Written — (0.5)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(610	)(j)	(46,421)
Citibank, Strike Rate 4.885%, Expires 11/27/09	(12,080	)(j)	(5,506,064)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(3,400	)(j)	(1,773,780)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $6,850,420)			(7,326,265)

TOTAL SWAPTIONS WRITTEN — (0.8)%
(Premiums received $13,700,840)			(13,397,437)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 205.4%
(Cost $3,284,155,825)			3,301,103,086
LIABILITIES IN EXCESS OF OTHER ASSETS — (105.4)%			(1,694,266,178)

NET ASSETS — 100.0%			$1,606,836,908

(a)	Also cost for federal income tax purposes is $4,353,941,543. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$32,368,176
Gross unrealized depreciation	(17,312,094)

$15,056,082

(b)	Security, or a portion thereof, subject to financing transactions.
(c)	Par held at December 31, 2007 is less than $500.
(d)	Security, or a portion thereof, with a market value of $36,525,276, has been pledged as collateral for swap and swaption contracts.
(e)	Security, or a portion thereof, pledged as collateral with a value of $2,690,337 on 4,175 short U.S. Treasury Note futures contracts, 169 long U.S. Treasury Note futures contracts and 708 short U.S. Treasury Bond futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $580,961,848, with an unrealized loss of $159,858 (including commissions of $11,056).
(f)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(g)	The rate shown is the effective yield as of December 31, 2007.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held less than 0.1% of its net assets, with a current market value of $571,343, in securities restricted as to resale.
(i)	Represents current yield as of December 31, 2007.
(j)	Each swaption contract is equivalent to $10,000 notional amount.

DECEMBER 31, 2007	45

Inflation Protected Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations — 86.4%
U.S. Treasury Inflation Protected Bonds,
2.00%, 1/15/26	$1,225	$1,284,307
2.42%, 1/15/27	4,090	4,481,141
3.62%, 4/15/28	3,629	5,939,037
3.88%, 4/15/29(b)	2,765	4,649,695
3.38%, 4/15/32	1,985	2,992,600
U.S. Treasury Inflation Protected Notes,
3.88%, 1/15/09	2,750	3,606,962
0.88%, 4/15/10	1,270	1,395,953
3.50%, 1/15/11(c)	6,665	8,604,970
2.38%, 4/15/11-1/15/25	24,590	27,774,558
3.38%, 1/15/12	1,891	2,427,272
2.00%, 4/15/12-1/15/16	16,605	18,796,320
3.00%, 7/15/12	1,960	2,466,767
1.88%, 7/15/13-7/15/15	11,630	13,380,037
1.62%, 1/15/15(d)	3,225	3,542,918
2.50%, 7/15/16	1,866	2,058,725
2.62%, 7/15/17	3,600	3,915,806
U.S. Treasury Notes,
4.62%, 11/15/16	140	146,617

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $91,984,819)		107,463,685

Mortgage Pass-Throughs — 0.7%
Federal National Mortgage Assoc. ARM,
4.37%, 6/01/34(e)	293	291,881
4.64%, 2/01/35(e)	590	593,316

TOTAL MORTGAGE PASS-THROUGHS
(Cost $887,058)		885,197

Collateralized Mortgage Obligations — 0.2%
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2A,
4.98%, 3/25/37(e)
(Cost $241,479)	260	250,874

Commercial Mortgage Backed Securities — 1.7%
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14, Class A4,
5.20%, 12/11/38	360	356,389
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW15, Class A4,
5.33%, 2/11/44	330	329,492
JPMorgan Chase Commercial Mortgage Securities Corp., Series 02-CIB4, Class A3,
6.16%, 5/12/34	435	456,624
Wachovia Bank Commercial Mortgage Trust, Series 05-C22, Class A4,
5.44%, 12/01/44(e)	480	480,407
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.93%, 5/15/43(e)	475	490,431

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $2,055,299)		2,113,343

Asset Backed Securities — 5.3%
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
4.93%, 5/25/36(e)	702	690,351
Bear Stearns Asset-Backed Securities Trust, Series 07-2, Class A1,
4.98%, 2/25/37(e)	620	607,035
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	700	716,930
Countrywide Certificates, Series 06-20, Class 2A1,
4.92%, 4/25/37(e)	773	760,266
Morgan Stanley Capital I, Inc., Series 06-HE7, Class A2A,
4.92%, 9/25/36(e)	718	705,537
Novastar Home Equity Loan, Series 06-3, Class A2A,
4.94%, 7/25/36(e)	588	583,651
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1,
4.92%, 11/25/36(e)	636	631,889
Structured Asset Investment Loan Trust, Series 06-1, Class A1,
5.21%, 1/25/36(e)	153	151,850
Structured Asset Securities Corp., Series 06-BC3, Class A2,
4.92%, 10/25/36(e)	894	853,633
Structured Asset Securities Corp., Series 07-WF2, Class A2,
5.56%, 8/25/37(e)	862	844,323

TOTAL ASSET BACKED SECURITIES
(Cost $6,574,658)		6,545,465

Corporate Bonds — 2.7%
Finance — 2.1%
Bear Stearns Co., Inc., Senior Unsecured Notes,
4.56%, 3/10/14(e)	340	304,300
Student Loan Marketing Corp., Senior Unsecured Notes,
3.88%, 4/01/09(e)	2,500	2,312,500

		2,616,800

Yankee — 0.6%
Finance — 0.5%
VTB Capital SA (Luxembourg), Unsecured Notes,
5.97%, 8/01/08(e)(f)	650	640,900

Government — 0.1%
United Mexican States (Mexico), Senior Unsecured Notes,
6.75%, 9/27/34(f)	50	55,225

TOTAL CORPORATE BONDS
(Cost $3,507,295)		3,312,925

Foreign Bonds — 0.2%
Germany — 0.2%
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes (JPY),
0.66%, 8/08/11(e)
(Cost $311,149)	38,000	340,211

46	DECEMBER 31, 2007

Inflation Protected Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares		Value
Short Term Investment — 0.8%
Galileo Money Market Fund, 4.32%(g)
(Cost $1,047,260)	1,047,260		$1,047,260

	Number of Contracts
Call Option Purchased — 0.0%
March Euro-dollar futures, Strike Price $95.875, Expires 3/17/08
(Cost $26,685)	73		20,988

Call Swaptions Purchased — 1.1%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	270	(h)	148,041
Chase Securities, Strike Rate 5.895%, Expires 08/15/11	910	(h)	661,661
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	160	(h)	92,336
Lehman Brothers, Strike Rate 5.340%, Expires 3/02/12	430	(h)	218,526
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	160	(h)	83,840
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	188	(h)	141,188

TOTAL CALL SWAPTIONS PURCHASED
(Cost $875,959)			1,345,592

Put Swaptions Purchased — 0.7%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	270	(h)	125,685
Chase Securities, Strike Rate 5.895%, Expires 08/15/11	910	(h)	278,642
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	160	(h)	57,584
Lehman Brothers, Strike Rate 5.340%, Expires 3/02/12	430	(h)	214,226
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	160	(h)	77,472
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	188	(h)	59,850

TOTAL PUT SWAPTIONS PURCHASED
(Cost $875,959)			813,459

TOTAL INVESTMENTS BEFORE OUTSTANDING SWAPTIONS WRITTEN — 99.8%
(Cost $108,387,620(a))			$124,138,999

Call Swaptions Written — (0.8)%
Barclays Capital, Strike Rate 5.250%, Expires 2/08/08	(710	)(h)	(332,919)
Barclays Capital, Strike Rate 5.430%, Expires 2/16/10	(1,090	)(h)	(624,570)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(80	)(h)	(51,392)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(160	)(h)	(64,272)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $547,985)			(1,073,153)

Put Swaptions Written — (0.3)%
Barclays Capital, Strike Rate 5.250%, Expires 2/08/08	(710	)(h)	(7,384)
Barclays Capital, Strike Rate 5.430%, Expires 2/16/10	(1,090	)(h)	(325,583)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(80	)(h)	(6,464)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(160	)(h)	(8,976)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $547,985)			(348,407)

TOTAL SWAPTIONS WRITTEN — (1.1)%
(Premiums received $1,095,970)			(1,421,560)

TOTAL INVESTMENTS NET OF OUTSTANDING SWAPTIONS WRITTEN — 98.7%
(Cost $107,291,650)			122,717,439
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			1,633,645

NET ASSETS — 100.0%			$124,351,084

(a)	Also cost for federal income tax purposes is $121,250,709. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,273,032
Gross unrealized depreciation	(384,742)

$2,888,290

(b)	Security, or a portion thereof, pledged as collateral with a value of $672,603 on 57 short U.S. Treasury Note futures contracts, 104 long U.S. Treasury Note futures contracts, 17 short U.S Treasury Bond futures contracts and 2 short Euro-dollar futures contracts expiring March 2008, 7 long Euro-dollar futures contracts expiring September 2008 and 7 short Euro-dollar futures contracts expiring September 2009. The notional value of such contracts on December 31, 2007 was $24,810,626, with an unrealized loss of $2,957 (including commissions of $397).

DECEMBER 31, 2007	47

Inflation Protected Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(c)	Security, or a portion thereof, subject to financing transactions.
(d)	Security, or a portion thereof, with a market value of $219,656, has been pledged as collateral for swap and swaption contracts.
(e)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents current yield as of December 31, 2007.
(h)	Each swaption contract is equivalent to $10,000 notional amount.

48	DECEMBER 31, 2007

GNMA Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government & Agency Obligations — 0.8%
U.S. Treasury Notes,
3.38%, 11/30/12
(Cost $2,378,792)	$2,400		$2,391,938

Mortgage Pass-Throughs — 184.3%
Federal Home Loan Mortgage Corp. ARM,
5.47%, 9/01/37(b)	3,162		3,183,925
Federal Home Loan Mortgage Corp. Gold,
6.00%, 11/01/13-10/01/37	5,058		5,133,610
9.00%, 12/01/19	—	(c)	486
5.50%, 1/01/22-5/01/22	607		614,600
7.50%, 2/01/27-3/01/27	7		7,143
4.50%, 10/01/35	183		173,106
Federal National Mortgage Assoc.,
8.00%, 8/01/14	46		48,413
5.00%, 1/01/21-3/01/21	170		169,908
5.50%, 1/01/22-4/01/35(d)	36,597		36,624,316
6.50%, 10/01/22-9/01/37	18,999		19,549,521
8.50%, 10/01/24	4		4,283
4.50%, 12/01/35	645		610,816
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/23	1,900		1,869,125
5.00%, 1/01/23	200		200,124
6.00%, 1/01/23	800		818,496
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 1/01/38	600		568,686
5.00%, 1/01/38	900		878,058
5.50%, 1/01/38	10,000		9,984,400
6.00%, 1/01/38	32,100		32,601,402
6.50%, 1/01/38	21,200		21,789,572
Government National Mortgage Assoc. I,
5.50%, 11/15/08-10/15/36	57,418		57,876,572
9.50%, 10/15/09-11/15/20	360		392,327
13.50%, 5/15/11	1		665
17.00%, 11/15/11-12/15/11	39		45,958
16.00%, 3/15/12-4/15/12	20		23,199
12.00%, 2/15/13-6/15/15	21		24,660
11.50%, 4/15/13-12/15/15	64		73,253
14.50%, 4/15/13	12		13,624
15.00%, 6/15/13	34		40,874
10.00%, 2/15/16-12/15/20	259		297,457
6.50%, 3/15/16-11/15/34(e)	8,610		8,924,954
9.00%, 4/15/16-10/15/21	326		352,243
8.50%, 6/15/16-2/15/25	335		363,796
6.00%, 7/15/16-12/15/36(f)	29,938		30,686,153
8.00%, 1/15/17-1/15/32	17,253		18,644,103
7.00%, 9/15/17-5/15/32	4,421		4,692,174
7.50%, 2/15/22-9/15/30	1,754		1,871,168
5.00%, 11/15/32-6/15/36	48,380		47,686,490
4.50%, 12/15/34-1/15/35	4,243		4,063,458
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 1/01/38	17,700		17,401,224
6.00%, 1/01/38	2,400		2,456,256
6.50%, 1/01/38	20,000		20,650,000
Government National Mortgage Assoc. II,
7.00%, 3/20/24-5/20/27	291		308,310
8.00%, 8/20/24	143		154,333
7.50%, 10/20/25	22		23,839
6.00%, 2/20/29-5/20/36	20,785		21,233,252
5.50%, 5/20/34-2/20/37	7,488		7,504,724
5.00%, 11/20/35	5,088		4,970,760
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 1/01/38	76,000		76,403,560
6.00%, 1/01/38	20,000		20,431,200
6.50%, 1/01/38	59,700		61,528,014
Government National Mortgage Assoc. II ARM,
4.50%, 7/20/34(b)	4,940		4,881,099

TOTAL MORTGAGE PASS-THROUGHS
(Cost $546,249,792)			548,849,689

Collateralized Mortgage Obligations — 2.9%
Chase Mortgage Finance Corp., Series 03-S12, Class 2A1,
5.00%, 12/25/18	1,068		1,060,387
Countrywide Home Loans, Series 04-J4, Class 2A1,
5.00%, 5/25/19	499		494,393
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1,
5.25%, 10/25/19	731		716,272
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
2.14%, 8/25/28(b)(g)	2,907		37,329
Government National Mortgage Assoc., Series 03-51, Class LT,
5.00%, 10/20/28	1,326		1,327,911
Government National Mortgage Assoc., Series 05-71, Class AB,
5.50%, 9/20/35	986		1,004,380
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(b)	1,447		1,435,899
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.76%, 7/25/35(b)	2,027		2,023,497
Master Asset Securitization Trust, Series 04-8, Class 3A1,
5.25%, 8/25/19	260		260,493
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A,
5.00%, 11/25/18	207		206,023

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,511,968)			8,566,584

Commercial Mortgage Backed Securities — 0.9%
Bear Stearns Mortgage Trust, Series 04-5, Class 2A,
3.99%, 7/25/34(b)	1,786		1,765,238
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A,
5.05%, 7/15/25(b)	92		87,906
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(h)	738		730,570

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $2,577,678)			2,583,714

Asset Backed Security — 0.1%
Option One Mortgage Loan Trust, Series 06-1, Class 2A1,
4.94%, 1/25/36(b)
(Cost $375,449)	375		373,876

DECEMBER 31, 2007	49

GNMA Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par/Shares (000)		Value
Short Term Investments — 1.4%
Federal Home Loan Bank, Discount Notes,
4.28%, 2/08/08(i)	$650		$647,141
Galileo Money Market Fund, 4.32%(j)	3,467		3,467,109

TOTAL SHORT TERM INVESTMENTS
(Cost $4,114,250)			4,114,250

	Number of Contracts
Call Swaption Purchased — 0.1%
Bank of America, Strike Rate 5.470%, Expires 5/08/12
(Cost $198,500)	500	(k)	274,150

Put Swaption Purchased — 0.1%
Bank of America, Strike Rate 5.470%, Expires 5/08/12
(Cost $198,500)	500	(k)	232,750

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 190.6%
(Cost $564,604,929)			567,386,951

	Par (000)
Affiliated Investment — 0.0%
Commercial Mortgage Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/25/22
(Cost $3,176)	$3,121		3,183

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 190.6%
(Cost $564,608,105(a))			567,390,134

Mortgage Pass-Through TBA Sale Commitments — (54.5)%
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 1/01/38	(4,000)		(4,058,760)
Federal National Mortgage Assoc. 30 Year,
5.50%, 1/01/38	(46,300)		(46,227,772)
Government National Mortgage Assoc. I 30 Year,
5.00%, 1/01/38	(48,000)		(47,280,000)
5.50%, 1/01/38	(43,700)		(44,014,203)
6.50%, 1/01/38	(20,000)		(20,650,000)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $161,650,434)			(162,230,735)

	Number of Contracts
Call Swaptions Written — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(300	)(k)	(129,480)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(400	)(k)	(166,400)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $322,100)			(295,880)

Put Swaptions Written — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(300	)(k)	(22,830)
UBS Securities, Strike Rate 5.025%, Expires 11/29/10	(400	)(k)	(208,680)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $322,100)			(231,510)

TOTAL SWAPTIONS WRITTEN — (0.2)%
(Premiums received $644,200)			(527,390)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS WRITTEN — 135.9%
(Cost $402,313,471)			404,632,009
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (0.8)%			(2,475,000)
LIABILITIES IN EXCESS OF OTHER ASSETS — (35.1)%			(104,408,094)

NET ASSETS — 100.0%			$297,748,915

(a)	Also cost for federal income tax purposes is $564,625,981. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$4,133,297
Gross unrealized depreciation	(1,369,144)

$2,764,153

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	Par held at December 31, 2007 is less than $500.
(d)	Security, or a portion thereof, with a market value of $2,581,436, has been pledged as collateral for reverse repurchase agreements.
(e)	Security, or a portion thereof, pledged as collateral with a value of $561,558 on 592 short U.S. Treasury Note futures contracts, 771 long U.S. Treasury Note futures contracts and 6 short U.S. Treasury Bond futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $156,851,097, with an unrealized gain of $612,415 (including commissions of $3,012).
(f)	Security, or a portion thereof, with a market value of $218,503, has been pledged as collateral for swap and swaption contracts.
(g)	The rate shown is the effective yield as of December 31, 2007.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 0.2% of its net assets, with a current market value of $730,570, in securities restricted as to resale.

(i)	The rate shown is the effective yield at the time of purchase.
(j)	Represents current yield as of December 31, 2007.
(k)	Each swaption contract is equivalent to $10,000 notional amount.

50	DECEMBER 31, 2007

Managed Income Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Preferred Stocks — 2.3%
Banks — 0.9%
Wachovia Corp.,
8.00%	275,000	$6,957,500

Government — 1.4%
Federal Home Loan Mortgage Corp.,
8.38%	166,500	4,353,975
Federal National Mortgage Assoc.,
8.25%	231,825	5,969,494

		10,323,469

TOTAL PREFERRED STOCKS
(Cost $16,833,125)		17,280,969

	Par (000)
Trust Preferred Stocks — 2.8%
Banks — 1.2%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.62%, 5/23/36	$570	554,544
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/77(b)	2,445	2,553,047
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37	3,350	3,220,928
Lloyds TSB Bank Plc, Subordinated Notes,
6.90%(c)	2,000	1,931,000
Mellon Captial IV, Capital Securities,
6.24%(b)(c)	1,125	1,044,138

		9,303,657

Finance — 0.2%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(b)(c)	1,440	1,282,068
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(b)(c)	360	320,850

		1,602,918

Insurance — 0.4%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(b)	775	755,944
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(b)(d)	1,565	1,434,309
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(b)	1,265	1,174,387

		3,364,640

Yankee — 1.0%
Banks — 0.6%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(b)(c)(e)(f)	1,450	1,506,769
Royal Bank of Scotland Capital Trust (United Kingdom), Bank Guaranteed Bonds,
6.80%(c)(e)	795	763,200
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%(b)(c)(e)	2,100	2,158,995

		4,428,964

Finance — 0.4%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%(b)(c)(e)	2,940	2,631,882

TOTAL TRUST PREFERRED STOCKS
(Cost $22,114,622)		21,332,061

U.S. Government & Agency Obligations — 8.5%
Overseas Private Investment Corp.,
4.09%, 5/29/12	503	485,121
4.30%, 5/29/12	1,410	1,429,766
4.64%, 5/29/12	1,059	1,088,815
4.68%, 5/29/12	599	579,460
4.87%, 5/29/12	4,538	4,709,764
5.40%, 5/29/12	542	533,505
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(g)	1,725	1,074,554
6.30%, 10/15/18(g)	1,725	1,061,153
Small Business Administration Participation Certificates, Series 97, Class A,
5.35%, 8/15/22(b)(f)	334	313,113
U.S. Treasury Bonds,
4.75%, 2/15/37	255	266,873
5.00%, 5/15/37	4,550	4,959,145
U.S. Treasury Inflation Protected Bonds,
2.42%, 1/15/27(h)	375	410,863
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25	1,275	1,483,690
U.S. Treasury Notes,
3.88%, 10/31/12(h)	6,100	6,219,615
3.38%, 11/30/12(h)	37,900	37,772,694
4.25%, 11/15/17(h)	2,585	2,630,036

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $64,686,853)		65,018,167

Mortgage Pass-Throughs — 84.4%
Federal Home Loan Mortgage Corp. ARM,
4.36%, 1/01/35(b)(i)	5,345	5,296,369
5.87%, 5/01/37(b)(i)	4,728	4,800,281
Federal Home Loan Mortgage Corp. Gold,
6.50%, 3/01/09-12/01/30	431	442,801
4.00%, 5/01/10	1,440	1,417,193
6.00%, 11/01/14-8/01/37(d)	10,819	10,989,008
5.50%, 10/01/17-8/01/37(i)	40,349	40,278,176
4.50%, 5/01/18-8/01/20(i)	8,983	8,838,913
5.00%, 12/01/18-4/01/36	2,492	2,474,219
7.50%, 11/01/25-10/01/27	19	20,016
7.00%, 4/01/29-4/01/32	42	44,482
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
5.00%, 1/01/23	7,000	7,006,580
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.50%, 1/01/38	8,000	7,982,480
6.00%, 1/01/38	89,000	90,307,410
Federal National Mortgage Assoc.,
7.00%, 8/01/08-8/01/36	1,298	1,358,050
6.50%, 2/01/11-8/01/37	27,226	28,023,937
5.50%, 9/01/13-12/01/35(d)	41,150	41,326,394

DECEMBER 31, 2007	51

Managed Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Mortgage Pass-Throughs (Continued)
5.00%, 1/01/18-3/01/36(i)	$48,648	$47,874,067
4.00%, 5/01/19	4,167	3,996,793
4.50%, 6/01/19-7/01/37	15,182	14,600,280
6.00%, 1/01/21-5/01/36	11,384	11,605,431
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/23	7,500	7,378,125
5.00%, 1/01/23	10,600	10,606,572
5.50%, 1/01/23	100	101,281
6.00%, 1/01/23	15,000	15,346,800
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 1/01/38	22,300	22,265,212
6.00%, 1/01/38	97,250	98,769,045
6.50%, 1/01/38	57,500	59,099,075
Federal National Mortgage Assoc. ARM,
4.28%, 12/01/34(b)(i)	5,192	5,133,056
5.37%, 5/01/37(b)	3,738	3,781,108
Government National Mortgage Assoc. I,
9.50%, 9/15/16-11/15/16	15	16,548
9.00%, 3/15/18	12	12,902
6.50%, 12/15/23-10/15/34	651	675,095
6.00%, 11/15/28-10/15/33	362	371,732
5.50%, 11/15/33	35	35,009
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 1/01/38	20,000	20,650,000
Government National Mortgage Assoc. II,
5.50%, 3/20/36	26,000	26,054,304
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 1/01/38	15,200	15,527,712
6.50%, 1/01/38	28,800	29,681,856

TOTAL MORTGAGE PASS-THROUGHS
(Cost $640,398,891)		644,188,312

Collateralized Mortgage Obligations — 11.6%
Bear Stearns Mortgage Trust, Series 06-2, Class2A1,
5.65%, 7/25/36(b)	7,748	7,746,807
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.35%, 8/25/35(b)	9,918	9,628,055
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.77%, 3/25/37(b)	6,948	7,005,317
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	5,005	4,983,434
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37(b)	3,912	3,774,213
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(b)(j)	1,461	351,874
Federal Home Loan Mortgage Corp., Series 2587, Class WX,
5.00%, 3/15/18	2,560	2,557,511
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	3,232	3,297,581
Federal Home Loan Mortgage Corp., Series 3033, Class JB,
5.50%, 11/15/32	3,143	3,205,665
Federal National Mortgage Assoc., Series 03-118, Class FD,
5.18%, 12/25/33(b)	5,310	5,301,242
Federal National Mortgage Assoc., Series 05-48, Class AR,
5.50%, 2/25/35	5,024	5,114,362
Federal National Mortgage Assoc., Series 346, Class 2 (IO),
5.50%, 12/01/33(j)	3,755	895,017
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 11/01/34(b)(j)	2,996	717,879
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(j)	7,756	1,657,967
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)	1,661	1,609,215
JPMorgan Alternative Loan Trust, Series 05-S1, Class 2A16,
6.00%, 12/25/35	2,449	2,450,735
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
4.92%, 7/25/36(b)	2,559	2,552,415
Summit Mortgage Trust, Series 00-1, Class B1,
6.63%, 12/28/12(b)(f)(k)	22	21,752
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(b)	8,724	8,760,851
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	7,276	7,242,354
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(b)	8,405	8,246,623
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(b)	1,781	1,783,330

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,795,003)		88,904,199

Commercial Mortgage Backed Securities — 22.2%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	3,554	3,707,633
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35	3,670	3,847,832
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(b)	3,975	4,079,079
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	4,590	4,848,585
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.82%, 11/11/41	1,315	1,301,485
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(b)	18,879	18,895,354
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	1,925	1,995,147
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.89%, 12/10/49(b)	1,600	1,645,254
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46	5,765	5,969,696
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2,
6.30%, 11/11/30	6,150	6,185,740

52	DECEMBER 31, 2007

Managed Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 11/15/36	$3,140	$3,178,458
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	4,865	4,870,181
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CF1, Class A1B,
6.41%, 2/18/31	95	94,983
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	3,936	4,146,232
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32	7,525	7,522,398
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(b)	2,574	2,572,944
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	4,090	4,303,851
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35	3,800	4,001,211
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36	4,240	4,324,190
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	2,805	2,891,550
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3,
6.14%, 10/18/30	3,385	3,388,545
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4,
4.96%, 8/10/38	3,500	3,524,237
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.99%, 8/10/45(b)	3,275	3,387,237
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3,
6.43%, 6/15/11	3,320	3,488,901
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	3,840	3,976,938
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-CB20, Class A4,
5.79%, 2/12/51	4,415	4,547,936
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	5,044	5,316,094
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10	2,480	2,459,539
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	1,915	1,921,597
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(b)	4,725	4,886,827
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(b)	4,225	4,333,828
Morgan Stanley Capital I, Inc., Series 98-HF2, Class A2,
6.48%, 11/15/30	2,743	2,746,490
Morgan Stanley Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33	3,745	3,923,075
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.70%, 12/12/49	2,565	2,623,097
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2,
7.52%, 12/18/09	5,522	5,742,530
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(b)(f)	1,741	1,723,396
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.74%, 4/25/37(b)	5,785	5,781,390
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(f)	5,330	5,459,886
USGI, Series 87,
7.43%, 12/01/22	87	88,776
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6,
5.12%, 8/15/35	4,470	4,503,685
Wachovia Bank Commercial Mortgage Trust, Series 07-C34 Class A3,
5.80%, 5/15/46	3,370	3,407,542
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.09%, 5/25/36(b)(f)(j)	34,858	1,399,278

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $168,231,962)		169,012,627

Project Loans — 2.3%
Whittier Rehab at Haverhill Project Loan,
7.60%, 12/01/39	10,703	11,057,352
Whittier Rehab at Westborough Project Loan,
8.12%, 2/28/37	6,825	6,830,140

TOTAL PROJECT LOANS
(Cost $17,254,759)		17,887,492

Certificate of Deposit — 0.2%
SunTrust Bank, Inc.,
4.42%, 6/15/09
(Cost $1,260,000)	1,260	1,249,741

Asset Backed Securities — 10.0%
Aames Mortgage Investment Trust, Series 06-1, Class A1,
5.19%, 4/25/36(b)	293	292,096
American Express Credit Account Master Trust, Series 05-3, Class A,
5.03%, 1/18/11(b)	5,525	5,523,931
American Express Credit Account Master Trust, Series 05-5, Class A,
5.07%, 2/15/13(b)	5,350	5,319,100
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1,
5.09%, 11/25/34(b)	1,888	1,699,008
Bear Stearns, Inc., Series 06-HE1, Class 1A1,
4.96%, 1/25/30(b)	452	448,414
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(f)	3,094	3,096,403

DECEMBER 31, 2007	53

Managed Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
4.92%, 10/25/36(b)	$2,511	$2,496,385
Citibank OMNI Master Trust, Series 07, Class A9,
5.65%, 12/23/13(b)(f)	5,690	5,690,000
Countrywide Alternative Loan Trust, Series 06-18, Class 2A1,
4.92%, 7/25/36(b)	4,219	4,159,609
Countrywide Certificates, Series 04-14, Class A4,
5.14%, 6/25/35(b)	378	326,734
DaimlerChrysler Auto Trust, Series 06-A, Class A3,
5.00%, 5/08/10	3,785	3,790,521
DaimlerChrysler Auto Trust, Series 06-D, Class A4,
4.94%, 2/08/12	5,450	5,487,745
Discover Card Master Trust I, Series 03-2, Class A,
5.16%, 8/15/10(b)	4,810	4,811,334
Discover Card Master Trust I, Series 05-1, Class A,
5.04%, 9/16/10(b)	4,425	4,422,915
Fieldstone Mortgage Investment Corp., Series 06-1, Class A1,
4.95%, 5/25/36(b)	1,574	1,555,794
Ford Credit Auto Owner Trust, Series 05-C, Class A3,
4.30%, 8/15/09	1,828	1,824,875
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	2,235	2,325,119
Home Equity Asset Trust, Series 07-2, Class 2A1,
4.98%, 7/25/37(b)	2,409	2,326,060
IndyMac Residential Trust, Series 06-D, Class 2A1,
4.84%, 11/25/36(b)	1,853	1,816,729
MBNA Credit Card Master Notes Trust, Series 06, Class A1,
4.90%, 7/15/11	5,175	5,211,821
Morgan Stanley Home Equity Loans, Series 06-2, Class A1,
4.86%, 2/25/36(b)	661	656,488
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1,
4.87%, 7/25/36(b)	2,330	2,296,805
Residential Asset Mortgage Products, Inc., Series 06-RS5, Class A1,
4.86%, 9/25/36(b)	1,671	1,640,253
Structured Asset Investment Loan Trust, Series 06-2, Class A1,
4.92%, 4/25/36(b)	434	429,989
Structured Asset Securities Corp., Series 07-BC1, Class A2,
4.84%, 2/25/37(b)	4,056	3,853,281
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12	4,825	4,865,826

TOTAL ASSET BACKED SECURITIES
(Cost $76,823,363)		76,367,235

Collateralized Debt Obligations — 1.2%
Small Business Administration Participation Certificates, Series 96-20B, Class 1,
6.38%, 2/01/16	1,478	1,515,767
Small Business Administration Participation Certificates, Series 96-20K, Class 1,
6.95%, 11/01/16	1,912	1,980,584
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17	1,672	1,735,027
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	390	406,589
Small Business Administration Participation Certificates, Series 97-20G, Class 1,
6.85%, 7/01/17	3,339	3,458,322

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $8,799,793)		9,096,289

Corporate Bonds — 19.0%
Banks — 5.3%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	2,200	2,247,678
5.75%, 12/04/17	4,585	4,623,835
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	1,525	1,558,533
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10	1,190	1,261,164
Bank of New York Co., Inc., Senior Notes,
3.75%, 2/15/08	1,350	1,349,194
Citigroup, Inc., Senior Unsecured Notes,
6.20%, 3/15/09(d)	1,200	1,216,485
5.30%, 10/17/12	3,900	3,950,973
5.88%, 5/29/37	510	475,964
Citigroup, Inc., Unsecured Notes,
3.62%, 2/09/09(l)	3,655	3,606,005
4.12%, 2/22/10	2,480	2,443,710
JPMorgan Chase & Co., Senior Notes,
2.62%, 6/30/08	835	825,331
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17	3,870	3,916,162
U.S. Bank N.A., Subordinated Notes,
6.50%, 2/01/08	2,420	2,421,471
UBS AG, Senior Notes,
5.88%, 12/20/17	3,700	3,726,067
Wachovia Bank N.A., Senior Bank Notes,
4.38%, 8/15/08	95	94,448
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	3,000	3,015,060
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	580	576,336
Wells Fargo & Co., Unsecured Notes,
4.62%, 8/09/10	2,115	2,116,639
4.88%, 1/12/11	705	714,478

		40,139,533

Broadcasting — 0.2%
News America, Inc., Senior Debentures,
7.12%, 4/08/28	300	317,055
7.62%, 11/30/28	1,150	1,274,375

		1,591,430

Computer & Office Equipment — 0.2%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	1,535	1,586,825

Energy & Utilities — 0.8%
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35	600	528,001
Florida Power Corp., First Mortgage Bonds,
6.65%, 7/15/11	960	1,020,903
5.90%, 3/01/33	175	173,579
MidAmerican Energy Holdings Co. Bonds,
5.95%, 5/15/37	1,125	1,091,225
6.50%, 9/15/37	875	913,750

54	DECEMBER 31, 2007

Managed Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Energy & Utilities (Continued)
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	$700	$722,883
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	1,150	1,233,525

		5,683,866

Entertainment & Leisure — 0.8%
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 2/15/26	790	892,742
Comcast Cable Holdings LLC, Senior Notes,
7.12%, 2/15/28	620	644,621
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	315	344,095
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35	475	484,709
6.95%, 8/15/37	1,725	1,861,744
Time Warner Cos., Inc., Senior Debentures,
9.15%, 2/01/23	535	654,553
7.57%, 2/01/24	750	813,412
Time Warner Entertainment Corp., Senior Debentures,
8.38%, 3/15/23	500	588,947

		6,284,823

Finance — 7.3%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15	710	689,428
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	2,665	2,740,153
The Bear Stearns Cos., Inc., Unsecured Notes,
4.55%, 6/23/10	750	725,222
6.40%, 10/02/17	1,450	1,400,932
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
3.38%, 10/15/08	1,925	1,907,970
4.12%, 1/15/10	215	215,776
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12	10,020	10,192,334
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(b)	1,850	1,910,092
General Electric Capital Corp., Unsecured Notes,
5.00%, 11/15/11	5,205	5,268,053
6.15%, 8/07/37	2,065	2,193,916
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	4,635	4,636,590
Household Finance Corp., Senior Unsecured Notes,
6.50%, 11/15/08	1,615	1,632,731
Lehman Brothers Holdings, Inc., Senior Notes,
7.00%, 9/27/27	1,375	1,395,560
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
6.69%, 9/15/22(b)	1,175	1,172,262
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	2,275	2,344,840
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.17%, 5/25/10(b)	4,125	3,965,263
5.25%, 2/06/12	1,575	1,558,444
Morgan Stanley, Senior Notes,
5.49%, 1/09/12(b)	5,920	5,721,023
6.25%, 8/28/17	3,825	3,888,506
Morgan Stanley, Senior Unsecured Notes,
6.75%, 4/15/11	625	655,089
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	1,690	1,689,811

		55,903,995

Food & Agriculture — 0.6%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	1,365	1,412,155
6.12%, 2/01/18	2,800	2,821,406

		4,233,561

Insurance — 0.8%
ASIF Global Financing, Unsecured Notes,
3.90%, 10/22/08	285	281,714
Hartford Life Global Funding Trust, Secured Notes,
5.16%, 9/15/09(b)	1,945	1,942,477
MetLife, Inc., Senior Unsecured Notes,
6.38%, 6/15/34	350	345,638
Monumental Global Funding II, Unsecured Notes,
2.80%, 7/15/08	2,480	2,452,174
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09	775	770,505

		5,792,508

Manufacturing — 0.1%
Belvoir Land LLC Class II, Unsecured Notes,
5.40%, 12/15/47	1,175	1,040,768

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes,
4.05%, 6/04/08	150	149,422

Oil & Gas — 0.1%
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	600	612,078

Real Estate — 0.2%
The Rouse Co., Unsecured Notes (REIT),
3.62%, 3/15/09	1,615	1,538,704

Telecommunications — 0.7%
AT&T Broadband Corp., Unsecured Notes,
8.38%, 3/15/13	1,195	1,340,650
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37	2,700	2,823,331
BellSouth Telecommunications, Debentures,
6.40%, 12/15/35(m)	900	483,039
GTE Corp., Debentures,
6.94%, 4/15/28	150	160,672
New England Telephone & Telegraph Co., Debentures,
7.88%, 11/15/29	200	228,965
Sprint Nextel Corp., Unsecured Notes,
6.00%, 12/01/16	525	502,841

		5,539,498

Yankee — 1.9%
Energy & Utilities — 0.0%
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(e)	70	74,846

Finance — 0.8%
Eksportfinans ASA (Norway), Unsecured Notes,
3.38%, 1/15/08(e)	3,770	3,766,434
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(e)	90	89,918

DECEMBER 31, 2007	55

Managed Income Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds (Continued)
Yankee (Continued)
Finance (Continued)
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(e)	$2,278		$2,409,249

			6,265,601

Government — 0.7%
AID-Israel (Israel), Unsecured Notes,
5.50%, 9/18/23(e)	5,000		5,380,305

Telecommunications — 0.4%
Telecom Italia Capital (Italy), Senior Unsecured Notes,
6.00%, 9/30/34(e)	75		72,930
Telecom Italia Capital (Italy), Unsecured Notes,
5.25%, 10/01/15(e)	1,000		974,249
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(e)	600		631,416
7.04%, 6/20/36(e)	500		558,893
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(e)	475		508,418
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 12/16/13(e)	90		88,482

			2,834,388

TOTAL CORPORATE BONDS
(Cost $143,366,084)			144,652,151

Foreign Bond — 0.2%
Germany — 0.2%
Bundesrepublic Deutschland (EUR),
4.25%, 7/04/39
(Cost $1,372,245)	1,000		1,379,148

Taxable Municipal Bonds — 1.1%
Los Angeles County California Pension Obligation Revenue Bonds, Series 95, Class D,
6.97%, 6/30/08	7,355		7,445,025
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1,
6.19%, 4/01/49	750		764,003

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $8,105,000)			8,209,028

	Number of Contracts
Call Swaptions Purchased — 0.7%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,280	(n)	1,250,124
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	1,200	(n)	692,520
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,330	(n)	696,920
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,598	(n)	1,203,294
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	2,260	(n)	1,742,234

TOTAL CALL SWAPTIONS PURCHASED
(Cost $3,465,468)			5,585,092

Put Option Purchased — 0.0%
U.S. Dollar Versus Euro, Strike Price 1.400 EUR, Expires 1/10/08
(Cost $89,468)	798		1

Put Swaptions Purchased — 0.4%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	2,280	(n)	1,061,340
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	1,200	(n)	431,880
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,330	(n)	643,986
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,598	(n)	510,081
Lehman Brothers, Strike Rate 6.075%, Expires 7/10/12	2,260	(n)	704,894
Morgan Stanley & Co., Strike Rate 5.500%, Expires 1/25/08	1,550	(n)	465

TOTAL PUT SWAPTIONS PURCHASED
(Cost $3,490,578)			3,352,646

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 166.9%
(Cost $1,264,087,214)			1,273,515,158

	Par (000)
Affiliated Investment — 0.2%
Commercial Mortgage Backed Securities — 0.2%
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
5.83%, 7/12/17(b)
(Cost $1,903,522)	$1,900		1,923,068

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 167.1%
(Cost $1,265,990,736(a))			1,275,438,226

56	DECEMBER 31, 2007

Managed Income Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Mortgage Pass-Through TBA Sale Commitments — (22.0)%
Federal Home Loan Mortgage Corp. Gold 15 Year,
4.50%, 1/01/23	$(5,400)		$(5,310,565)
Federal Home Loan Mortgage Corp. Gold 30 Year,
5.50%, 1/01/38	(26,900)		(26,841,089)
6.00%, 1/01/38	(24,000)		(24,352,560)
Federal National Mortgage Assoc. 15 Year,
5.50%, 1/01/23	(10,200)		(10,330,662)
Federal National Mortgage Assoc. 30 Year,
5.00%, 1/01/38-2/01/38	(32,100)		(31,316,100)
5.50%, 1/01/38	(41,200)		(41,135,728)
6.00%, 1/01/38	(2,400)		(2,437,488)
Government National Mortgage Assoc. II 30 Year,
5.50%, 1/01/38	(26,000)		(26,138,060)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $166,927,020)			(167,862,252)

	Number of Contracts
Call Option Written — 0.0%
March 5 Year U.S. Treasury Notes futures, Strike Price $112, Expires 2/22/08
(Premiums received $42,846)	(75)		(32,813)

Call Swaptions Written — (0.4)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(960	)(n)	(414,336)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(680	)(n)	(436,832)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,060	)(n)	(643,738)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,000	)(n)	(688,100)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(1,330	)(n)	(534,261)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,050	)(n)	(571,305)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $2,247,228)			(3,288,572)

Put Swaptions Written — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(960)	(n)	(73,056)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(680)	(n)	(54,944)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,060)	(n)	(259,594)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(1,000)	(n)	(221,500)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(1,330)	(n)	(74,613)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(1,050)	(n)	(412,755)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $2,247,228)			(1,096,462)

TOTAL OPTION AND SWAPTIONS WRITTEN — (0.6)%
(Premiums received $4,537,302)			(4,417,847)

TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTION AND SWAPTIONS WRITTEN — 144.5%
(Cost $1,094,526,414)			1,103,158,127
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (9.4)%			(72,255,000)
LIABILITIES IN EXCESS OF OTHER ASSETS — (35.1)%			(267,716,826)

NET ASSETS — 100.0%			$763,186,301

(a)	Cost for federal income tax purposes is $1,266,226,306. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$15,002,533
Gross unrealized depreciation	(5,790,613)

$9,211,920

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	Security, or a portion thereof, with a market value of $3,012,533, has been pledged as collateral for swap and swaption contracts.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 2.5% of its net assets, with a current market value of $19,210,597, in securities restricted as to resale.

(g)	The rate shown is the effective yield at the time of purchase.
(h)	Security, or a portion thereof, subject to financing transactions.
(i)	Security, or a portion thereof, with a market value of $74,573,790, has been pledged as collateral for reverse repurchase agreements.
(j)	The rate shown is the effective yield as of December 31, 2007.
(k)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $21,752, which represents less than 0.1% of net assets.
(l)	Security, or a portion thereof, pledged as collateral with a value of $3,606,005 on 309 short U.S. Treasury Note futures contracts, 344 long U.S. Treasury Note futures contracts, 217 short U.S Treasury Bond futures contracts, 125 long Euro-Bund futures contracts, 63 long Euro-Bobl futures contracts and 61 long Euribor futures contracts expiring March 2008, 111 long Euro-dollar futures contracts expiring September 2008 and 111 short Euro-dollar futures contracts expiring September 2009. The notional value of such contracts on December 31, 2007 was $213,739,773, with an unrealized loss of $628,917 (including commissions of $2,454).
(m)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(n)	Each swaption contract is equivalent to $10,000 notional amount.

DECEMBER 31, 2007	57

International Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Preferred Stocks — 2.0%
Banks — 0.4%
Wachovia Corp.,
8.00%	88,000	$2,226,400

Government — 1.6%
Federal Home Loan Mortgage Corp.,
8.38%	152,000	3,974,800
Federal National Mortgage Assoc.,
8.25%	176,000	4,532,000

		8,506,800

TOTAL PREFERRED STOCKS
(Cost $10,400,000)		10,733,200

	Par (000)
Foreign Bonds — 68.8%
Australia — 1.5%
Australian Government Bonds (AUD),
5.75%, 4/15/12	$1,490	1,261,754
6.50%, 5/15/13	2,300	2,015,249
Commonwealth of Australia (AUD),
6.50%, 5/15/13	1,520	1,331,991
New South Wales Treasury Corp. (AUD),
7.00%, 12/01/10	4,130	3,600,178

		8,209,172

Austria — 2.9%
Republic of Austria Government Bonds (EUR),
5.00%, 7/15/12	10,250	15,467,569

Canada — 3.4%
Government of Canada Bonds (CAD),
3.00%, 12/01/36	1,805	2,460,805
5.00%, 6/01/37	920	1,077,400
4.70%, 6/02/37	2,875	2,954,206
2.00%, 12/01/41	360	371,907
Province of Ontario, Notes (CAD),
4.50%, 3/08/15	3,600	3,671,630
Royal Bank of Canada, Senior Unsecured Notes (GBP),
4.62%, 12/07/10	3,830	7,447,944

		17,983,892

Czechoslovakia — 1.2%
Czech Republic Government Bonds (CZK),
4.00%, 4/11/17	123,400	6,438,017

Denmark — 3.6%
Kingdom of Denmark (DKK),
4.00%, 11/15/17	19,050	3,601,181
7.00%, 11/10/24	11,700	2,927,366
Nykredit Denmark (DKK),
5.00%, 10/01/38(b)	20,191	3,731,364
Realkredit Denmark (DKK),
5.00%, 10/01/38(b)	50,361	9,277,105

		19,537,016

Finland — 2.8%
Finnish Government Bonds (EUR),
4.25%, 7/04/15	10,385	15,122,666

France — 5.4%
BNP Paribas (EUR),
4.73%(b)(c)	650	849,123
5.02%(b)(c)	650	854,948
5.43%, 9/07/17	900	1,319,674
France Government Bonds (EUR),
5.75%, 10/25/32	14,750	24,940,864
Reseau Ferre de France, Unsecured Notes (GBP),
5.50%, 12/01/21	600	1,248,368

		29,212,977

Germany — 4.7%
Bundesrepublic Deutschland (EUR),
4.00%, 1/04/37	7,255	9,599,041
4.25%, 7/04/39	11,325	15,618,853

		25,217,894

Ireland — 4.0%
GE Capital Euro Funding (EUR),
4.38%, 3/30/11	840	1,212,764
Irish Treasury Notes (EUR),
3.25%, 4/18/09	14,000	20,241,674

		21,454,438

Italy — 4.8%
Buoni Poliennali del Tesoro (EUR),
5.00%, 2/01/12	6,500	9,774,528
4.25%, 2/01/15	11,050	16,047,937

		25,822,465

Japan — 11.6%
East Japan Railway Co. (GBP),
4.75%, 12/08/31	1,500	2,722,062
Japan Finance Corp. (GBP),
5.75%, 8/09/19	2,860	6,053,600
Japan Government Bonds (JPY),
1.08%, 1/20/21(b)	1,351,000	11,816,337
2.20%, 6/20/26	2,314,000	21,178,439
2.50%, 9/20/35	921,500	8,535,230
Japan Government CPI Linked Notes, Series 4 (JPY),
0.50%, 6/10/15	479,000	4,201,572
Japan Government CPI Linked Notes, Series 9 (JPY),
1.10%, 9/10/16	850,149	7,676,864

		62,184,104

Netherlands — 3.9%
Netherland Government Bonds (EUR),
2.50%, 1/15/08	10,500	15,342,631
3.75%, 1/15/23	4,130	5,508,092

		20,850,723

New Zealand — 0.7%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD),
6.50%, 9/28/15	5,245	3,670,230

Norway — 0.2%
DNB Norbank ASA (EUR),
7.07%(b)(c)	725	1,093,049

Poland — 1.7%
Poland Government Bonds (PLN),
6.25%, 10/24/15	15,040	6,215,669

58	DECEMBER 31, 2007

International Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds (Continued)
Poland (Continued)
4.20%, 4/15/20	$2,070	$2,814,900

		9,030,569

Portugal — 0.8%
Portugal Government Bonds (EUR),
4.38%, 6/16/14	2,950	4,327,568

Spain — 3.5%
Bonos y Obligation del Estado (EUR),
6.00%, 1/31/08	1,650	2,415,330
5.75%, 7/30/32	5,895	9,918,575
Kingdom of Spain (EUR),
5.00%, 7/30/12	4,155	6,276,743

		18,610,648

Sweden — 8.5%
AB Spintab, Notes (EUR),
4.38%, 4/20/09	1,780	2,591,184
Swedish Government Bonds (SEK),
5.25%, 3/15/11	270,000	43,093,683

		45,684,867

Switzerland — 0.4%
European Investment Bank (CHF),
2.00%, 8/29/16	2,440	1,982,625

United Kingdom — 3.2%
GE Capital Funding (GBP),
5.12%, 3/03/15	2,825	5,395,976
Network Rail Infrastructure Finance, Senior Secured Notes (GBP),
4.88%, 11/27/15	1,630	3,223,107
United Kingdom Treasury Bonds (GBP),
4.50%, 12/07/42	2,575	5,325,712
United Kingdom Treasury Notes (GBP),
5.00%, 3/07/12	235	478,575
Wells Fargo & Co. (GBP),
6.36%, 1/25/12(b)	1,400	2,758,534

		17,181,904

TOTAL FOREIGN BONDS
(Cost $334,732,633)		369,082,393

U.S. Government & Agency Obligations — 0.5%
U.S. Treasury Bonds,
5.00%, 5/15/37
(Cost $2,448,478)	2,325	2,534,068

Mortgage Pass-Throughs — 1.0%
Federal Home Loan Mortgage Corp. ARM,
4.61%, 2/01/35(b)(d)
(Cost $4,959,314)	4,949	4,940,344

Collateralized Mortgage Obligations — 3.3%
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
5.24%, 11/25/34(b)	1,402	1,388,630
Bear Stearns Mortgage Trust, Series 04-6, Class 3A,
5.43%, 9/25/34(b)	1,092	1,075,183
Bear Stearns Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(b)	1,860	1,859,233
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(e)	6,718	1,644,497
Federal Home Loan Mortgage Corp., Series 3204, Class C,
5.50%, 4/15/29	5,764	5,824,931
JPMorgan Mortgage Trust, Series 04-A5, Class 3A1,
5.32%, 12/25/34(b)	1,313	1,301,322
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
3.76%, 11/25/33(b)	4,745	4,708,503

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,564,712)		17,802,299

Commercial Mortgage Backed Securities — 8.8%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36	3,254	3,394,830
Banc of America Commercial Mortgage, Inc., Series 04-5, Class A3,
4.56%, 11/10/41	2,470	2,453,780
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
4.87%, 11/10/42(b)	4,320	4,310,891
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.82%, 11/11/41	1,015	1,004,568
Cobalt Commercial Mortgage Trust, Series 07-C3, Class A4,
5.82%, 5/15/46(b)	2,625	2,718,205
Commercial Mortgage Pass-Through Certificates, Series 07-C9, Class A2,
5.81%, 7/10/12(b)	995	1,015,461
Countrywide Home Loans, Series 03-56, Class 5A1,
4.78%, 12/25/33(b)	1,149	1,115,906
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	5,655	5,661,023
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33	1,683	1,774,966
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4,
4.76%, 7/10/39	2,150	2,060,736
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 4A1,
5.13%, 1/25/35(b)	1,273	1,246,606
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36	740	741,893
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/35	4,530	4,691,543
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CBX, Class A4,
4.53%, 1/12/37	2,700	2,681,605
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26	1,598	1,684,678
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C8, Class A4,
4.51%, 12/15/29	3,825	3,792,860
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C6, Class A4,
5.86%, 7/15/40(b)	2,460	2,544,253

DECEMBER 31, 2007	59

International Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Commercial Mortgage Backed Securities (Continued)
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31	$618		$623,585
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR10, Class 3A2,
6.09%, 8/25/46(b)	847		842,789
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 3A2,
5.54%, 1/25/37(b)	2,134		2,082,977
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class 3A2,
5.88%, 2/25/37(b)	805		793,571

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $47,528,470)			47,236,726

Asset Backed Securities — 2.4%
Ford Credit Auto Owner Trust, Series 05-C, Class A3,
4.30%, 8/15/09	2,163		2,159,008
Home Equity Asset Trust, Series 07-2, Class 2A1,
4.98%, 7/25/37(b)	1,928		1,860,848
Student Loan Marketing Assoc. Student Loan Trust, Series 03-10 (GBP),
5.15%, 9/15/39	1,280		2,477,068
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12	6,375		6,463,810

TOTAL ASSET BACKED SECURITIES
(Cost $12,444,276)			12,960,734

Corporate Bonds — 6.8%
Banks — 1.6%
Bank of America Corp., Senior Unsecured Notes,
5.75%, 12/04/17	3,550		3,580,068
Barclays Bank Plc, Subordinated Notes (GBP),
6.05%, 12/04/17(f)	2,100		2,085,111
Citigroup, Inc., Unsecured Bonds (JPY),
2.24%, 12/09/22	200,000		1,606,526
UBS AG, Senior Notes,
5.88%, 12/20/17	1,600		1,611,272

			8,882,977

Finance — 2.2%
General Electric Capital Corp., Senior Unsecured Notes (NZD),
6.62%, 2/04/10	5,925		4,384,414
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37	1,590		1,689,262
JPMorgan Chase & Co., Senior Unsecured Notes,
5.26%, 12/22/08(b)	5,800		5,786,950

			11,860,626

Yankee — 3.0%
Banks — 2.3%
Rabobank Nederland (Netherlands), Senior Notes,
5.24%, 4/06/09(b)(g)	12,200		12,179,284

Finance — 0.7%
VTB Capital SA (Luxembourg), Unsecured Notes,
5.97%, 8/01/08(b)(g)	3,800		3,784,344

TOTAL CORPORATE BONDS
(Cost $36,623,450)			36,707,231

	Number of Shares
Short Term Investment — 1.3%
Galileo Money Market Fund, 4.32%(h)(i)
(Cost $6,608,130)	6,608,130		6,608,130

	Number of Contracts
Call Swaptions Purchased — 0.5%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,770	(j)	970,491
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,060	(j)	555,440
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,227	(j)	923,555

TOTAL CALL SWAPTIONS PURCHASED
(Cost $1,598,113)			2,449,486

Put Option Purchased — 0.0%
U.S. Dollar Versus Euro, Strike Price 1.400 EUR, Expires 1/10/08
(Cost $61,341)	560		1

Put Swaptions Purchased — 0.3%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	1,770	(j)	823,935
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	1,060	(j)	513,252
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	1,226	(j)	391,499

TOTAL PUT SWAPTIONS PURCHASED
(Cost $1,598,113)			1,728,686

TOTAL INVESTMENTS BEFORE SWAPTIONS WRITTEN — 95.7%
(Cost $476,567,030(a))			512,783,298

Call Swaptions Written — (0.3)%
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(490	)(j)	(314,776)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(j)	(850,220)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(1,060	)(j)	(425,802)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $875,118)			(1,590,798)

60	DECEMBER 31, 2007

International Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Contracts		Value
Put Swaptions Written — (0.1)%
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(490	)(j)	$(39,592)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(j)	(342,860)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(1,060	)(j)	(59,466)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $ 875,117)			(441,918)

TOTAL SWAPTIONS WRITTEN — (0.4)%
(Premiums received $ 1,750,235)			(2,032,716)

TOTAL INVESTMENTS NET OF OUTSTANDING SWAPTIONS WRITTEN — 95.3%
(Cost $474,816,795)			510,750,582
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.7%			25,331,855

NET ASSETS — 100.0%			$536,082,437

(a)	Also cost for federal income tax purposes is $476,629,667. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$40,637,750
Gross unrealized depreciation	(4,484,119)

$36,153,631

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The security is a perpetual bond and has no stated maturity date.
(d)	Security, or a portion thereof, pledged as collateral with a value of $1,477,486 on 1,857 short U.S. Treasury Note futures contracts, 57 long U.S. Treasury Note futures contracts, 134 short U.S. Treasury Bond futures contracts, 193 long Euro-Bobl futures contracts, 44 long Euro-Bund futures contracts, 332 long Euro-Schatz futures contracts, 32 long Canada Government Bond futures contracts, 8 long Gilt British futures contracts and 18 long Japan Government Bond futures contracts expiring March 2008 and 290 long 90-day Bank Accepted Bill futures contracts expiring September 2008. The notional value of such contracts on December 31, 2007 was $506,505,131, with an unrealized loss of $809,634 (including commissions of $6,944).
(e)	The rate shown is the effective yield as of December 31, 2007.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 0.4% of its net assets, with a current market value of $2,085,111, in securities restricted as to resale.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	A portion of this security was purchased with cash collateral received for swap contracts.
(i)	Represents current yield as of December 31, 2007.
(j)	Each swaption contract is equivalent to $10,000 notional amount.

DECEMBER 31, 2007	61

High Yield Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 1.2%
Air Transportation — 0.5%
Delta Air Lines, Inc.(b)	190,928	$2,842,918
Northwest Airlines Corp.(b)	440,014	6,384,603

		9,227,521

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(b)	842,908	16,858

Entertainment & Leisure — 0.1%
Time Warner Cable, Inc.(b)	28,443	785,023

Finance — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT(b)(c)	1,108,793	110,879
Adelphia Recovery Trust, Series ACC-4 INT(b)(c)	2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(b)(c)	242,876	136,011
Adelphia Recovery Trust, Series Frontiervision INT(b)(c)	131,748	1
Freedom Pay, Inc.(b)	314,534	3,145

		259,693

Manufacturing — 0.1%
Armstrong World Industries, Inc.(b)	15,508	622,015
Reunion Industries, Inc.(b)	8,341	501

		622,516

Medical & Medical Services — 0.0%
Curative Health Services Inc., Escrow Stock(c)	570,169	191,577

Paper & Forest Products — 0.0%
Western Forest Products, Inc.(b)(d)	385,732	605,790

Retail Merchandising — 0.0%
Mattress Discounters Corp.(b)(c)	22,488	—

Security Brokers & Dealers — 0.1%
E*TRADE Financial Corp.(b)	382,878	1,359,217

Semiconductors & Related Devices — 0.2%
Cypress Semiconductor Corp.(b)	99,144	3,572,158

Telecommunications — 0.2%
American Tower Corp.—Class A(b)	475	20,235
Loral Space & Communications, Inc.(b)	102,979	3,527,031

		3,547,266

TOTAL COMMON STOCKS
(Cost $40,764,515)		20,187,619

Preferred Stocks — 0.7%
Computer Software & Services — 0.0%
PTV, Inc.,
10.00%	34	46

Electronics — 0.0%
Superior Essex Holdings Corp.,
9.50%(c)	176,985	123,889

Finance — 0.0%
Marsico Parent Superhold Co. LLC,
16.75%(e)	407	385,663

Oil & Gas — 0.7%
EXCO Resources, Inc. (acquired 03/29/07, cost $11,160,000),
7.00%(f)	1,116	11,997,000

TOTAL PREFERRED STOCKS
(Cost $11,721,904)		12,506,598

	Par (000)
Trust Preferred Stocks — 0.5%
Banks — 0.5%
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/77(g)	$6,500	6,787,242
New York Community Capital Trust V, Capital Securities,
6.00%(h)	45	2,155,500

		8,942,742

TOTAL TRUST PREFERRED STOCKS
(Cost $8,596,932)		8,942,742

	Number of Shares
Warrants — 0.0%
Insurance — 0.0%
ATH Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)	136	—

Medical & Medical Services — 0.0%
HealthSouth Corp. (issued 7/28/06, expiring 1/16/11, strike price $0.01)(b)	52,113	13,028

Plastics — 0.0%
ATEP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)	136	—
ATPP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)	136	—
ATPR Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)	136	—

		—

Telecommunications — 0.0%
American Tower Corp. (issued 1/29/03, expiring 8/01/08, strike price $0.01)(b)	950	567,863

TOTAL WARRANTS
(Cost $87,926)		580,891

62	DECEMBER 31, 2007

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds — 81.5%
Advertising — 1.3%
R.H. Donnelley Corp., Senior Discount Notes,
6.88%, 1/15/13	$350	$313,250
R.H. Donnelley Corp., Senior Unsecured Notes,
6.88%, 1/15/13	2,900	2,595,500
8.88%, 1/15/16	5,205	4,866,675
8.88%, 10/15/17(e)	15,275	14,129,375

		21,904,800

Aerospace — 0.4%
AAR Corp., Senior Unsecured Notes,
8.39%, 5/15/11(c)(e)	3,850	3,830,750
Vought Aircraft Industries, Inc., Senior Unsecured Notes,
8.00%, 7/15/11	2,570	2,435,075

		6,265,825

Air Transportation — 0.2%
American Airlines, Inc., Pass-Through Certificates, Series 99-1,
7.32%, 10/15/09	1,375	1,357,813
Continental Airlines, Inc., Pass-Through Certificates, Series 98-1C,
6.54%, 3/15/08	39	38,792
Continental Airlines, Inc., Pass-Through Certificates, Series 99-1B,
6.80%, 8/02/18	1,377	1,307,859
Delta Air Lines, Inc., Escrow Bonds,
0.00%(h)(i)(j)	4,070	193,325
0.00%(h)(i)(j)(k)	4,300	193,500

		3,091,289

Beverages & Bottling — 0.1%
Beverages & More, Inc., Notes,
9.25%, 3/01/12(e)	1,580	1,599,750

Broadcasting — 4.2%
Adelphia Communications, Escrow Bonds,
0.00%(h)(i)(j)(k)	800	81,000
0.00%(h)(i)(j)(k)	325	32,906
0.00%(c)(h)(j)(k)	1,925	—
Barrington Broadcasting Group LLC, Senior Subordinated Notes,
10.50%, 8/15/14	1,895	1,954,219
Cablevision Systems Corp., Senior Unsecured Notes,
9.64%, 4/01/09(g)	15,110	15,279,987
8.00%, 4/15/12	325	315,250
Century Communications, Escrow Bonds,
0.00%(c)(h)(i)(j)(k)	625	17,188
Charter Communications Holdings I LLC, Notes,
11.00%, 10/01/15	15,195	12,383,925
11.00%, 10/01/15	5,850	4,738,500
Charter Communications Holdings II LLC, Senior Unsecured Notes,
10.25%, 9/15/10	7,445	7,258,875
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10	5,350	5,243,000
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13	4,800	4,848,000
7.12%, 2/01/16	3,475	3,544,500
Lamar Media Corp., Senior Subordinated Notes,
6.62%, 8/15/15	1,650	1,604,625
Liberty Media Corp., Senior Debentures,
0.75%, 3/30/23	2,500	2,603,125
Rainbow National Services LLC, Senior Notes,
8.75%, 9/01/12(e)	2,400	2,469,000
Rainbow National Services LLC, Senior Subordinated Notes,
10.38%, 9/01/14(e)	5,734	6,214,222
Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
4.88%, 7/15/18(g)	1,285	1,174,169
Young Broadcasting, Inc., Senior Subordinated Notes,
10.00%, 3/01/11	4,200	3,281,250

		73,043,741

Business Services — 0.9%
DI Finance/Dyncorp International, Senior Subordinated Notes,
9.50%, 2/15/13	5,472	5,725,080
LVB Acquisition Merger Sub, Inc., Senior Subordinated Notes,
11.62%, 10/15/17(e)	1,660	1,635,100
LVB Acquisition Merger Sub, Inc., Senior Unsecured Notes,
10.00%, 10/15/17(e)	2,000	2,040,000
LVB Acquisition Merger Sub, Inc., Toggle Notes,
10.38%, 10/15/17(e)(l)	3,000	2,992,500
U.S. Investigations Services, Inc., Unsecured Notes,
10.50%, 11/01/15(e)(m)	4,100	3,751,500

		16,144,180

Chemicals — 2.1%
Airgas, Inc., Senior Unsecured Notes,
6.25%, 7/15/14	614	586,370
American Pacific Corp., Senior Unsecured Notes,
9.00%, 2/01/15	3,250	3,258,125
Chemtura Corp., Unsecured Notes,
6.88%, 6/01/16	1,690	1,588,600
Huntsman International LLC, Senior Subordinated Notes,
7.88%, 11/15/14	3,500	3,710,000
Huntsman LLC, Senior Secured Notes,
11.62%, 10/15/10	1,971	2,089,260
Huntsman LLC, Senior Unsecured Notes,
11.50%, 7/15/12	1,114	1,214,260
Innophos, Inc., Senior Unsecured Notes,
8.88%, 8/15/14	3,920	3,900,400
MacDermid, Inc., Senior Subordinated Notes,
9.50%, 4/15/17(e)	5,360	5,038,400
Momentive Performance Materials, Inc., Senior Subordinated Notes,
11.50%, 12/01/16(e)	16,825	14,553,625
Momentive Performance Materials, Inc., Senior Unsecured Notes,
9.75%, 12/01/14(e)	725	667,000

		36,606,040

Computer & Office Equipment — 0.2%
ION Media Networks, Inc., Notes,
8.49%, 1/15/12(e)(g)	3,150	3,067,312
ION Media Networks, Inc., Senior Subordinate Notes,
11.00%, 7/31/13	159	86,459

		3,153,771

DECEMBER 31, 2007	63

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Computer Software & Services — 0.4%
DRS Technologies, Inc., Senior Subordinated Notes,
6.88%, 11/01/13	$500	$497,500
DRS Technologies, Inc., Senior Unsecured Notes,
6.62%, 2/01/16	250	246,875
SunGard Data Systems, Inc., Senior Subordinated Notes,
10.25%, 8/15/15	3,610	3,691,225
SunGard Data Systems, Inc., Senior Unsecured Notes,
9.12%, 8/15/13	2,760	2,808,300

		7,243,900

Construction — 1.1%
Building Materials Corp. of America, Senior Unsecured Notes,
7.75%, 8/01/14	1,600	1,224,000
Compression Polymers Holdings Corp., Senior Unsecured Notes,
10.50%, 7/01/13	2,450	2,315,250
Dycom Industries, Inc., Senior Subordinated Notes,
8.12%, 10/15/15	1,150	1,138,500
ESCO Corp., Senior Unsecured Notes,
8.62%, 12/15/13(e)	2,900	2,900,000
8.66%, 12/15/13(e)(g)	1,110	1,087,800
Goodman Global Holdings, Inc., Senior Subordinated Notes,
7.88%, 12/15/12	2,695	2,775,850
Goodman Global Holdings, Inc., Senior Unsecured Notes,
7.99%, 6/15/12(g)	830	825,850
Nortek, Inc., Senior Subordinated Notes,
8.50%, 9/01/14	3,440	2,752,000
Stanley-Martin Communities LLC, Senior Subordinated Notes,
9.75%, 8/15/15(l)	3,270	1,962,000
Texas Industries, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	1,350	1,323,000

		18,304,250

Containers — 1.3%
Ball Corp., Senior Unsecured Notes,
6.62%, 3/15/18	655	650,088
Berry Plastics Holding Corp., Notes,
8.87%, 9/15/14(g)	940	878,900
8.88%, 9/15/14	11,255	10,692,250
Graphic Packaging International Corp., Senior Subordinated Notes,
9.50%, 8/15/13	1,344	1,327,200
Packaging Dynamics Finance Corp., Senior Subordinated Notes,
10.00%, 5/01/16(e)	470	413,600
Pregis Corp., Senior Subordinated Notes,
12.38%, 10/15/13	4,715	4,997,900
Smurfit-Stone Container Corp., Senior Unsecured Notes,
8.00%, 3/15/17	4,230	4,087,237

		23,047,175

Electronics — 0.4%
L-3 Communications Corp., Senior Subordinated Notes,
5.88%, 1/15/15	7,000	6,755,000
Energy & Utilities — 7.8%
AES Corp., Senior Unsecured Notes,
7.75%, 10/15/15(e)	5,865	5,952,975
8.00%, 10/15/17(e)	8,495	8,686,137
AES Eastern Energy LP, Pass Through Certificates, Series 99-B,
9.67%, 1/02/29	500	595,000
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17	3,231	3,497,511
AES Ironwood LLC, Senior Secured Notes,
8.86%, 11/30/25	3,651	3,998,356
AES Red Oak LLC, Senior Secured Notes,
8.54%, 11/30/19	2,668	2,854,728
9.20%, 11/30/29	2,135	2,369,850
CCM Merger, Inc., Senior Unsecured Notes,
8.00%, 8/01/13(e)	2,710	2,554,175
CenterPoint Energy, Inc., Senior Unsecured Notes,
3.75%, 5/15/23	659	1,009,917
Chaparral Energy, Inc., Senior Unsecured Notes,
8.50%, 12/01/15	2,400	2,160,000
Cimarex Energy Co., Senior Unsecured Notes,
7.12%, 5/01/17	3,115	3,060,488
Copano Energy LLC, Senior Unsecured Notes,
8.12%, 3/01/16	260	261,950
Edison Mission Energy, Senior Unsecured Notes,
7.50%, 6/15/13	715	732,875
7.75%, 6/15/16	550	566,500
7.00%, 5/15/17	10,250	10,070,625
Elwood Energy LLC, Senior Secured Notes,
8.16%, 7/05/26	4,776	4,774,642
Energy Future Holdings Corp., Toggle Notes,
11.12%, 11/01/17(e)(l)	10,500	10,605,000
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19(e)	6,230	6,261,150
FPL Energy National Wind, Senior Secured Notes,
6.12%, 3/25/19(e)	541	550,694
Homer City Funding LLC, Senior Secured Notes,
8.73%, 10/01/26	1,164	1,268,760
Midwest Generation LLC, Pass-Through Certificates,
8.56%, 1/02/16	3,540	3,778,473
Mirant America Corp., Escrow Bonds,
0.00%(d)(e)(h)(i)(j)(k)(n)	1,880	84,600
0.00%(c)(d)(e)(h)(i)(k)	3,270	32,700
Mirant Americas Generation LLC, Escrow Bonds,
0.00%(h)(i)(j)(k)(n)	1,215	54,675
Mirant Americas Generation LLC, Senior Unsecured Notes,
8.30%, 5/01/11	5,045	5,057,612
Mirant Mid-Atlantic LLC, Pass-Through Certificates,
9.12%, 6/30/17	1,221	1,352,291
NRG Energy, Inc., Senior Unsecured Notes,
7.25%, 2/01/14	2,175	2,120,625
7.38%, 2/01/16	11,405	11,119,875
Orion Power Holdings, Inc., Senior Unsecured Notes,
12.00%, 5/01/10	6,100	6,649,000
Sierra Pacific Resources, Senior Unsecured Notes,
8.62%, 3/15/14	675	721,259
Sithe Independence Funding Corp., Notes,
9.00%, 12/30/13	1,458	1,574,626
Tenaska Alabama Partners LP, Senior Secured Notes,
7.00%, 6/30/21(e)	855	853,335
Texas Competitive Electric Holding LLC, Senior Notes,
10.25%, 11/01/15(e)	16,125	15,963,750

64	DECEMBER 31, 2007

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Energy & Utilities (Continued)
Texas Competitive Electric Holding LLC, Toggle Notes,
10.50%, 11/01/16(e)(l)	$12,315	$12,161,062

		133,355,216

Entertainment & Leisure — 3.5%
American Casino & Entertainment Properties LLC, Senior Secured Notes,
7.85%, 2/01/12	3,205	3,303,554
Boyd Gaming Corp., Senior Subordinated Notes,
7.12%, 2/01/16	2,025	1,913,625
CMP Susquehanna Corp., Senior Subordinated Notes,
9.88%, 5/15/14	4,000	3,000,000
Fontainebleau Las Vegas Holdings LLC, Second Mortgage Bonds,
10.25%, 6/15/15(e)	2,350	2,038,625
Gaylord Entertainment Co., Senior Unsecured Notes,
8.00%, 11/15/13	400	398,000
Great Canadian Gaming Corp., Senior Subordinated Notes,
7.25%, 2/15/15(e)	2,870	2,841,300
Greektown Holdings LLC, Senior Notes,
10.75%, 12/01/13(e)	2,870	2,791,075
Indianapolis Downs LLC, Notes,
11.00%, 11/01/12(e)	4,550	4,470,375
Lazy Days RV Center, Inc., Senior Notes,
11.75%, 5/15/12	4,300	3,698,000
Little Traverse Bay Bands of Odawa Indians, Senior Unsecured Notes,
10.25%, 2/15/14(e)	1,075	1,080,375
Mashantucket Pequot Tribe, Unsecured Notes,
8.50%, 11/15/15(e)	3,000	3,015,000
MGM Mirage, Inc., Senior Unsecured Notes,
6.75%, 9/01/12	825	803,344
5.88%, 2/27/14	2,505	2,292,075
Park Place Entertainment, Senior Subordinated Notes,
8.12%, 5/15/11	250	232,500
Pinnacle Entertainment, Inc., Senior Subordinated Notes,
7.50%, 6/15/15(e)	4,900	4,446,750
Riddell Bell Holdings, Inc., Senior Subordinated Notes,
8.38%, 10/01/12	1,370	1,233,000
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	3,700	3,727,750
Snoqualmie Entertainment Authority, Senior Unsecured Notes,
9.06%, 2/01/14(e)(g)	1,220	1,152,900
Station Casinos, Inc., Senior Notes,
6.00%, 4/01/12	1,450	1,290,500
Station Casinos, Inc., Senior Subordinated Notes,
6.62%, 3/15/18	430	294,550
Station Casinos, Inc., Senior Unsecured Notes,
7.75%, 8/15/16	750	676,875
Tropicana Entertainment LLC, Senior Subordinated Notes,
9.62%, 12/15/14	3,035	1,927,225
Universal City Florida Holding Co., Senior Unsecured Notes,
9.66%, 5/01/10(g)	625	625,000
Virgin River Casino Corp., Senior Secured Notes,
9.00%, 1/15/12	6,065	5,155,250
Waterford Gaming LLC, Senior Notes,
8.62%, 9/15/14(e)	4,895	4,895,000
Wynn Las Vegas LLC, First Mortgage Notes,
6.62%, 12/01/14	3,095	3,040,837

		60,343,485

Finance — 8.6%
Affinion Group, Inc., Senior Subordinated Notes,
11.50%, 10/15/15	3,690	3,620,812
Affinion Group, Inc., Senior Unsecured Notes,
10.12%, 10/15/13	3,215	3,251,169
Arch Western Finance, Senior Notes,
6.75%, 7/01/13(g)	825	800,250
Ashtead Capital, Inc., Notes,
9.00%, 8/15/16(e)	1,925	1,703,625
BMS Holdings, Inc., Senior Unsecured Notes,
12.40%, 2/15/12(e)(g)	4,350	4,225,229
Chukchansi Economic Development Authority, Unsecured Notes,
8.24%, 11/15/12(e)(g)	990	965,250
Chukchansi Economic Development Authority, Senior Unsecured Notes,
8.00%, 11/15/13(e)	445	433,875
Corrections Corp. of America, Senior Unsecured Notes,
6.75%, 1/31/14	350	351,312
Eagle-Picher, Inc., Escrow Bonds,
0.00%(c)(d)(h)(j)(k)	3,285	—
First Data Corp., Senior Unsecured Notes,
9.88%, 9/24/15(e)	8,180	7,607,400
FMG Finance Property Ltd., Notes,
9.12%, 9/01/11(e)(g)	2,780	2,849,500
10.62%, 9/01/16(e)	1,500	1,717,500
Ford Motor Credit Co., Senior Notes,
5.80%, 1/12/09	5,535	5,253,794
Ford Motor Credit Co., Unsecured Notes,
5.70%, 1/15/10	1,550	1,396,516
7.99%, 1/13/12(g)	3,900	3,275,852
FTI Consulting, Inc., Senior Unsecured Notes,
7.75%, 10/01/16	2,905	3,021,200
General Motors Acceptance Corp., LLC, Senior Unsecured Notes,
6.00%, 12/15/11	2,250	1,887,030
General Motors Acceptance Corp., Senior Unsecured Notes,
6.88%, 8/28/12	6,185	5,182,807
Hawker Beechcraft Co., Senior Unsecured Notes,
8.50%, 4/01/15(e)	880	880,000
8.88%, 4/01/15(e)	3,560	3,524,400
Indalex Holding Corp., Notes,
11.50%, 2/01/14	842	740,960
iPayment, Inc., Senior Subordinated Notes,
12.75%, 7/15/14(e)(l)	13,982	14,681,226
Leucadia National Corp., Senior Unsecured Note,
8.12%, 9/15/15	7,575	7,575,000
Marisco Parent Superhold Co. LLC, Senior Notes,
14.50%, 1/15/18(e)	1,399	1,325,713
Marisco Parent Superhold Co. LLC, Senior Subordinated Notes,
10.62%, 1/15/16(e)	6,273	6,304,365
Marisco Parent Superhold Co. LLC, Senior Unsecured Notes,
12.50%, 7/15/16(e)	2,099	2,109,495

DECEMBER 31, 2007	65

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
Nell Af Sarl, Senior Unsecured Notes,
8.38%, 8/15/15(e)	$965	$779,238
Nielsen Finance LLC, Senior Unsecured Notes,
10.00%, 8/01/14	8,765	8,962,212
NSG Holdings LLC, Notes,
7.75%, 12/15/25(e)	4,450	4,461,125
PNA Intermediate Holding Corp., Senior Unsecured Notes,
11.87%, 2/15/13(e)(g)(l)	1,750	1,583,750
PTS Acquisition Corp., Senior Notes,
9.50%, 4/15/15(e)(l)	3,585	3,325,088
Sally Holdings LLC, Senior Subordinated Notes,
10.50%, 11/15/16(o)	4,607	4,537,895
Shingle Springs Tribal Gaming Authority, Senior Notes,
9.38%, 6/15/15(e)	1,340	1,299,800
Spansion LLC, Notes,
8.25%, 6/01/13(e)(g)	4,155	3,739,500
Terra Capital, Inc., Senior Unsecured Notes,
7.00%, 2/01/17	1,950	1,906,125
TL Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(e)	23,360	22,454,800
TL Acquisitions, Inc., Senior Subordinate Notes,
3.66%, 7/15/15(e)(g)(p)	5,395	4,268,794
Travelport LLC, Senior Unsecured Notes,
9.75%, 9/01/14(g)	855	827,212
UHS Merger Sub, Inc., Unsecured Notes,
8.50%, 6/01/15(l)	1,130	1,141,300
8.76%, 6/01/15(g)	1,030	1,030,000
USI Holdings Corp., Senior Unsecured Notes,
8.74%, 11/15/14(e)(g)	1,760	1,504,800
Viant Holdings, Inc., Senior Subordinated Notes,
10.12%, 7/15/17(e)	1,265	1,157,475

		147,663,394

Food & Agriculture — 0.2%
Ameriqual Group LLC, Senior Secured Notes,
9.50%, 4/01/12(e)	625	437,500
B&G Foods Holding Corp., Senior Notes,
8.00%, 10/01/11	2,170	2,126,600
Smithfield Foods, Inc., Senior Unsecured Notes,
7.75%, 7/01/17	760	735,300

		3,299,400

Leasing — 0.3%
Ahern Rentals, Inc., Notes,
9.25%, 8/15/13	125	105,313
Avis Budget Car Rental LLC, Senior Unsecured Notes,
7.37%, 5/15/14(g)	1,490	1,370,800
7.62%, 5/15/14	450	429,750
7.75%, 5/15/16	1,965	1,847,100
Rent-A-Center, Senior Subordinated Notes,
7.50%, 5/01/10	1,570	1,464,025

		5,216,988

Manufacturing — 5.1%
Allison Transmission, Inc., Toggle Notes,
11.00%, 11/01/15(e)	1,640	1,492,400
11.25%, 11/01/15(e)(l)	5,995	5,290,588
American Railcar Industries, Inc., Senior Unsecured Notes,
7.50%, 3/01/14	815	770,175
Armstrong World Industries, Inc., Escrow Bonds,
0.00%(c)(d)(h)(i)(j)	4,656	—
0.00%(d)(h)(i)(j)(k)	2,843	—
Belden, Inc., Senior Subordinated Notes,
7.00%, 3/15/17	990	965,250
Blaze Recycling & Metals LLC, Unsecured Notes,
10.88%, 7/15/12(e)	1,150	1,058,000
Buhrmann U.S., Inc., Senior Subordinated Notes,
8.25%, 7/01/14	1,575	1,504,125
CII Carbon LLC, Senior Subordinated Notes,
11.12%, 11/15/15(e)	4,110	4,048,350
Harland Clarke Holdings Corp., Senior Unsecured Notes,
9.50%, 5/15/15	1,360	1,176,400
9.62%, 5/15/15(g)	1,120	938,000
Hexcel Corp., Senior Subordinated Notes,
6.75%, 2/01/15	1,850	1,813,000
Hexion Specialty Chemicals, Inc., Notes,
9.37%, 11/15/14(g)	1,350	1,377,000
9.75%, 11/15/14	4,040	4,363,200
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17	4,255	3,659,300
Levi Strauss & Co., Senior Unsecured Notes,
8.88%, 4/01/16	1,600	1,548,000
Norcross Safety Products LLC, Senior Subordinated Notes,
9.88%, 8/15/11	3,650	3,759,500
Park-Ohio Industries, Inc., Senior Subordinated Notes,
8.38%, 11/15/14	1,320	1,174,800
Rexnord LLC, Senior Notes,
8.88%, 9/01/16	2,260	2,147,000
Rexnord LLC, Senior Subordinated Notes,
11.75%, 8/01/16	4,235	4,139,712
Rexnord LLC, Senior Unsecured Notes,
9.50%, 8/01/14	7,060	6,989,400
Ryerson, Inc., Notes,
12.57%, 11/01/14(e)(g)	1,930	1,852,800
12.00%, 11/01/15(e)	2,560	2,528,000
Sanmina-SCI Corp., Senior Subordinated Notes,
6.75%, 3/01/13	630	548,100
8.12%, 3/01/16(o)	6,750	5,982,188
Steel Dynamics, Inc., Senior Unsecured Notes,
7.38%, 11/01/12(e)(o)	7,340	7,376,700
Terex Corp., Senior Subordinated Notes,
7.38%, 1/15/14	1,000	1,012,500
8.00%, 11/15/17	11,700	11,846,250
Transdigm, Inc., Senior Subordinated Notes,
7.75%, 7/15/14	2,115	2,146,725
Vector Group Ltd., Notes,
11.00%, 8/15/15(e)	6,400	6,496,000

		88,003,463

Medical & Medical Services — 3.7%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
7.50%, 8/15/13	2,820	2,848,200
Community Health Systems, Inc., Senior Unsecured Notes,
8.88%, 7/15/15	1,545	1,573,969
Hologic, Inc., Senior Unsecured Notes,
2.00%, 12/15/37	3,620	3,914,125
Omnicare, Inc., Debentures,
3.25%, 12/15/35	4,500	3,279,375

66	DECEMBER 31, 2007

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Medical & Medical Services (Continued)
Reable Therapeutics, Inc., Unsecured Notes,
10.88%, 11/15/14(e)	$18,640	$18,313,800
Tenet Healthcare Corp., Senior Unsecured Notes,
6.50%, 6/01/12	17,900	15,931,000
9.88%, 7/01/14	6,775	6,453,188
9.25%, 2/01/15	1,125	1,040,625
U.S. Oncology, Inc., Senior Subordinated Notes,
10.75%, 8/15/14	1,050	1,036,875
U.S. Oncology, Inc., Senior Unsecured Notes,
9.00%, 8/15/12	5,350	5,276,437
United Surgical Partners International, Inc., Senior Subordinated Notes,
8.88%, 5/01/17	3,800	3,752,500

		63,420,094

Medical Instruments & Supplies — 0.7%
Accellant, Inc., Senior Subordinated Notes,
10.50%, 12/01/13	7,335	6,161,400
Coopers Co., Inc., Senior Unsecured Notes,
7.12%, 2/15/15	5,250	5,105,625

		11,267,025

Metal & Mining — 3.0%
AK Steel Corp., Senior Unsecured Notes,
7.75%, 6/15/12	3,900	3,919,500
Alpha Natural Resources, Senior Unsecured Notes,
10.00%, 6/01/12	3,395	3,590,212
California Steel Industries, Inc., Senior Unsecured Notes,
6.12%, 3/15/14	1,990	1,751,200
Century Aluminum Co., Senior Unsecured Notes,
7.50%, 8/15/14	2,605	2,565,925
Foundation Pennsylvania Coal Co., Senior Unsecured Notes,
7.25%, 8/01/14	3,225	3,184,688
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
8.39%, 4/01/15(g)	16,970	17,224,550
8.38%, 4/01/17	16,610	17,814,225
Rathgibson, Inc., Senior Unsecured Notes,
11.25%, 2/15/14	1,225	1,225,000

		51,275,300

Motor Vehicles — 2.9%
Accuride Corp., Senior Subordinated Notes,
8.50%, 2/01/15	4,180	3,385,800
ArvinMeritor, Inc., Senior Notes,
6.80%, 2/15/09	176	170,720
ArvinMeritor, Inc., Unsecured Notes,
8.12%, 9/15/15	3,970	3,434,050
Asbury Automotive Group, Inc., Senior Subordinated Notes,
8.00%, 3/15/14	1,700	1,606,500
7.62%, 3/15/17	1,790	1,584,150
AutoNation, Inc., Senior Unsecured Notes,
7.24%, 4/15/13(g)	1,935	1,785,038
7.00%, 4/15/14	1,520	1,440,200
Ford Motor Co., Debentures,
8.90%, 1/15/32	4,000	3,100,000
Group 1 Automotive, Inc., Senior Unsecured Notes,
2.25%, 6/15/36(g)	2,360	1,563,500
Lear Corp., Senior Unsecured Notes,
5.75%, 8/01/14	1,295	1,061,900
8.75%, 12/01/16	3,625	3,298,750
Metaldyne Corp., Senior Unsecured Notes,
10.00%, 11/01/13	3,475	2,866,875
Stanadyne Corp., Senior Subordinated Notes,
10.00%, 8/15/14	3,115	3,005,975
Stanadyne Holdings, Inc., Senior Unsecured Notes,
15.00%, 2/15/15(p)	5,455	4,200,350
Sunstate Equipment Co. LLC, Senior Secured Notes,
10.50%, 4/01/13(e)	7,760	6,906,400
Tenneco, Inc., Senior Subordinated Notes,
8.62%, 11/15/14	1,950	1,915,875
Titan Wheel International, Inc., Senior Unsecured Notes,
8.00%, 1/15/12	3,195	3,083,175
United Auto Group, Inc., Senior Subordinated Notes,
7.75%, 12/15/16	4,950	4,628,250

		49,037,508

Oil & Gas — 3.8%
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15	4,670	4,518,225
6.62%, 1/15/16	2,040	1,994,100
6.88%, 11/15/20	300	288,000
Denbury Resources, Inc., Senior Subordinated Notes,
7.50%, 4/01/13	185	186,850
7.50%, 12/15/15	4,150	4,191,500
Dynegy Holdings, Inc., Senior Unsecured Notes,
7.75%, 6/01/19	11,870	10,950,075
East Cameron Gas,
11.25%, 7/09/19(c)	3,260	2,379,800
Encore Acquisition Co., Senior Subordinated Notes,
6.00%, 7/15/15	3,400	3,060,000
7.25%, 12/01/17	1,350	1,285,875
EXCO Resources, Inc., Senior Secured Notes,
7.25%, 1/15/11	5,780	5,563,250
Frontier Oil Corp., Escrow Bonds,
0.00%(c)(h)(i)(j)(k)	500	—
KCS Energy, Inc., Senior Unsecured Notes,
7.12%, 4/01/12	5,285	5,086,813
Newfield Exploration Co., Senior Subordinated Notes,
6.62%, 9/01/14	1,380	1,366,200
6.62%, 4/15/16	120	117,600
Range Resources Corp., Senior Subordinated Notes,
7.38%, 7/15/13	2,325	2,359,875
Sabine Pass LNG LP, Notes,
7.50%, 11/30/16	4,705	4,493,275
SemGroup LP, Senior Unsecured Notes,
8.75%, 11/15/15(e)	4,900	4,655,000
Swift Energy Co., Senior Unsecured Notes,
7.12%, 6/01/17	3,950	3,752,500
Whiting Petroleum Corp., Senior Subordinated Notes,
7.25%, 5/01/12	1,855	1,827,175
7.25%, 5/01/13	4,910	4,836,350
The Williams Cos., Inc., Senior Unsecured Notes,
7.23%, 10/01/10(e)(g)	2,110	2,136,375

		65,048,838

Paper & Forest Products — 2.1%
Boise Cascade LLC, Senior Subordinated Notes,
7.12%, 10/15/14	4,485	4,339,237
Bowater, Inc., Senior Unsecured Notes,
7.99%, 3/15/10(g)	3,455	3,010,169

DECEMBER 31, 2007	67

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Paper & Forest Products (Continued)
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12(e)	$7,600	$7,638,000
10.00%, 5/01/12	11,600	11,658,000
11.16%, 5/01/12(g)	2,475	2,552,344
NewPage Corp., Senior Subordinated Notes,
12.00%, 5/01/13(o)	2,330	2,405,725
Verso Paper Holdings LLC, Notes,
9.12%, 8/01/14	4,955	5,004,550

		36,608,025

Publishing & Printing — 0.5%
Dex Media West LLC/Dex Media West Finance, Senior Subordinated Notes,
9.88%, 8/15/13	4,313	4,485,520
Dex Media, Inc., Senior Unsecured Notes,
8.00%, 11/15/13	1,000	940,000
Network Communications, Inc., Senior Unsecured Notes,
10.75%, 12/01/13	3,865	3,787,700

		9,213,220

Real Estate — 1.9%
American Real Estate Partners LP, Senior Unsecured Notes,
8.12%, 6/01/12	3,075	2,978,906
7.12%, 2/15/13	3,050	2,867,000
7.12%, 2/15/13(e)(m)	6,755	6,349,700
Ashton Woods USA LLC, Senior Subordinated Notes,
9.50%, 10/01/15	2,685	1,718,400
Mobile Services Group, Inc., Senior Unsecured Notes,
9.75%, 8/01/14(e)	2,750	2,530,000
Realogy Corp., Senior Notes,
11.00%, 4/15/14(e)(l)	9,190	6,387,050
Realogy Corp., Senior Subordinated Notes,
12.38%, 4/15/15(e)(o)	2,360	1,486,800
Realogy Corp., Senior Unsecured Notes,
10.50%, 4/15/14(e)	5,810	4,342,975
The Rouse Co., Unsecured Notes (REIT),
5.38%, 11/26/13	540	466,369
Ventas Realty LP, Senior Unsecured Notes (REIT),
6.75%, 6/01/10	1,910	1,924,325
9.00%, 5/01/12	850	913,750

		31,965,275

Restaurants — 0.2%
Buffets, Inc., Senior Unsecured Notes,
12.50%, 11/01/14(e)	2,230	847,400
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14	2,880	2,851,200

		3,698,600

Retail Merchandising — 2.6%
American Greetings Corp., Senior Unsecured Notes,
7.38%, 6/01/16	500	486,250
Ames True Temper, Inc., Senior Unsecured Notes,
9.24%, 1/15/12(g)	5,865	4,985,250
General Nutrition Centers, Inc., Senior Subordinated Notes,
10.75%, 3/15/15	7,290	6,779,700
General Nutrition Centers, Inc., Senior Unsecured Notes,
10.01%, 3/15/14(g)(l)	9,085	8,585,325
Michaels Stores, Inc., Senior Subordinated Notes,
11.38%, 11/01/16(o)	10,600	9,725,500
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14	760	722,000
Neiman Marcus Group, Inc., Senior Unsecured Notes,
9.00%, 10/15/15(l)	3,916	4,038,375
Rite Aid Corp., Notes,
7.50%, 3/01/17	9,275	8,173,594
Yankee Candle Co., Inc., Senior Subordinated Notes,
9.75%, 2/15/17(o)	2,095	1,916,925

		45,412,919

Security Brokers & Dealers — 0.4%
E*TRADE Financial Corp., Senior Unsecured Notes,
12.50%, 11/29/17(e)	7,910	7,514,500
Semiconductors & Related Devices — 1.4%
Amkor Technologies, Inc., Senior Notes,
7.75%, 5/15/13	1,840	1,734,200
Amkor Technologies, Inc., Senior Unsecured Notes,
9.25%, 6/01/16	9,210	9,233,025
Freescale Semiconductor, Inc., Senior Unsecured Notes,
9.12%, 12/15/14(l)	15,745	13,383,250

		24,350,475

Telecommunications — 9.8%
American Tower Corp., Senior Unsecured Notes,
7.50%, 5/01/12	5,025	5,175,750
American Tower Corp., Unsecured Notes,
3.00%, 8/15/12	3,500	7,420,000
Bonten Media Group, Inc., Senior Unsecured Notes,
9.00%, 6/01/15(e)(l)	1,880	1,640,300
Centennial Communications, Senior Unsecured Notes,
8.12%, 2/01/14	4,830	4,757,550
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	19,695	19,744,238
Citizens Communications Co., Senior Unsecured Notes,
6.25%, 1/15/13	925	896,094
7.88%, 1/15/27	500	476,250
Cricket Communications, Inc., Senior Unsecured Notes,
9.38%, 11/01/14	1,725	1,617,187
9.38%, 11/01/14(e)	8,740	8,193,750
DIRECTV Holdings LLC, Unsecured Notes,
8.38%, 3/15/13	4,395	4,570,800
Fibertower Corp., Notes,
9.00%, 11/15/12(e)	3,120	2,866,500
9.00%, 11/15/12	1,170	1,074,937
Idearc, Inc., Senior Unsecured Notes,
8.00%, 11/15/16	7,500	6,881,250
IPCS, Inc., Notes,
7.04%, 5/01/13(g)	4,830	4,552,275
Metropcs Wireless, Inc., Senior Unsecured Notes,
9.25%, 11/01/14	15,425	14,499,500
PanAmSat Corp., Senior Debentures,
6.88%, 1/15/28	2,690	2,232,700
PanAmSat Corp., Senior Unsecured Notes,
9.00%, 8/15/14	1,062	1,067,310
9.00%, 6/15/16	3,145	3,168,588
Protostar Ltd.,
12.50%, 10/15/12(e)	9,991	10,490,950
Qwest Communications International, Inc., Senior Unsecured Notes,
8.37%, 2/15/09(g)	495	495,000

68	DECEMBER 31, 2007

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Telecommunications (Continued)
7.50%, 2/15/14	$5,170	$5,157,075
7.50%, 2/15/14	10,435	10,408,912
Qwest Corp., Debentures,
6.50%, 6/01/17	3,170	3,035,275
7.12%, 11/15/43	1,610	1,485,225
Qwest Corp., Unsecured Notes,
8.94%, 6/15/13(g)	2,000	2,040,000
7.50%, 10/01/14	7,735	7,851,025
Rural Cellular Corp., Senior Secured Notes,
8.25%, 3/15/12	3,460	3,589,750
Superior Essex Communications & Essex Group, Senior Notes,
9.00%, 4/15/12	7,805	7,492,800
West Corp., Senior Subordinated Notes,
11.00%, 10/15/16(o)	10,300	10,222,750
West Corp., Senior Unsecured Notes,
9.50%, 10/15/14	2,465	2,415,700
Windstream Corp., Senior Unsecured Notes,
8.12%, 8/01/13	5,725	5,925,375
8.62%, 8/01/16	3,450	3,622,500
Windstream Regatta Holdings, Inc., Senior Subordinated Notes,
11.00%, 12/01/17(e)	3,198	3,166,020

		168,233,336

Tires & Rubber — 0.9%
American Tire Distributors, Inc., Senior Unsecured Notes,
11.48%, 4/01/12(g)	3,000	2,910,000
Goodyear Tire & Rubber Co., Senior Unsecured Notes,
9.13%, 12/01/09(g)	1,000	1,007,500
7.86%, 8/15/11	1,850	1,873,125
4.00%, 6/15/34(g)	1,550	3,665,750
Goodyear Tire & Rubber Co., Unsecured Notes,
8.62%, 12/01/11	5,922	6,173,685

		15,630,060

Transportation — 0.4%
Hornbeck Offshore Services, Inc., Senior Unsecured Notes,
6.12%, 12/01/14	955	907,250
Overseas Shipholding Group, Inc., Debentures,
8.75%, 12/01/13	3,980	4,208,850
Swift Transportation Co., Inc., Notes,
12.62%, 5/15/15(e)(g)	315	162,619
12.50%, 5/15/17(e)	1,490	769,212

		6,047,931

Waste Management — 0.5%
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(l)	9,130	7,623,550
Casella Waste Systems, Inc., Senior Subordinated Notes,
9.75%, 2/01/13	1,225	1,249,500

		8,873,050

Yankee — 8.6%
Business Services — 0.2%
Quebecor World, Inc. (Canada), Senior Unsecured Notes,
9.75%, 1/15/15(e)(q)	4,050	3,042,563

Chemicals — 0.3%
Ineos Group Holdings Plc (United Kingdom), Unsecured Notes,
8.50%, 2/15/16(e)(q)	4,570	4,067,300
NOVA Chemicals Corp. (Canada), Senior Unsecured Notes,
7.86%, 11/15/13(g)(q)	235	219,725

		4,287,025

Computer & Office Equipment — 0.1%
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes,
6.80%, 10/01/16(q)	1,390	1,355,250

Containers — 0.3%
Impress Holdings BV (Netherlands), Secured Notes,
8.37%, 9/15/13(e)(g)(q)	4,950	4,801,500

Electronics — 0.4%
NXP BV (Netherlands), Notes,
7.99%, 10/15/13(g)(q)	6,405	5,892,600
9.50%, 10/15/15(q)	1,948	1,784,855

		7,677,455

Energy & Utilities — 0.3%
OPTi, Inc. (Canada), Notes,
8.25%, 12/15/14(e)(q)	5,600	5,544,000

Finance — 1.7%
Corral Finans AB (Sweden), Senior Unsecured Notes,
10.24%, 4/15/10(e)(g)(l)(q)	4,378	3,984,080
Digicel Group Ltd. (Jamaica), Unsecured Notes,
8.88%, 1/15/15(e)(o)(q)	4,790	4,382,850
9.88%, 1/15/15(e)(l)(q)	7,011	6,397,537
Duloxetine Royalty (Cayman Islands), Senior Secured Notes (acquired 09/30/05, cost $2,500,000),
13.00%, 10/15/13(f)(n)(q)	2,500	2,550,000
Wind Acquisition Holdings Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(e)(q)	10,490	11,434,100

		28,748,567

Leasing — 0.0%
Ashtead Holdings Plc (United Kingdom), Senior Secured Notes,
8.62%, 8/01/15(e)(q)	850	743,750

Manufacturing — 0.3%
Hynix Semiconductor, Inc. (South Korea), Senior Unsecured Notes,
7.88%, 6/27/17(e)(q)	2,860	2,581,150
Invensys Plc (United Kingdom), Senior Unsecured Notes,
9.88%, 3/15/11(e)(q)	1,820	1,922,269

		4,503,419

Medical Instruments & Supplies — 0.4%
Angiotech Pharmaceutical, Inc. (Canada), Senior Unsecured Notes,
8.87%, 12/01/13(g)(q)	7,790	7,400,500

Metal & Mining — 0.2%
Novelis, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/15(q)	1,575	1,480,500

DECEMBER 31, 2007	69

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Yankee (Continued)
Metal & Mining (Continued)
Russell Metals, Inc. (Canada), Senior Subordinated Notes,
6.38%, 3/01/14(q)	$1,625	$1,505,156

		2,985,656

Oil & Gas — 0.8%
Compagnie Generale de Geophysique (France), Senior Unsecured Notes,
7.75%, 5/15/17(q)	6,135	6,196,350
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.62%, 12/01/13(q)	2,825	2,627,250
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes,
8.75%, 12/01/11(q)	5,520	5,451,000

		14,274,600

Paper & Forest Products — 1.0%
Abitibi-Consolidated, Inc. (Canada), Senior Debentures,
8.85%, 8/01/30(q)	635	434,975
Abitibi-Consolidated, Inc. (Canada), Senior Unsecured Notes,
8.55%, 8/01/10(q)	200	175,000
Abitibi-Consolidated, Inc. (Canada), Unsecured Notes,
6.00%, 6/20/13(q)	2,035	1,386,344
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
8.58%, 10/01/10(g)(q)	4,850	3,492,000
7.25%, 10/01/12(o)(q)	2,190	1,319,475
Bowater Finance Corp. (Canada), Senior Unsecured Notes,
7.95%, 11/15/11(q)	3,405	2,749,538
Cascades, Inc. (Canada), Unsecured Notes,
7.25%, 2/15/13(q)	1,715	1,607,812
Catalyst Paper Co. (Canada), Senior Unsecured Notes,
7.38%, 3/01/14(q)	2,275	1,717,625
Domtar Corp. (Canada), Unsecured Notes,
7.88%, 10/15/11(q)	1,685	1,720,806
7.12%, 8/15/15(q)	3,170	3,106,600

		17,710,175

Telecommunications — 2.2%
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes,
13.38%, 10/15/10(i)(q)	1,849	175,663
Inmarsat Finance II Plc (United Kingdom), Senior Unsecured Notes,
10.38%, 11/15/12(q)	1,180	1,146,075
Intelsat Intermediate Ltd. (Bermuda), Senior Unsecured Notes,
9.23%, 2/01/15(q)	3,370	2,754,975
Intelsat Ltd. (Bermuda), Senior Unsecured Notes,
11.41%, 6/15/13(g)(q)	5,840	5,986,000
8.89%, 1/15/15(g)(q)	6,840	6,857,100
9.25%, 6/15/16(q)	1,940	1,949,700
11.25%, 6/15/16(q)	2,680	2,767,100
Nortel Networks Ltd. (Canada), Senior Unsecured Notes,
9.49%, 7/15/11(e)(g)(q)	10,420	10,159,500
Orascom Telecom Finance SCA (Egypt),
7.88%, 2/08/14(q)	930	874,200
Orascom Telecom Finance SCA (Eygpt), Senior Unsecured Notes,
7.88%, 2/08/14(e)(q)	3,410	3,222,450
Virgin Media Finance Plc (United Kingdom), Senior Unsecured Notes,
8.75%, 4/15/14(q)	2,665	2,645,013

		38,537,776

Transportation — 0.3%
Britannia Bulk Plc (United Kingdom), Notes,
11.00%, 12/01/11(q)	600	620,250
CHC Helicopter Corp. (Canada), Senior Subordinated Notes,
7.38%, 5/01/14(q)	760	718,200
Navios Martime Holding, Inc. (Greece), Senior Unsecured Notes,
9.50%, 12/15/14(q)	3,591	3,671,798

		5,010,248

Waste Management — 0.1%
Waste Services, Inc. (Canada), Senior Subordinated Notes,
9.50%, 4/15/14(q)	1,850	1,803,750

TOTAL CORPORATE BONDS
(Cost $1,459,406,843)		1,401,064,057

Foreign Bonds — 2.3%
Denmark — 0.7%
Nordic Telephone Co. Holdings Aps (EUR), Senior Unsecured Notes,
8.88%, 5/01/16(e)	8,655	8,871,375
9.75%, 5/01/16(g)	2,400	3,561,560

		12,432,935

Ireland — 0.7%
BCM Ireland Finance Ltd. (EUR),
11.58%, 2/15/17(e)(g)	3,559	4,865,277
BCM Ireland Finance Ltd., Senior Notes (EUR),
9.58%, 8/15/16(g)	5,480	7,911,896

		12,777,173

Luxembourg — 0.5%
Wind Acquisition Holdings Finance SA (EUR),
10.46%, 12/17/14	6,120	9,115,755

Netherlands — 0.1%
Asset Repackaging Trust BV (EUR),
12.16%, 12/21/11(g)(l)	930	1,348,626

South Africa — 0.1%
Cell C Ltd. (EUR),
8.62%, 7/01/12	700	926,210

70	DECEMBER 31, 2007

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds (Continued)
United Kingdom — 0.2%
Ineos Group Holdings Plc (EUR),
7.88%, 2/15/16(e)	$2,000	$2,441,628

TOTAL FOREIGN BONDS
(Cost $36,836,087)		39,042,327

Bank Loans — 11.7%
Business Services — 0.8%
Catalina Marketing Corp.,
8.98%, 10/09/15(g)	15,058	13,853,360

Containers — 0.2%
Berry Plastics Group, Inc.,
12.24%, 6/15/14(g)	3,800	3,229,878

Energy & Utilities — 1.7%
MACH Gen LLC, Tranche B,
7.00%, 2/22/14(g)	4,486	4,234,725
7.20%, 2/22/14(g)	469	442,500
MACH Gen LLC, Tranche B Constant Price,
12.50%, 12/31/49(g)	3,729	3,520,083
Sandridge Energy, Inc.,
8.85%, 3/01/14(g)	2,250	2,216,250
8.62%, 3/01/15(g)	2,400	2,388,000
Texas Competitive Energy, Tranche B,
8.62%, 10/10/14(g)	16,250	15,958,356

		28,759,914

Entertainment & Leisure — 0.4%
EB Sports Corp.,
11.36%, 5/01/12(g)	5,834	5,571,163
HIT Entertainment Plc (United Kingdom), 2nd Lien,
10.38%, 1/31/13(g)	1,500	1,425,000

		6,996,163

Finance — 1.9%
Affinion Group Holdings, Inc.,
11.68%, 3/01/12(g)	7,900	7,274,581
Alliance Data Systems Corp., 1st Lien,
8.06%, 12/15/14(g)	11,000	10,230,000
BLB Worldwide Holdings, Inc.,
9.72%, 8/31/12(g)	500	455,000
Hawker Beechcraft Corp.,
7.13%, 3/31/14(g)	133	126,118
Hawker Beechcraft Corp., Term B,
7.13%, 3/31/14(g)	117	110,926
7.20%, 3/31/14(g)	1,442	1,368,379
Kabel Deutschland Holdings GMBH PIK (Germany) (EUR),
11.18%, 12/15/14(g)	2,215	3,095,482
Marsico, Term B,
8.12%, 11/14/14(g)	1,500	1,440,000
Travelport LLC,
12.20%, 3/22/12(g)	8,914	8,320,003

		32,420,489

Food & Agriculture — 0.9%
Chiquita Brands LLC, Tranche C,
7.88%, 6/28/12(g)	2,795	2,728,266
Service Master,
9.59%, 6/19/08(g)	14,200	12,833,250

		15,561,516

Manufacturing — 0.1%
Spectrum Brands, Inc.,
4.97%, 4/15/13(g)	127	122,486
Spectrum Brands, Inc., Term B,
8.90%, 4/12/13-4/15/13(g)	898	867,261
9.36%, 4/12/13(g)	577	557,525
8.66%, 4/15/13(g)	350	338,008
9.25%, 4/15/13(g)	706	681,420

		2,566,700

Medical & Medical Services — 0.6%
Community Health Systems,
7.07%, 6/18/14(g)	1,478	1,420,608
Community Health Systems, Inc., Delayed Draw,
5.82%, 6/18/14(g)	408	391,892
Community Health Systems, Inc., Term B,
7.33%, 6/18/14(g)	4,602	4,423,479
Rotech Healthcare, Inc.,
11.36%, 9/26/11(g)	2,672	2,518,593
Talecris, 1st Lien,
8.16%, 3/31/10(g)	5	4,605
8.38%, 3/31/10(g)	1,839	1,821,019

		10,580,196

Paper & Forest Products — 0.8%
Newpage Corp., Term B,
8.90%, 12/07/14(g)	4,000	3,973,124
Verso Paper Finance Holdings LLC,
11.61%, 2/01/13(g)	10,530	10,049,569

		14,022,693

Plastics — 0.1%
Lucite International Group Holdings Ltd. PIK (EUR),
13.64%, 7/15/14(g)(l)	880	1,201,818
Synventive Acquisition, Inc., Mezzanine,
14.00%, 2/17/14(i)	518	233,047

		1,434,865

Publishing & Printing — 2.2%
Cenveo Corp.,
9.72%, 9/17/15(g)	8,000	8,000,000
Education Media,
8.87%, 5/15/09-11/14/14(g)	10,000	9,562,500
Education Media, Tranche A,
8.87%, 11/14/14(g)	21,000	19,950,000

		37,512,500

Retail Merchandising — 0.5%
Bausch & Lomb, Delayed Draw,
8.27%, 4/11/15(g)	5,360	5,333,200
Bausch & Lomb, Parent,
8.37%, 4/11/15(g)	1,340	1,333,300
Michaels Stores, Inc., Term B,
6.94%, 10/31/13(g)	52	47,661
7.62%, 10/31/13(g)	1,943	1,781,356

		8,495,517

Semiconductors & Related Devices — 0.2%
Applied Tech Products Corp., Tranche A,
12.13%, 10/24/10(c)(g)	1,405	1,405,137
Applied Tech Products Corp., Tranche B,
16.13%, 4/24/11(c)(g)	669	656,557

DECEMBER 31, 2007	71

High Yield Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Bank Loans (Continued)
Semiconductors & Related Devices (Continued)
Applied Tech Products Corp., Tranche C,
17.50%, 10/24/11(c)(g)	$266	$—
Electrical Components International Holdings Company, 2nd Lien,
11.37%, 5/19/14(g)	1,000	860,000

		2,921,694

Telecommunications — 0.5%
Panamsat Corp., Term B,
6.71%, 1/03/14(g)	9,991	9,785,358

Yankee — 0.8%
Finance — 0.7%
Wind Acquisition Holdings Finance SA (Luxembourg),
12.45%, 12/21/11(g)(q)	8,998	8,923,199
10.79%, 12/17/14(g)(q)	2,250	2,288,437

		11,211,636

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
7.81%, 6/12/14(g)(q)	2,000	1,866,666

		13,078,302

TOTAL BANK LOANS
(Cost $207,287,474)		201,219,145

	Number of Shares
Short Term Investment — 0.9%
Galileo Money Market Fund, 4.32%(r)
(Cost $15,993,464)	15,993,464	15,993,464

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS — 98.8%
(Cost $1,780,695,145)		1,699,536,843

	Par (000)
Repurchase Agreements — 3.0%
Lehman Brothers Holdings, Inc.,
4.35%(h)	$19,800	19,800,000
(Agreement dated 12/12/07 to be repurchased at $19,845,458, collateralized by $20,000,000 LVB Acquisition Merger Sub, Inc., 11.63% due 10/15/17. The value of the collateral is $20,320,000.)
4.35%(h)	17,156	17,156,250
(Agreement dated 12/12/07 to be repurchased at $17,195,638, collateralized by $25,000,000 Ford Motor Co., 7.70% due 5/15/97. The value of the collateral is $17,370,972.)
4.35%(h)	14,962	14,962,500
(Agreement dated 12/12/07 to be repurchased at $14,996,851, collateralized by $15,000,000 Reliant Energy, Inc., 6.75% due 12/15/14. The value of the collateral is $15,082,500.)
TOTAL REPURCHASE AGREEMENTS
(Cost $51,918,750)		51,918,750

	Number of Contracts
Call Option Purchased — 0.1%
Marsico Parent Superhold Co. LLC Strike Price $ 942.860, Expires 12/31/49)
(Cost $104,183)	107	104,703

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 101.9%
(Cost $1,832,718,078)		1,751,560,296

	Number of Shares
Affiliated Investment — 0.0%
Short Term Investment — 0.0%
Institutional Money Market Trust, 5.50%(s)(t)
(Cost $282,330)	282,330	282,330

TOTAL INVESTMENTS INCLUDING REPURCHASE AGREEMENTS — 101.9%
(Cost $1,833,000,408(a))		1,751,842,626
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — 0.0%		(282,330)
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (2.4)%		(41,414,248)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		9,571,072

NET ASSETS — 100.0%		$1,719,717,120

72	DECEMBER 31, 2007

High Yield Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Cost for federal income tax purposes is $1,833,716,958. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$21,227,947
Gross unrealized depreciation	(103,102,279)

$(81,874,332)

(b)	Non-income producing security.
(c)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $8,894,146, which represents 0.5% of net assets.
(d)	Total or partial security on loan.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 26.5% of its net assets, with a current market value of $455,553,541, in securities restricted as to resale.

(f)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2007, the Portfolio held 0.8% of its net assets, with a current market value of $14,547,000 and an original cost of $13,660,000 in these securities.
(g)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(h)	The security is a perpetual bond and has no stated maturity date.
(i)	Security in default.
(j)	As a result of bankruptcy proceedings, the issuer did not repay the principal amount of the security upon maturity.
(k)	Security held in escrow for future payments.
(l)	Payment in kind security.
(m)	Security, or a portion thereof, with a market value of $1,178,200 , has been pledged as collateral for swap and swaption contracts.
(n)	Security is illiquid. As of December 31, 2007, the Portfolio held 0.2% of its net assets, with a current market value of $2,689,275, in these securities.
(o)	Security, or a portion thereof, with a market value of $43,775,035, has been pledged as collateral for reverse repurchase agreements.
(p)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2007.
(q)	U.S. dollar denominated security issued by foreign domiciled entity.
(r)	Represents current yield as of December 31, 2007.
(s)	The rate shown is the effective yield as of December 31, 2007.
(t)	Security purchased with the cash proceeds from securities loaned.

DECEMBER 31, 2007	73

Schedule of Investments	Taxable Bond Portfolios

KEY TO INVESTMENT ABBREVIATIONS
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CHF	Swiss Francs
CMT	Constant Maturity Treasury Rate
CAD	Canadian Dollar
CZK	Czechoslovakian Krone
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IO	Interest Only
JPY	Japanese Yen
KRW	Korean Won
LLC	Limited Liability Company
LP	Limited Partnership
NZD	New Zealand Dollar
PLN	Polish Zloty
PO	Principal Only
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced

74	DECEMBER 31, 2007

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Bonds — 71.5%
Canada — 8.9%
Government of Canada Bonds (CAD),
4.00%, 9/01/10	1,200	$1,220,171
4.00%, 6/01/16	1,560	1,579,300
Province of Ontario, Unsecured Notes (NZD),
6.25%, 6/16/15	3,610	2,525,201

		5,324,672

France — 4.7%
French Treasury Notes (EUR),
2.50%, 7/12/10	2,000	2,815,781

Germany — 23.4%
Bundesrepublic Deutschland (EUR),
3.75%, 1/04/17	8,135	11,422,350
4.25%, 7/04/17	1,600	2,327,777
Talisman Finance Plc (EUR),
4.40%, 4/22/17	215	310,552

		14,060,679

Italy — 4.7%
Buoni Poliennali del Tesoro (EUR),
2.75%, 6/15/10	2,000	2,829,036

Japan — 23.3%
Japan Government Bonds (JPY),
1.08%, 1/20/21(b)	1,500,000	13,119,546
Japan Government CPI Linked Notes, Series 9 (JPY),
1.10%, 9/10/16	99,000	893,972

		14,013,518

Netherlands — 4.6%
Kingdom of Netherlands Bonds (EUR),
4.00%, 1/15/37	2,100	2,751,262

New Zealand — 1.9%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD),
6.50%, 9/28/15	1,680	1,175,594

TOTAL FOREIGN BONDS
(Cost $40,435,173)		42,970,542

	Par/Shares (000)
Short Term Investments — 22.1%
Federal Home Loan Bank, Discount Notes (USD),
3.25%, 1/02/08(c)	10,300	10,299,070
Galileo Money Market Fund, 4.32% (USD)(d)	2,991	2,990,604

TOTAL SHORT TERM INVESTMENTS
(Cost $13,289,674)		13,289,674

TOTAL INVESTMENTS IN SECURITIES — 93.6%
(Cost $53,724,847(a))		56,260,216

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.4%		3,848,017

NET ASSETS — 100.0%		$60,108,233

(a)	Cost for federal income tax purposes is $53,731,278. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,591,020
Gross unrealized depreciation	(62,082)

$2,528,938

(b)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Represents current yield as of December 31, 2007.
•	Cash of $1,750,000 pledged as collateral on 65 long Euro-Bobl futures contracts, 189 long Euro-Bund futures contracts and 60 short U.S. Treasury Note futures contracts expiring March 2008. The notional value of such contracts on December 31, 2007 was $48,200,147, with an unrealized loss of $838,725 (including commissions of $582).

KEY TO INVESTMENT ABBREVIATIONS

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

STRATEGIC PORTFOLIO |	DECEMBER 31, 2007	1

AMT-Free Municipal Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets	)

	Par (000)	Value
Municipal Bonds — 90.1%
Alabama — 1.5%
Alabama Public School & College Authority Capital Import RB Series 1999C,
5.75%, 7/01/18	$3,000	$3,143,220
Tuscaloosa Special Care Facility RB (CapStone Village Project) Series 2005A,
5.12%, 8/01/15	2,000	1,872,180

		5,015,400

Arizona — 1.9%
Pima County Industrial Development Authority Education RB (Arizona Charter School Project) Series 2007O,
5.25%, 7/01/31	1,285	1,168,913
Salt Verde Financial Corp. RB (Senior Gas Project) Series 2007,
5.50%, 12/01/29	5,000	5,095,850

		6,264,763

California — 14.2%
Antelope Valley Healthcare District RB Series 2002A,
5.25%, 9/01/17	3,000	3,023,250
California GO Series 2005,
5.00%, 6/01/33	6,000	6,210,120
Chabot-Las Positas Community College District GO Series 2006-04B,
5.00%, 8/01/31	2,000	2,083,480
Clovis Public Fnanace Authority Waterworks RB Series 2007,
5.00%, 8/01/26	3,000	3,146,580
Foothill Eastern Corridor Agency Toll Road RB Series 1999,
5.75%, 1/15/40	8,500	8,456,565
Golden State Tobacco Securitization Corp. RB Series 2007A-1,
5.12%, 6/01/47	2,000	1,684,360
Los Altos School District Captial Appreciation GO Series 2001B,
5.87%, 8/01/13(b)(c)	3,380	1,787,040
Los Angeles Unified School District GO Series 2006F,
5.00%, 7/01/30	2,000	2,084,340
Metropolitan Water District Southern California Waterworks RB Series 2006A,
5.00%, 7/01/35	3,170	3,315,123
Metropolitan Water District Southern California Waterworks RB Series 2007A,
5.00%, 7/01/37	4,000	4,197,400
Palomar Pomerado Health GO Series 2007A,
5.12%, 8/01/37	4,630	4,831,081
Rancho Mirage Joint Power Finance Agency Authority RB (Eisenhower Medical Center Project) Series 2007A,
5.00%, 7/01/38	2,000	1,931,740
Sacramento Municipal Utility District Electric RB Series 1992C,
5.75%, 11/15/09	430	447,114
Stockton-East Water District RB Series 2002B,
6.12%, 4/01/28	4,495	1,431,702
Vista United School District GO Series 2007C,
5.00%, 8/01/28	2,185	2,298,751

		46,928,646

Colorado — 0.2%
Colorado Health Facility Authority RB (Christian Living Commission Project) Series 2006A,
5.75%, 1/01/37	550	509,245

District of Columbia — 0.0%
District of Columbia GO Series 1993A-1,
6.00%, 6/01/11	50	54,580

Florida — 13.9%
Alachua County Industrial Development RB (North Florida Retirement Village Income Project) Series 2007,
5.88%, 11/15/36	2,500	2,328,575
Ave Maria Stewardship Community Development District GO Series 2006,
4.80%, 11/01/12	1,000	919,460
Florida Board of Education Capital GO Series 2000D,
5.75%, 6/01/22	7,800	8,250,528
Florida Department of Transportation Alligator Alley RB Series 2007A,
5.00%, 7/01/26	2,725	2,850,840
5.00%, 7/01/24	2,585	2,722,858
Hillborough County Expressway Authority RB Series 2005,
5.00%, 7/01/25	5,150	5,378,300
Hillsborough County Industrial Development Authority Hospital RB (Tampa General Project) Series 2006,
5.25%, 10/01/41	6,000	5,770,440
Miami-Dade County Aviation RB Series 2007B,
5.00%, 10/01/28	3,750	3,887,400
Orange County Health Facility Authority RB Series 2007,
5.50%, 7/01/32	1,250	1,110,362
Orange County Tourist Development Tax RB Series 2005,
5.00%, 10/01/31	2,100	2,152,710
Riviera Beach Utility Special District Water & Sewer RB Series 2004,
5.00%, 10/01/29	4,245	4,362,120
Sarasota County Health Facility Authority Retirement Facility Authority RB (Village on the Isle Project) Series 2007,
5.50%, 1/01/27	1,000	923,530
Tampa Water & Sewer RB Series 2002,
6.00%, 10/01/14-10/01/16	2,455	2,845,130
Tolomato Community Development District GO (St. Johns County Special Assessment Project) Series 2007,
6.45%, 5/01/23	1,500	1,464,225
Winter Haven Utility System RB Series 2005,
5.00%, 10/01/30	1,000	1,029,700

		45,996,178

Georgia — 4.4%
Atlanta Airport Facility RB Series 1994A,
6.50%, 1/01/10	1,000	1,063,640
Cobb County & Marietta Water Authority RB Series 2002,
5.50%, 11/01/14	1,000	1,110,290
Forsyth County School District GO Series 1992,
6.70%, 7/01/12	1,000	1,081,770
Fulton County Facility Corp. COP (Fulton County Public Purpose Project) Series 1999,
5.50%, 11/01/18	1,000	1,061,120
Gainesville Redevelopment Authority Educational Facility RB (Riverside Military Academy Project) Series 2007,
5.12%, 3/01/27	2,550	2,401,411

DECEMBER 31, 2007	1

AMT-Free Municipal Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Georgia (Continued)
Georgia Municipal Electric Authority Power RB Series 1993B,
5.70%, 1/01/19	$1,000	$1,107,860
Houston County Hospital Authority RB (Houston Healthcare Project) Series 2007,
5.25%, 10/01/42	6,810	6,689,804

		14,515,895

Illinois — 0.8%
Chicago Water RB Series 1997,
5.50%, 11/01/22	1,020	1,041,818
Illinois Financing Authority RB (Sherman Health Systems Project) Series 2007A,
5.50%, 8/01/37	1,750	1,676,062

		2,717,880

Indiana — 0.4%
Indiana Health Facility Finance Authority Hospital RB (Methodist Hospital, Inc. Project) Series 2001,
5.50%, 9/15/31	1,320	1,280,769

Louisiana — 1.9%
Louisiana Local Government Environment Facilities Community Development Authority RB Series 2007,
6.75%, 11/01/32	2,000	1,982,860
New Orleans RB (Levee District Public Improvement Project) Series 1986,
5.95%, 11/01/15	1,730	1,763,960
St. Bernard Parish Home Mortgage Authority Single Family Mortgage RB (Mortgage-Backed Securities Program) Series 2007A-1,
5.80%, 3/01/39	2,500	2,679,350

		6,426,170

Maryland — 3.1%
Howard County GO (Consolidated Public Improvement Project) Series 2004A,
5.00%, 8/15/19	6,695	7,463,921
Howard County Retirement RB (Vantage House Facility Project) Series 2007A,
5.25%, 4/01/27	2,000	1,806,680
Maryland Health & Higher Educational Facility Authority RB Series 2007B,
5.00%, 1/01/17	1,000	985,770

		10,256,371

Massachusetts — 2.0%
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007A,
5.75%, 11/15/42	1,000	896,300
Massachusetts GO Series 2004B,
5.25%, 8/01/15	5,000	5,581,050

		6,477,350

Michigan — 0.5%
Michigan Tobacco Settlement Finance Authority RB Series 2007A,
6.00%, 6/01/48	1,630	1,586,479

Minnesota — 1.4%
Minnesota Municipal Power Agency Electric RB Series 2007,
5.25%, 10/01/27	1,315	1,356,409
5.00%, 10/01/37	3,335	3,258,996

		4,615,405

Mississippi — 0.9%
Mississippi Hospital Equipment & Facilities Authority RB (Delta Regional Medical Center Project) Series 2007,
5.25%, 8/01/26	3,000	3,129,750

Montana — 1.7%
Montana Department of Transportation RB (Highway 93 Construction Project) Series 2005,
5.25%, 6/01/16	5,000	5,543,650

Multi-State — 5.2%
Centerline Equity Issuer Trust Series 1999,
6.62%, 6/30/49(d)	3,000	3,107,340
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/50(d)	9,000	9,764,550
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/50(d)	4,000	4,156,120

		17,028,010

Nebraska — 0.3%
Omaha Public Power District Electric RB Series 1992B,
6.15%, 2/01/12	1,000	1,068,820

Nevada — 2.7%
Henderson Health Facility RB (Catholic Healthcare West Project) Series 2007B,
5.25%, 7/01/31	9,000	9,033,390

New Jersey — 7.5%
New Jersey Health Care Facility Finance Authority RB (Saint Barnabos Health Care Systems Project) Series 2006A,
5.00%, 7/01/29	3,575	3,368,401
New Jersey Highway Authority RB (Garden State Parkway Project) Series 1992,
6.20%, 1/01/10	6,225	6,403,284
New Jersey Transportation Trust Fund Authority System RB Series 2000A,
6.00%, 6/15/10(b)	10,000	10,678,000
New Jersey Turnpike Authority RB Series 2000A,
5.75%, 1/01/10(b)	4,000	4,203,240

		24,652,925

New York — 2.6%
Metropolitan Transportation Authority RB Series 2006A,
5.00%, 11/15/25	3,100	3,214,483
New York City GO Series 2003I,
5.75%, 3/01/19	150	163,155
New York City GO Series 2006A,
5.00%, 8/01/19	4,800	5,084,832

		8,462,470

North Carolina — 0.7%
North Carolina Medical Care Community Retirement Facility RB Series 2007,
5.12%, 9/01/27	2,000	1,936,060
North Carolina Municipal Power Agency RB (Catawba Electric Project) Series 1992A,
6.00%, 1/01/10	300	316,566

		2,252,626

Oklahoma — 0.8%
Tulsa County Industrial Authority Health Care RB (St. Francis Health System Project) Series 2006,
5.00%, 12/15/36	2,500	2,477,275

2	DECEMBER 31, 2007

AMT-Free Municipal Bond Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Oregon — 2.6%
Clackamas County GO (School District No. 62 Oregon City Project) Series 2000C,
5.50%, 6/15/10(b)	$3,185	$3,364,347
Port Portland Airport RB Series 1999,
5.50%, 7/01/24	5,000	5,166,350

		8,530,697

Pennsylvania — 1.3%
Philadelphia School District GO Series 1999C,
5.75%, 3/01/10(b)	4,000	4,218,560

Puerto Rico — 1.5%
Puerto Rico Convention Center District Authority RB (Hotel Occupancy Tax Project) Series 2006A,
5.00%, 7/01/24	5,000	5,118,200

Rhode Island — 0.2%
Rhode Island Depositors Economic Protection Corp. SO Series 1993,
5.62%, 8/01/09	370	379,225
Rhode Island Health & Educational Building Corp. RB (Hospital Financing Lifespan Project) Series 1997,
5.50%, 5/15/16	200	204,342

		583,567

South Carolina — 0.4%
South Carolina Jobs Economic Development Authority Health Facility RB (First Mortgage Episcopal Church Project) Series 2007,
5.00%, 4/01/24	1,500	1,444,935

Texas — 6.9%
Grand Prairie Independent School District GO Series 2000A,
5.80%, 8/15/11(b)	4,925	5,368,299
Harris County Hospital District RB Series 2007A,
5.12%, 2/15/32	6,500	6,606,210
Red Oak Independent School District GO Series 2007,
5.12%, 8/15/26-8/15/28	4,940	5,236,880
Texas Water Finance Assistance GO Series 2000,
5.75%, 8/01/22	3,445	3,619,972
Travis County Health Facility Development Corp. RB (Ascension Health Credit Project) Series 1999A,
5.88%, 11/15/09(b)	1,980	2,099,671

		22,931,032

Utah — 0.0%
Salt Lake City Hospital RB Series 1988A,
8.12%, 5/15/15	100	115,391

Virginia — 2.4%
Pocahontas Parkway Toll Road RB Series 1998B,
5.85%, 8/15/08(b)(c)	14,300	6,024,876
Reynolds Crossing Community Development Authority Special Assessment RB (Reynolds Crossing Project) Series 2007,
5.10%, 3/01/21	1,000	924,280
Watkins Centre Community Development Authority RB Series 2007,
5.40%, 3/01/20	1,000	964,500

		7,913,656

Washington — 6.2%
Pierce County School District No. 416 GO (White River Project) Series 2000,
6.00%, 12/01/10(b)	5,345	5,770,836
Washington GO Series 2000B,
6.00%, 1/01/10(b)	14,000	14,775,880

		20,546,716

TOTAL MUNICIPAL BONDS
(Cost $ 292,880,090)		297,696,801

Mortgage Pass-Through — 0.0%
Government National Mortgage Assoc. I, 6.00%, 11/15/31
(Cost $ 2,806)	3	2,785

	Number of Shares
Short Term Investment — 0.0%
Wilmington Trust Tax-Free Money Market Fund, 2.86%(e)
(Cost $ 97,860)	97,860	97,860

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 90.1%
(Cost $ 292,980,756)		297,797,446

	Par/Shares (000)
Affiliated Investments — 13.6%
Tender Option Municipal Bonds — 8.7%
Pennsylvania — 3.6%
Delaware Valley Regional Finance Authority Local Government RB Series 2002B,
8.56%, 7/01/32(f)	$10,000	11,696,748

Puerto Rico — 5.1%
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A,
9.23%, 10/01/10(f)	15,950	16,823,990

		28,520,738

Short Term Investment — 4.9%
Merrill Lynch Institutional Tax-Exempt Fund, 3.15%(e)	16,250	16,250,000

TOTAL AFFILIATED INVESTMENTS
(Cost $ 42,985,040)		44,770,738

TOTAL INVESTMENTS IN SECURITIES — 103.7%
(Cost $ 335,965,796(a))		342,568,184
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		6,773,431
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (5.7)%		(18,867,502)

NET ASSETS — 100.0%		$330,474,113

DECEMBER 31, 2007	3

AMT-Free Municipal Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Cost for federal income tax purposes is $317,335,796. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$10,028,484
Gross unrealized depreciation	(3,426,096)

$6,602,388

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.
(e)	Represents current yield as of December 31, 2007.
(f)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

4	DECEMBER 31, 2007

Ohio Municipal Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 90.7%
Multi-State — 6.1%
Centerline Equity Issuer Trust Series 1999,
6.62%, 6/30/49(b)(c)	$1,000	$1,035,780
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/50(c)	1,000	1,084,950
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/50(c)	2,000	2,078,060
7.75%, 6/30/50(c)	2,000	2,172,680

		6,371,470

Ohio — 74.3%
Akron GO Series 2001,
5.50%, 12/01/21	1,000	1,074,970
Brunswick GO Series 1994,
6.30%, 12/01/14	160	162,069
Buckeye Tobacco Settlement Financing Authority RB (Senior Current Interest Turbo Project) Series 2007A-2,
6.50%, 6/01/47	750	770,122
5.88%, 6/01/47	1,400	1,341,074
Cincinnati Water System RB Series 2007B,
5.00%, 12/01/32	2,000	2,097,160
Cleveland State University General Receipts RB Series 2004,
5.00%, 6/01/34	3,000	3,059,220
Cleveland State University General Receipts RB Series 2007A,
4.50%, 6/01/36	2,000	1,891,980
Columbus GO Series 2007B,
4.50%, 9/01/28	750	751,125
Cuyahoga County Multi-Family RB Series 2002,
5.35%, 9/20/27	935	944,902
Fairfield School District GO Series 1994,
7.45%, 12/01/14	1,000	1,149,800
Greater Cleveland Regional Transportation Authority Capital Improvement RB Series 2001A,
5.12%, 12/01/11(d)	1,000	1,072,210
Hamilton County Sales Tax RB Series 2000B,
5.25%, 12/01/10(d)	3,985	4,219,796
5.25%, 12/01/32	1,015	1,052,281
Hamilton County Sewer System RB Series 2005B,
5.00%, 12/01/16	2,720	2,970,811
Marysville School District GO Series 1998,
6.00%, 12/01/10(d)	1,910	2,079,608
Mason School District GO Series 2001,
5.38%, 12/01/11(d)	3,000	3,244,050
Mason School District GO Series 2005,
5.00%, 12/01/15	3,000	3,306,990
Monroe Local School District GO Series 2006,
5.50%, 12/01/25	1,835	2,118,067
New Albany Community Authority Facilities RB Series 2001B,
5.12%, 10/01/21	2,750	2,902,653
Northeast Regional Sewer District Wastewater RB Series 2007,
4.50%, 11/15/37	2,500	2,445,200
Northwestern School District RB (Wayne & Ashland Counties Project) Series 1994,
7.20%, 12/01/10	235	247,481
Ohio Air Quality Development Authority RB (Dayton Power & Light Co. Project) Series 2006,
4.80%, 9/01/36	1,900	1,804,354
Ohio Environment Improvement RB (USX Corp. Project) Series 1999,
5.62%, 5/01/29	1,000	1,002,320
Ohio Higher Educational Facilities RB (Denison University Project) Series 2001,
5.12%, 11/01/11(d)	3,000	3,238,860
Ohio Higher Educational Facilities RB (University Hospital Health System Project) Series 2007,
4.50%, 1/15/31	2,000	1,788,520
Ohio Housing Finance Agency Capital Fund RB Series 2007A,
5.00%, 4/01/27	2,000	2,065,680
Ohio Housing Finance Agency Mortgage RB Series 2006A AMT,
4.90%, 9/01/36	2,500	2,349,750
Ohio Housing Finance Agency RB (Wind River Project) Series 1994A AMT,
5.55%, 11/01/18	300	304,620
Ohio Infrastructure Improvement GO Series 1997,
5.35%, 8/01/14	2,380	2,654,295
Ohio Major New State Infrastructure RB Series 2005,
5.00%, 12/15/14	2,660	2,909,721
Ohio State University GO Series 2002A,
5.25%, 12/01/18	3,290	3,526,386
Orrville School District GO Series 2007,
5.25%, 12/01/35	1,000	1,067,680
Pickerington Local School District Facilities RB (Construction & Improvement Project) Series 2001,
5.25%, 12/01/11(d)	1,000	1,076,020
Scioto County RB (Marine Terminal Norfolk Southern Corp. Project) Series 1998,
5.30%, 8/15/13(e)	3,000	3,074,490
Springboro Water System RB Series 1998,
5.00%, 12/01/18	2,500	2,559,500
Trotwood-Madison School District GO Series 2002,
5.00%, 12/01/12(d)	2,000	2,157,800
University of Cincinnati RB Series 2001A,
5.00%, 6/01/31	2,000	2,047,280
University of Toledo RB Series 2002,
5.25%, 6/01/11(d)	1,195	1,275,651
West Muskingum Local School District Facilities GO (Construction & Improvement Project) Series 2003,
5.00%, 12/01/24	3,000	3,121,920
Westlake GO Series 1996,
6.40%, 12/01/08	575	592,836

		77,519,252

Puerto Rico — 10.3%
Commonwealth of Puerto Rico GO Series 2002,
5.50%, 7/01/11	5,000	5,333,500
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007,
5.25%, 7/01/39	2,000	2,101,820
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 2002E,
5.50%, 2/01/12(d)	2,990	3,233,356

		10,668,676

TOTAL MUNICIPAL BONDS
(Cost $91,757,966)		94,559,398

DECEMBER 31, 2007	5

Ohio Municipal Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Short Term Investment — 0.1%
Wilmington Trust Tax-Free Money Market Fund, 2.86%(f)
(Cost $ 167,870)	167,870	$167,870

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 90.8%
(Cost $ 91,925,836)		94,727,268

	Par/Shares (000)
Affiliated Investments — 23.8%
Tender Option Municipal Bonds — 22.8%
Puerto Rico — 22.8%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998,
5.89%, 7/01/18(g)	$12,745	12,924,000
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A,
8.73%, 10/01/10	1,600	1,704,624
9.23%, 10/01/10(g)	2,000	2,137,840
9.23%, 10/01/10(g)	2,000	2,126,960
9.23%, 10/01/10(g)	2,630	2,779,552
9.23%, 10/01/10(g)	1,000	1,057,250
8.73%, 10/01/24(g)	1,000	1,054,010

		23,784,236

Short Term Investment — 1.0%
CMA Municipal Money Fund, 2.91%(f)	960	960,329

TOTAL AFFILIATED INVESTMENTS
(Cost $ 23,922,474)		24,744,565

TOTAL INVESTMENTS IN SECURITIES — 114.6%
(Cost $115,848,310(a))		$119,471,833
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		459,371
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (15.0)%		(15,644,437)

NET ASSETS — 100.0%		$104,286,767

(a)	Cost for federal income tax purposes is $100,423,310. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$4,437,743
Gross unrealized depreciation	(814,220)

$3,623,523

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.0% of its net assets, with a current market value of $1,035,780, in securities restricted as to resale.
(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.
(d)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(e)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(f)	Represents current yield as of December 31, 2007.
(g)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

6	DECEMBER 31, 2007

Delaware Municipal Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 71.1%
Delaware — 53.8%
Delaware Economic Development Authority PCRB (Delmarva Power Project) Series 2002B,
5.20%, 2/01/19	$1,000	$1,042,920
Delaware Economic Development Authority RB (Delaware Technology Park University of Delaware Project) Series 2000,
6.00%, 2/01/10(b)	1,000	1,067,000
Delaware Economic Development Authority RB (Delmarva Power Project) Series 2000 AMT,
5.65%, 7/01/28	3,850	4,001,575
Delaware Economic Development Authority RB (First Mortgage Gilpin Project) Series 1998,
5.62%, 7/01/19	2,000	1,950,480
Delaware Economic Development Authority RB (United Water Delaware, Inc. Project) Series 1995 AMT,
6.20%, 6/01/25	1,000	1,011,630
Delaware GO Series 2005C,
5.00%, 3/01/23	1,500	1,663,830
Delaware Health Facilities Authority RB (Beebe Medical Center Project) Series 2004A,
5.50%, 6/01/24	1,000	991,420
Delaware Health Facilities Authority RB (Catholic Health East Project) Series 2003D,
5.12%, 11/15/24	1,750	1,770,668
5.25%, 11/15/28	2,225	2,245,092
Delaware Health Facilities Authority RB (Christiana Care Health Services Project) Series 2003,
5.25%, 10/01/12	1,500	1,611,150
Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 1992C,
7.38%, 1/01/15	1,420	1,389,782
Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 2001A,
5.40%, 7/01/24	1,935	2,019,714
Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2000 AMT,
5.90%, 7/01/20	760	775,686
Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2002A AMT,
5.40%, 1/01/34	525	526,407
Delaware River & Bay Authority RB Series 2003,
5.25%, 1/01/13(b)	1,000	1,087,760
Delaware River & Bay Authority RB Series 2005,
5.00%, 1/01/24	1,000	1,048,700
Delaware Solid Waste Authority PCRB Series 2006,
5.00%, 6/01/23	2,000	2,095,040
New Castle County GO Series 2007A,
5.00%, 7/15/24	2,000	2,139,260
Wilmington Park Authority Guaranteed Packaging RB Series 2002,
5.25%, 9/15/14-9/15/15	2,500	2,772,390

		31,210,504

Multi-State — 11.0%
Centerline Equity Issuer Trust Series 1999,
6.62%, 6/30/49(c)(d)	1,000	1,035,780
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/50(d)	1,000	1,084,950
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/50(d)	2,000	2,078,060
7.75%, 6/30/50(d)	2,000	2,172,680

		6,371,470

Puerto Rico — 6.3%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	1,000	1,039,040
5.25%, 7/01/36	500	551,325
Puerto Rico Electric Power Authority RB Series 2007TT,
5.00%, 7/01/32	1,500	1,479,150
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A,
5.38%, 6/01/14	50	55,375
Puerto Rico Public Finance Corp. RB Series 2007A,
5.25%, 8/01/49	500	512,080

		3,636,970

TOTAL MUNICIPAL BONDS
(Cost $40,361,172)		41,218,944

	Number of Shares
Short Term Investment — 0.1%
Wilmington Trust Tax-Free Money Market Fund, 2.86%(e)
(Cost $ 71,596)	71,596	71,596

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 71.2%
(Cost $ 40,432,768)		41,290,540

	Par/Shares (000)
Affiliated Investments — 66.0%
Tender Option Municipal Bonds — 63.6%
Puerto Rico — 63.6%
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A,
8.73%, 10/01/10(f)	$1,600	1,704,624
9.23%, 10/01/10(f)	2,000	2,137,840
9.23%, 10/01/10(f)	2,000	2,126,960
9.23%, 10/01/10(f)	2,630	2,779,552
9.23%, 10/01/10(f)	1,000	1,057,250
8.73%, 10/01/24(f)	1,000	1,054,010
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A,
6.74%, 6/01/12(f)	12,200	13,246,900
7.21%, 6/01/14(f)	11,500	12,733,179

		36,840,315

Short Term Investment — 2.4%
Merrill Lynch Institutional Tax-Exempt Fund, 3.15%(e)	1,400	1,400,000

TOTAL AFFILIATED INVESTMENTS
(Cost $35,789,582)		38,240,315

DECEMBER 31, 2007	7

Delaware Municipal Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Value
TOTAL INVESTMENTS IN SECURITIES — 137.2%
(Cost $76,222,350(a))	$79,530,855
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%	911,943
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (38.8)%	(22,468,745)

NET ASSETS — 100.0%	$57,974,053

(a)	Cost for federal income tax purposes is $53,930,246. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,615,926
Gross unrealized depreciation	(370,317)

$3,245,609

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.8% of its net assets, with a current market value of $1,035,780, in securities restricted as to resale.
(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.
(e)	Represents current yield as of December 31, 2007.
(f)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

8	DECEMBER 31, 2007

Kentucky Municipal Bond Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 95.4%
Kentucky — 71.5%
Boone County School District Finance Corp. RB (School Building Project) Series 2000B,
5.38%, 8/01/10(b)	$2,500	$2,661,900
Bowling Green GO (Public Project) Series 2007,
5.00%, 12/01/27	1,265	1,333,930
4.25%, 12/01/32	2,255	2,141,168
Bowling Green School District Finance Corp. RB Series 2000,
5.75%, 1/01/18-1/01/20	2,185	2,299,123
Bullitt County School District Finance Corp. RB Series 2006,
4.12%, 12/01/24	1,300	1,255,813
Campbell & Kenton Counties Sanitation District RB Series 2006,
4.38%, 8/01/30	1,500	1,448,145
4.38%, 8/01/31	2,115	2,030,675
4.38%, 8/01/32	775	742,411
Christian County Public Courthouse Corp. Lease RB (Court Facilities Project) Series 2007,
4.00%, 8/01/17	1,135	1,155,623
Frankfort Electric & Water Plant Board RB Series 1999,
5.60%, 12/01/19	1,045	1,096,435
Hardin County School District Finance Corp. RB (School Building Project) Series 2000,
5.50%, 2/01/10(b)	1,675	1,770,458
Hopkins County GO (Detention Facilities Project) Series 2000,
5.75%, 2/01/10(b)	1,800	1,911,600
Jefferson County School District Finance Corp. RB (School Building Project) Series 1999A,
5.25%, 1/01/14	2,000	2,078,660
Jefferson County School District Finance Corp. RB (School Building Project) Series 2006B,
4.12%, 12/01/25	1,500	1,432,875
Kenton County Airport Board RB (Cincinnati Northern Kentucky Project) Series 1997A AMT,
6.30%, 3/01/08	1,000	1,014,200
Kenton County Public Properties Corp. RB (First Mortgage Court Facilities Project) Series 2007,
4.38%, 3/01/29	1,750	1,691,708
Kentucky Economic Development Finance Authority Health System RB (Norton Healthcare, Inc. Project) Series 2000A,
6.62%, 10/01/10(b)	1,370	1,505,438
6.62%, 10/01/28	380	401,671
Kentucky Housing Corp. RB Series 2001F AMT,
5.45%, 1/01/32	450	452,416
Kentucky Housing Corp. RB Series 2006U AMT,
4.85%, 7/01/27	1,000	960,980
Kentucky Municipal Power Agency RB (Prairie Project) Series 2007A,
5.00%, 9/01/37	1,000	1,038,780
Kentucky Rural Water Finance Corp. RB Series 2007A,
4.38%, 2/01/32	585	563,460
Kentucky Turnpike Authority Economic Development RB (Revitalization Project) Series 2001A,
5.50%, 7/01/15	1,000	1,126,010
Lexington-Fayette Urban County Government GO Series 2000A,
5.75%, 2/01/20	1,500	1,582,080
Lexington-Fayette Urban County Government Public Facilities Corp. RB Series 2006,
4.25%, 10/01/28	1,300	1,237,496
Lexington-Fayette Urban County Government Sewer System RB Series 2001A,
5.00%, 7/01/21	1,935	2,039,761
Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Health Care, Inc. Project) Series 2006,
5.25%, 10/01/36	3,750	3,636,075
Louisville & Jefferson Counties Metropolitan Sewer & Drain Systems RB Series 1999A,
5.75%, 5/15/33	3,750	3,922,650
Louisville & Jefferson Counties Regional Airport Authority RB (Airport System Project) Series 2001A AMT,
5.75%, 7/01/15	1,755	1,891,135
Louisville & Jefferson Counties Regional Airport Authority RB (Special Facilities Project) Series 1999 AMT,
5.50%, 3/01/19	3,000	3,009,450
Louisville Regional Airport Authority RB Series 2005A,
5.00%, 7/01/18	4,345	4,507,199
Louisville Waterworks Board Water System RB (Louisville Water Co. Project) Series 2000,
5.25%, 11/15/16	2,590	2,729,394
Taylor County GO (Detention Facilities Project) Series 2007,
4.50%, 9/01/32	1,000	972,340
Trimble County Environment Facilities RB Series 2007,
4.60%, 6/01/33	4,100	4,008,447
Warren County Hospital Facilities RB (Community Hospital Corp. Project) Series 2007A,
5.00%, 8/01/29	1,000	939,630

		62,589,136

Multi-State — 8.6%
Centerline Equity Issuer Trust Series 1999,
6.62%, 6/30/49(c)(d)(e)	1,000	1,035,780
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/50(d)	4,000	4,339,800
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
7.75%, 6/30/50(d)	2,000	2,172,680

		7,548,260

Puerto Rico — 12.9%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2000C,
6.00%, 7/01/10(b)	5,000	5,387,500
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007,
5.25%, 7/01/39	3,000	3,152,730
Puerto Rico Electric Power Authority RB Series 2002II,
5.25%, 7/01/12(b)	2,500	2,734,875

		11,275,105

Virgin Islands — 2.4%
Virgin Islands Public Finance Authority RB Series 2006,
5.00%, 10/01/28	2,000	2,056,960

TOTAL MUNICIPAL BONDS
(Cost $81,964,287)		83,469,461

DECEMBER 31, 2007	9

Kentucky Municipal Bond Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Short Term Investment — 0.1%
Wilmington Trust Tax-Free Money Market Fund, 2.86%(f)
(Cost $ 88,064)	88,064	$88,064

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENTS — 95.5%
(Cost $ 82,052,351)		83,557,525

	Par/Shares (000)
Affiliated Investments — 13.7%
Tender Option Municipal Bonds — 12.4%
Puerto Rico — 12.4%
Puerto Rico Commonwealth Infrastructure Finance Authority GO Series 2000A,
8.73%, 10/01/10(g)	$1,600	1,704,624
9.23%, 10/01/10(g)	2,000	2,137,840
9.23%, 10/01/10(g)	2,000	2,126,960
9.23%, 10/01/10(g)	2,630	2,779,552
9.23%, 10/01/10(g)	1,000	1,057,250
8.73%, 10/01/24(g)	1,000	1,054,010

		10,860,236

Short Term Investment — 1.3%
Merrill Lynch Institutional Tax-Exempt Fund, 3.15%(f)	1,200	1,200,000

TOTAL AFFILIATED INVESTMENTS
(Cost $ 11,475,966)		12,060,236

TOTAL INVESTMENTS IN SECURITIES — 109.2%
(Cost $93,528,317(a))		95,617,761
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(336,000)
LIABILITY FOR TRUST CERTIFICATES, INCLUDING INTEREST AND FEES PAYABLE — (8.8)%		(7,750,108)

NET ASSETS — 100.0%		$87,531,653

(a)	Cost for federal income tax purposes is $85,876,034. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,369,246
Gross unrealized depreciation	(1,307,519)

$2,061,727

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.2% of its net assets, with a current market value of $1,035,780, in securities restricted as to resale.
(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust are federally tax-exempt multifamily housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. Although they are not subject to mandatory redemption, each series is subject to remarketing on their respective stated maturity date.
(e)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(f)	Represents current yield as of December 31, 2007.
(g)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

10	DECEMBER 31, 2007

Schedule of Investments	Municipal Bond Portfolios

KEY TO INVESTMENT ABBREVIATIONS

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation
RB	Revenue Bond
SO	Special Obligation

DECEMBER 31, 2007	11

Schedules of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

Conservative Prepared Portfolio

	Number of Shares	Value
Affiliated Investment Companies — 99.9%
Equity Funds — 38.9%
BlackRock Basic Value Fund, Inc.	35,358	$1,054,381
BlackRock Capital Appreciation Portfolio(b)	61,116	1,125,758
BlackRock EuroFund	25,301	511,840
BlackRock Global Dynamic Equity Fund	125,838	1,745,379
BlackRock Large Cap Core Fund	107,306	1,445,411
BlackRock Latin America Fund, Inc.	3,147	207,219
BlackRock Pacific Fund, Inc.	17,172	488,203
BlackRock Small Cap Core Equity Portfolio	37,863	709,548

		7,287,739

Fixed Income Funds — 60.9%
BlackRock High Yield Bond Portfolio	68,151	528,171
BlackRock Inflation Protected Bond Portfolio	111,812	1,150,541
BlackRock International Bond Portfolio	141,223	1,669,260
BlackRock Total Return Fund	701,165	8,056,390

		11,404,362

Money Market Fund — 0.1%
BlackRock Liquidity Funds TempFund Portfolio	28,735	28,735

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.9%
(Cost $18,862,594(a))		18,720,836

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		20,817

NET ASSETS — 100.0%		$18,741,653

(a)	Cost for federal income tax purposes is $18,919,451. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$256,128
Gross unrealized depreciation	(454,743)

$(198,615)

(b)	Non-income producing security.

Moderate Prepared Portfolio

	Number of Shares	Value
Affiliated Investment Companies — 101.1%
Equity Funds — 59.6%
BlackRock Basic Value Fund, Inc.	157,692	$4,702,386
BlackRock Capital Appreciation Portfolio(b)	272,334	5,016,394
BlackRock EuroFund	113,108	2,288,181
BlackRock Global Dynamic Equity Fund	562,095	7,796,259
BlackRock Large Cap Core Fund	478,526	6,445,742
BlackRock Latin America Fund, Inc.	13,913	916,192
BlackRock Pacific Fund, Inc.	76,771	2,182,596
BlackRock Small Cap Core Equity Portfolio	168,832	3,163,919

		32,511,669

Fixed Income Funds — 41.5%
BlackRock High Yield Bond Portfolio	143,987	1,115,902
BlackRock Inflation Protected Bond Portfolio	222,376	2,288,249
BlackRock International Bond Portfolio	286,593	3,387,528
BlackRock Total Return Fund	1,379,167	15,846,633

		22,638,312

TOTAL AFFILIATED INVESTMENT COMPANIES — 101.1%
(Cost $56,279,519(a))		55,149,981

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(578,338)

NET ASSETS — 100.0%		$54,571,643

(a)	Cost for federal income tax purposes is $56,387,417. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$829,225
Gross unrealized depreciation	(2,066,661)

$(1,237,436)

(b)	Non-income producing security.

DECEMBER 31, 2007	1

Schedules of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

Growth Prepared Portfolio

	Number of Shares	Value
Affiliated Investment Companies — 99.9%
Equity Funds — 79.1%
BlackRock Basic Value Fund, Inc.	241,731	$7,208,405
BlackRock Capital Appreciation Portfolio(b)	418,695	7,712,364
BlackRock EuroFund	174,779	3,535,788
BlackRock Global Dynamic Equity Fund	867,336	12,029,949
BlackRock Large Cap Core Fund	734,607	9,895,156
BlackRock Latin America Fund, Inc.	21,274	1,400,890
BlackRock Pacific Fund, Inc.	118,451	3,367,566
BlackRock Small Cap Core Equity Portfolio	258,627	4,846,676

		49,996,794

Fixed Income Funds — 20.7%
BlackRock High Yield Bond Portfolio	84,814	657,309
BlackRock Inflation Protected Bond Portfolio	128,196	1,319,132
BlackRock International Bond Portfolio	167,980	1,985,528
BlackRock Total Return Fund	793,255	9,114,495

		13,076,464

Money Market Fund — 0.1%
BlackRock Liquidity Funds TempFund Portfolio	89,764	89,764

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.9%
(Cost $64,948,270(a))		63,163,022

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		78,299

NET ASSETS — 100.0%		$63,241,321

(a)	Cost for federal income tax purposes is $65,012,158. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,265,669
Gross unrealized depreciation	(3,114,805)

$(1,849,136)

(b)	Non-income producing security.

Aggressive Growth Prepared Portfolio

	Number of Shares	Value
Affiliated Investment Companies — 99.4%
Equity Funds — 99.0%
BlackRock Basic Value Fund, Inc.	136,234	$4,062,492
BlackRock Capital Appreciation Portfolio(b)	234,889	4,326,648
BlackRock EuroFund	97,767	1,977,829
BlackRock Global Dynamic Equity Fund	485,430	6,732,916
BlackRock Large Cap Core Fund	413,102	5,564,480
BlackRock Latin America Fund, Inc.	11,964	787,828
BlackRock Pacific Fund, Inc.	66,396	1,887,634
BlackRock Small Cap Core Equity Portfolio	145,757	2,731,477

		28,071,304

Money Market Fund — 0.4%
BlackRock Liquidity Funds TempFund Portfolio	123,427	123,427

TOTAL AFFILIATED INVESTMENT COMPANIES — 99.4%
(Cost $29,409,253(a))		28,194,731

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		162,345

NET ASSETS — 100.0%		$28,357,076

(a)	Cost for federal income tax purposes is $29,459,385. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$453,872
Gross unrealized depreciation	(1,718,526)

$(1,264,654)

(b)	Non-income producing security.

2	DECEMBER 31, 2007

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

   Certifications – Attached hereto

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: February 21, 2008